SEC. File Nos. 2-86838
                                                                  811-3857

                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A
                             Registration Statement
                                     Under
                            the Securities Act of 1933
                          Post-Effective Amendment No. 28
                                      and
                              Registration Statement
                                     Under
                         The Investment Company Act of 1940
                                 Amendment No. 28

                         AMERICAN VARIABLE INSURANCE SERIES
                 (Exact Name of Registrant as specified in charter)
                               333 South Hope Street
                               Los Angeles, CA 90071
                       (Address of principal executive offices)

                Registrant's telephone number, including area code:
                                    (213) 486-9200

                                    CHAD L. NORTON
                         CAPITAL RESEARCH AND MANAGEMENT COMPANY
                                 333 South Hope Street
                                 Los Angeles, CA 90071
                          (name and address of agent for service)

                                       Copies to:
                                 ROBERT E. CARLSON, ESQ.
                          PAUL, HASTINGS, JANOFSKY & WALKER LLP
                                  555 S. Flower Street
                               Los Angeles, California 90071
                                (Counsel for the Registrant)

                      Approximate date of proposed public offering:
 It is proposed that this filing become effective on April 1, 1999, pursuant to paragraph (b) of rule 485.




                              AMERICAN VARIABLE
                              INSURANCE SERIES(r)


                                 Class 1 Shares


                                   PROSPECTUS


                                 APRIL 1, 1999



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Series consists of 11 funds, each representing a separate fully managed diversified portfolio of securities. The 11 funds are:

     Global Growth Fund
     Global Small Capitalization Fund
     Growth Fund
     International Fund
     New World Fund
     Growth-Income Fund
     Asset Allocation Fund
     Bond Fund
     High-Yield Bond Fund
     U.S. Government /AAA-Rated Securities Fund
     Cash Management Fund.

The Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This prospectus offers only Class 1 shares and is for use with Contracts that make Class 1 shares available. The Board of Trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. MORE INFORMATION ON THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL INFORMATION.

Shares of the Series are currently offered only to separate accounts of various insurance companies to serve as the underlying investment for both variable annuity and variable life insurance contracts ("Contracts"). All such shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value. Due to differences in tax treatment or other considerations, the interest of various Contract owners participating in a fund might at some time be in conflict. The Board of Trustees will monitor the Series' operations for any material conflicts and determine what action, if any, should be taken.


GLOBAL GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for
investors seeking capital appreciation through stocks.   Investors in the fund
should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.
Here are the fund's results calculated on a CALENDAR YEAR basis. (If insurance separate account fees were included, results would have been lower.)

[bar chart]
1998               29.04%
]end bar chart]

The fund's highest/lowest QUARTERLY results during this time period were

- HIGHEST  21.51% (quarter ended December 31, 1998)
- LOWEST  -10.70% (quarter ended September 30, 1998)


For periods ended December 31, 1998:

AVERAGE ANNUAL        FUND/1/          MSCI WORLD INDEX/2/ LIPPER         CPI/4/
TOTAL RETURN                                               GLOBAL
                                                           FUND
                                                           INDEX/3/

ONE YEAR              29.04%           24.80%              14.63%         1.61%

LIFETIME/5/           22.36%           22.24%              15.36%         1.38%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX MEASURES 22 MAJOR STOCK MARKETS THROUGHOUT THE WORLD, INCLUDING THE U.S. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ THE LIPPER GLOBAL FUND INDEX REPRESENTS FUNDS THAT INVEST AT LEAST 25% OF THEIR PORTFOLIOS IN SECURITIES TRADED OUTSIDE THE U.S. SALES CHARGES AND COMMISSIONS ARE NOT REFLECTED IN THE RESULTS OF THE UNDERLYING FUNDS.

/4/ THE CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/5/ THE FUND BEGAN INVESTMENT OPERATIONS ON APRIL 30, 1997.


GLOBAL SMALL CAPITALIZATION FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.2 billion. The fund is designed for
investors seeking capital appreciation through stocks.   Investors in the fund
should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. In addition, smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The fund began operations on April 30, 1998. Accordingly, results for a full calendar year are not available.


GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund may also invest up to 10% of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. The fund is designed for investors seeking capital
appreciation through stocks.   Investors in the fund should have a long-term
perspective and be able to tolerate potentially wide price fluctuations.

The prices of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.

Here are the fund's results calculated on a CALENDAR YEAR basis. (If insurance separate account fees were included, results would have been lower.)

[bar chart]
1989   31.25%
1990   -4.37
1991   33.27
1992   10.78
1993   16.33
1994    0.50
1995   33.27
1996   13.36
1997   30.10
1998   35.55
[end bar chart]

The fund's highest/lowest QUARTERLY results during this time period were

- HIGHEST 30.05% (quarter ended December 31, 1998)
- LOWEST  -17.01% (quarter ended September 30, 1990)


For periods ended December 31, 1998:

AVERAGE ANNUAL         FUND/1/        S&P 500        LIPPER CAPITAL       CPI/4/
TOTAL RETURN                          INDEX/2/       APPRECIATION
                                                     FUND INDEX/3/

ONE YEAR               35.55%         28.52%         19.90%               1.61%

FIVE YEARS             21.77%         24.02%         16.26%               2.37%

TEN YEARS              19.16%         19.16%         15.71%               3.12%

LIFETIME/5/            17.79%         18.43%         14.26%               3.24%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE STANDARD & POOR'S 500 COMPOSITE INDEX REPRESENTS PRIMARILY U.S. STOCKS. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ THE LIPPER CAPITAL APPRECIATION FUND INDEX REPRESENTS FUNDS THAT SEEK GROWTH OF CAPITAL BUT DO NOT NECESSARILY EMPHASIZE INVESTMENTS IN RAPIDLY GROWING, HIGH P/E COMPANIES. SALES CHARGES AND COMMISSIONS ARE NOT REFLECTED IN THE RESULTS OF THE UNDERLYING FUNDS.

/4/ THE CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/5/ THE FUND BEGAN INVESTMENT OPERATIONS ON FEBRUARY 8, 1984.


INTERNATIONAL FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is
designed for investors seeking capital appreciation through stocks.   Investors
in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.

Here are the fund's results calculated on a CALENDAR YEAR basis. (If insurance separate account fees were included, results would have been lower.)

[bar chart]
1991   11.76%
1992   -1.84
1993   34.34
1994    1.93
1995   12.68
1996   17.53
1997   9.06
1998   21.22
[end bar chart]

The fund's highest/lowest QUARTERLY results during this time period were

- HIGHEST 19.66%  (quarter ended December 31, 1998)
- LOWEST  -14.22% (quarter ended September 30, 1998)

For periods ended December 31, 1998:

AVERAGE ANNUAL         FUND/1/       MSCI EAFE        LIPPER              CPI/4/
TOTAL RETURN                         INDEX /2/        INTERNATIONAL
                                                      FUND INDEX/3/

ONE YEAR               21.22%        20.33%           12.66%              1.61%

FIVE YEARS             12.28%        9.50%            8.59%               2.37%

LIFETIME/5/            11.34%        8.33%            9.18%               2.81%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE (EUROPE, AUSTRALIA, FAR EAST) INDEX MEASURES ALL MAJOR STOCK MARKETS OUTSIDE NORTH AMERICA. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ THE LIPPER INTERNATIONAL FUND INDEX REPRESENTS FUNDS THAT INVEST IN SECURITIES WITH PRIMARY TRADING MARKETS OUTSIDE THE U.S. SALES CHARGES AND COMMISSIONS ARE NOT REFLECTED IN THE RESULTS OF THE UNDERLYING FUNDS.

/4/ THE CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/5/ THE FUND BEGAN INVESTMENT OPERATIONS ON MAY 1, 1990.


NEW WORLD FUND

THIS FUND WILL BECOME AVAILABLE ON JUNE 17, 1999; HOWEVER IT MAY NOT BE AVAILABLE IN ALL STATES ON THAT DATE. PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL FOR ADDITIONAL INFORMATION.

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries which have developing economies and/or markets. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser has determined that a significant portion of its assets or revenues (generally 20% or more) are attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in "qualified" countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in debt securities of issuers, including issuers of high-yield, high-risk and government bonds, primarily based in qualified countries or that have a significant portion of their assets in revenues attributable to developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest, and/or capital gains. Capital Research and Management Company will maintain an eligible list of qualified countries and securities in which the fund may invest.

The prices of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and potentially less liquid than securities issued in countries with more developed economies or markets.

The value of debt securities held by the fund may be affected by factors such as changing interest rates, credit ratings, and effective maturities. For example, the value of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. In addition, the values of high-yield, high-risk and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.


GROWTH-INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which offer the potential for appreciation and/or income. The fund may also invest up to 10% of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of equity securities held by the fund will decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.

Here are the fund's results calculated on a CALENDAR YEAR basis. (If insurance separate account fees were included, results would have been lower.)

[bar chart]
1989   25.45%
1990   -2.55
1991   24.08
1992   7.93
1993   12.30
1994   2.08
1995   32.99
1996   18.72
1997   25.84
1998   18.38
[end bar chart]

The fund's highest/lowest QUARTERLY results during this time period were

- HIGHEST 18.91% (quarter ended December 31, 1998)
- LOWEST -11.86% (quarter ended September 30, 1990)


For periods ended December 31, 1998:

AVERAGE ANNUAL         FUND/1/       S&P 500          LIPPER             CPI/4/
TOTAL RETURN                         INDEX/2/         GROWTH AND
                                                      INCOME FUND
                                                      INDEX/3/

ONE YEAR               18.38%        28.52%           13.58%             1.61%

FIVE YEARS             19.15%        24.02%           17.83%             2.37%

TEN YEARS              16.01%        19.16%           15.54%             3.12%

LIFETIME/5/            16.17%        18.43%           15.20%             3.24%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE STANDARD & POOR'S 500 COMPOSITE INDEX REPRESENTS PRIMARILY U.S. STOCKS.
 THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ THE LIPPER GROWTH AND INCOME FUND INDEX REPRESENTS FUNDS THAT COMBINE A GROWTH-OF-EARNINGS ORIENTATION AND AN INCOME REQUIREMENT FOR LEVEL AND/OR RISING DIVIDENDS. SALES CHARGES AND COMMISSIONS ARE NOT REFLECTED IN THE RESULTS OF THE UNDERLYING FUNDS.

/4/ THE CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/5/ THE FUND BEGAN INVESTMENT OPERATIONS ON FEBRUARY 8, 1984.


ASSET ALLOCATION FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may also invest up to 10% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index, and up to 5% of its assets in debt securities of non-U.S. issuers. Under normal market conditions, the fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40-80% in equity securities; 20-50% in debt securities; and 0-40% in money market instruments. The fund is designed for investors seeking above average total return.

The prices of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, or overall market declines, world political, social and economic instability, and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The value of debt securities held by the fund will be affected by factors such as changing interest rates, credit ratings, and effective maturities. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Money market instruments held by the fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.

Here are the fund's results calculated on a CALENDAR YEAR basis. (If insurance separate account fees were included, results would have been lower.)

[bar chart]
1990 -1.04%
1991 21.81
1992 8.50
1993 10.42
1994 -0.28
1995 29.56
1996 15.78
1997 20.49
1998 13.13
[end bar chart]

The fund's highest/lowest QUARTERLY results during this time period were

- Highest 11.56% (quarter ended December 31, 1998)
- Lowest  -9.15% (quarter ended September 30, 1998)


For periods ended December 31, 1998:

AVERAGE ANNUAL       FUND/1/      S&P 500        SALOMON SMITH           CPI/4/
TOTAL RETURN                      INDEX/2/       BARNEY BROAD
                                                 INVESTMENT GRADE
                                                 INDEX/3/

ONE YEAR             13.13%       28.52%         8.71%                   1.61%

FIVE YEARS           15.32%       24.02%         7.30%                   2.37%

LIFETIME/5/          12.48%       17.55%         8.64%                   2.97%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE STANDARD & POOR'S 500 COMPOSITE INDEX REPRESENTS PRIMARILY U.S. STOCKS.
 THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ THE SALOMON SMITH BARNEY BROAD INVESTMENT-GRADE (BIG) BOND INDEX REPRESENTS A MARKET CAPITALIZATION-WEIGHTED INDEX THAT INCLUDES TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, AND INVESTMENT GRADE FIXED-RATE CORPORATE BONDS (BBB-/BAA3) WITH A MATURITY OF ONE YEAR OR LONGER. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES. THIS INDEX IS INCLUDED AS A COMPARISON BECAUSE UNDER NORMAL MARKET CONDITIONS, THE FUND GENERALLY INVESTS AT LEAST 20% OF ITS ASSETS IN BONDS, INCLUDING INTERMEDIATE AND LONG-TERM DEBT SECURITIES. IT MAY INCREASE ITS EXPOSURE TO DEBT SECURITIES TO AS MUCH AS 50% OF ASSETS.

/4/ THE CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/5/ THE FUND BEGAN INVESTMENT OPERATIONS ON AUGUST 1, 1989.


BOND FUND

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.

The value of debt securities held by the fund may be affected by factors such as changing interest rates, credit ratings, and effective maturities. The fund may invest up to 35% of its assets in lower quality bonds (rated Ba and BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. The fund may also invest significantly in securities of issuers domiciled outside the U.S. The value of non-U.S. securities can decline in response to various factors including currency fluctuations, political, social and economic instability, differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also invest up to 20% of its assets in preferred stocks, including convertible and non-convertible preferred stocks. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality. The value of convertible preferred stocks varies in response to many factors, including the value of the underlying equity, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.

Here are the fund's results calculated on a CALENDAR YEAR basis. (If insurance separate account fees were included, results would have been lower.)

[bar chart]
1996   5.84%
1997   10.13
1998   4.37
[end bar chart]

The fund's highest/lowest QUARTERLY results during this time period were

- HIGHEST 4.51% (quarter ended June 30, 1997)
- LOWEST -2.10% (quarter ended March 31, 1996)


For periods ended December 31, 1998:

AVERAGE ANNUAL           FUND/1/      SALOMON SMITH            CPI/3/
TOTAL RETURN                          BARNEY BROAD
                                      INVESTMENT GRADE
                                      INDEX/2/

ONE YEAR (1998)          4.37%        8.71%                    1.61%

ONE YEAR (1997)          10.13%       9.64%                    1.70%

ONE YEAR (1996)          5.84%        3.62%                    3.32%

LIFETIME/4/              6.77%        7.30%                    2.21%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE SALOMON SMITH BARNEY BROAD INVESTMENT-GRADE (BIG) BOND INDEX REPRESENTS A MARKET CAPITALIZATION-WEIGHTED INDEX THAT INCLUDES TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, AND INVESTMENT GRADE FIXED-RATE CORPORATE BONDS (BBB-/BAA3) WITH A MATURITY OF ONE YEAR OR LONGER. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ THE CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/4/ THE FUND BEGAN INVESTMENT OPERATIONS ON JANUARY 2, 1996.


HIGH-YIELD BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba and BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securities and securities that have both equity and debt characteristics
that provide an opportunity for capital appreciation.   The fund is designed
for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

The value of debt securities held by the fund may be affected by factors such as changing credit ratings, interest rates, and effective maturities. For example, the values of lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. In addition, values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. The value of non-U.S. securities can decline in response to currency fluctuations, world political, social and economic instability, differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions. In addition, the prices of equity securities may decline in response to certain events, including those directly involving securities owned in the fund, adverse conditions affecting the general economy, or overall market declines.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.

Here are the fund's results calculated on a CALENDAR YEAR basis.   (If
insurance separate account fees were included, results would have been lower.)

[bar chart]
1989   10.50%
1990   3.84
1991   26.57
1992   12.47
1993   16.43
1994   -6.54
1995   21.77
1996   13.21
1997   12.41
1998   0.44
[end bar chart]

The fund's highest/lowest QUARTERLY results during this time period were

- HIGHEST 10.40% (quarter ended March 31, 1991)
- LOWEST -8.42% (quarter ended September 30, 1998)


For periods ended December 31, 1998:

AVERAGE ANNUAL         FUND/1/      CS FIRST           SALOMON SMITH      CPI/4/
TOTAL RETURN                        BOSTON HIGH        BARNEY BROAD
                                    YIELD              INVESTMENT
                                    INDEX/2/           GRADE
                                                       INDEX/3/

ONE YEAR               0.44%        0.58%              8.71%              1.61%

FIVE YEARS             7.78%        8.16%              7.30%              2.37%

TEN YEARS              10.71%       10.74%             9.31%              3.12%

LIFETIME/5/            12.13%       N/A                10.28%             3.24%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX IS AN UNMANAGED, TRADER-PRICED PORTFOLIO CONSTRUCTED TO MIRROR THE HIGH YIELD DEBT MARKET (REVISIONS TO THE INDEX ARE EFFECTED WEEKLY). THIS INDEX DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ THE SALOMON SMITH BARNEY BROAD INVESTMENT-GRADE BOND INDEX REPRESENTS A MARKET CAPITALIZATION-WEIGHTED INDEX THAT INCLUDES TREASURY,
GOVERNMENT-SPONSORED, MORTGAGE, AND INVESTMENT GRADE FIXED-RATE CORPORATE BONDS (BBB-/BAA3) WITH A MATURITY OF ONE YEAR OR LONGER. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/4/ THE CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/5/ THE FUND BEGAN INVESTMENT OPERATIONS ON FEBRUARY 8, 1984.


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government and securities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality. The fund may also invest a significant portion of its assets in securities backed by pools of mortgages.

The value of certain debt securities held by the fund may be affected by changing interest rates and prepayment risks. For example, as with other debt securities, the value of U.S. Government securities generally will decline when interest rates rise and vice versa. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate. It is important to note that neither the fund nor its yield are guaranteed by the U.S. Government.

In addition, many types of debt securities, including mortgage-related securities are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the unanticipated principal in new securities when interest rates on new mortgage investments are lower, thus reducing the income of the fund.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.

Here are the fund's results calculated on a CALENDAR YEAR basis.   (If
insurance separate account fees were included, results would have been lower.)

[bar chart]
1989   10.81%
1990   8.42
1991   15.94
1992   7.60
1993   11.17
1994   -4.34
1995   15.38
1996   3.11
1997   8.45
1998   8.19
[end bar chart]

The fund's highest/lowest QUARTERLY results during this time period were

- HIGHEST 5.95% (quarter ended September 30, 1991)
- LOWEST -3.76% (quarter ended March 31, 1994)

For periods ended December 31, 1998:

AVERAGE ANNUAL         FUND/1/      SALOMON                     CPI/3/
TOTAL RETURN                        TREASURY/GOVERNMENT-
                                    SPONSORED MORTGAGE
                                    INDEX/2/

ONE YEAR               8.19%        8.76%                       1.61%

FIVE YEARS             5.95%        7.20%                       2.37%

TEN YEARS              8.33%        9.18%                       3.12%

LIFETIME/4/            8.28%        9.14%                       3.16%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE SALOMON BROTHERS TREASURY/GOVERNMENT-SPONSORED MORTGAGE INDEX REPRESENTS FIXED-RATE TREASURY, GOVERNMENT-SPONSORED, AND MORTGAGE ISSUES WITH A MATURITY OF ONE YEAR OR LONGER. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ THE CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/4/ THE FUND BEGAN INVESTMENT OPERATIONS ON DECEMBER 1, 1985.

CASH MANAGEMENT FUND

RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity by investing in a diversified selection of high quality money market instruments. The prices of money market instruments may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good investment opportunities. Securities may be sold when they are judged to no longer represent good value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.

Here are the fund's results calculated on a CALENDAR YEAR basis. (If insurance separate account fees were included, results would have been lower.)

[bar chart]
1989   8.79%
1990   7.90
1991   5.56
1992   3.22
1993   2.67
1994   3.87
1995   5.55
1996   5.09
1997   5.16
1998   5.15
[end bar chart]

The fund's highest/lowest QUARTERLY results during this time period were

- HIGHEST 2.22% (quarter ended June 30, 1989)
- LOWEST 0.64% (quarter ended March 31, 1993)


For periods ended December 31, 1998:

AVERAGE ANNUAL                                           FUND/1/
TOTAL RETURN

ONE YEAR                                                 5.15%

FIVE YEARS                                               4.96%

TEN YEARS                                                5.28%

LIFETIME/2/                                              5.90%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD  FORMULA.

/2/ THE FUND BEGAN INVESTMENT OPERATIONS ON FEBRUARY 8, 1984.


CASH POSITION

The funds may also hold cash or money market instruments of any issuer to any extent deemed appropriate. The size of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the funds' objectives, but it also provides greater liquidity to meet redemption or to make additional investments, and it would reduce the funds' exposure in the event of a market downturn.


PORTFOLIO TURNOVER

Portfolio changes will be made without regard to the length of time particular investments may have been held. The funds do not anticipate their portfolio turnover to exceed 100% annually. The funds' portfolio turnover rate would equal 100% if each security in the in the funds' portfolios were replaced once per year. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Debt securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. See the "Financial Highlights" for the funds' portfolio turnover for each of the last five years.


IMPORTANT RECENT DEVELOPMENTS

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the Series and its shareholders. However, the Series understands that its key service providers -- including the investment adviser and its affiliates -- are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the funds invest. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The Series and its investment adviser will continue to monitor developments relating to this issue.


MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including those in The American Funds Group. Capital Research Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los, Angeles, CA 90071. Capital Research Management Company manages the investment portfolios and business affairs of the Series.

The total management fee paid by each fund, as a percentage of average net assets, for the previous fiscal year amounted to the following: Global Growth Fund -- .69%; Global Small Capitalization Fund - .79%; Growth Fund - .40%; International Fund - .57%; Growth-Income Fund - .35%; Asset Allocation Fund -
 .44%; Bond Fund - .52%; High-Yield Bond Fund - .49%; U.S. Government/AAA-Rated Securities Fund - .50%; and Cash Management Fund - .45%. Capital Research and Management Company has received no compensation for the New World Fund because it had not commenced operations during the most recent fiscal year.

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has been incorporated into the Series' code of ethics.


MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of the fund's portfolio. The primary portfolio counselors for each of the funds are listed on the next two pages.

                                                                           APPROXIMATE YEARS OF
                                                                           EXPERIENCE AS AN INVESTMENT
                                                                           PROFESSIONAL (INCLUDING THE
                                                                           LAST FIVE YEARS)

PORTFOLIO         PRIMARY TITLE(S)            YEARS OF EXPERIENCE AS       WITH             TOTAL YEARS
COUNSELORS                                    PORTFOLIO COUNSELOR          CAPITAL
FOR THE                                       (AND RESEARCH                RESEARCH
SERIES                                        PROFESSIONAL, IF             AND
                                              APPLICABLE)                  MANAGEMENT
                                              (APPROXIMATE)                COMPANY OR
                                                                           AFFILIATES

James K.          President of the            Growth-Income Fund --        37               37
Dunton            Series.  Senior Vice        15 years (since the
                  President and               fund began operations)
                  Director, Capital
                  Research and
                  Management Company

Abner D.          Senior Vice                 Asset Allocation Fund        32               47
Goldstine         President of the            - 10 years (since the
                  Series.  Senior Vice        fund began operations)
                  President and               Bond Fund - 3 years
                  Director, Capital           (since the fund began
                  Research and                operations)
                  Management Company          High-Yield Bond Fund -
                                              1 year

Alan N.           Vice President of           Growth- Income Fund --       8                13
Berro             the Series.  Senior         3 years (plus 6 years
                  Vice President,             as a research
                  Capital Research            professional prior to
                  Company*                    becoming a portfolio
                                              counselor for the
                                              fund)

Claudia P.        Vice President of           Growth-Income Fund --        22               25
Huntington        the Series.  Senior         5 years (plus 5 years
                  Vice President,             as a research
                  Capital Research and        professional prior to
                  Management Company          becoming a portfolio
                                              counselor for the
                                              fund)

Robert W.         Vice President of           Global Growth Fund - 2       14               14
Lovelace          the Series, Vice            years (since the fund
                  President, Capital          began operations)
                  Research and                Global Small
                  Management Company          Capitalization Fund -
                                              1 year (since the fund
                                              began operations)
                                              International Fund - 4
                                              years
                                              New World Fund - less
                                              than 1 year (since the
                                              fund began operations)

Donald D.         Vice President of           Global Growth Fund - 2       14               14
O'Neal            the Series.  Vice           years (since the fund
                  President, Capital          began operations)
                  Research and                Growth Fund - 8 years
                  Management Company          (plus 4 years as a
                                              research professional
                                              prior to becoming a
                                              portfolio counselor
                                              for the fund)

John H. Smet      Vice President of           Bond Fund - 3 years          16               17
                  the Series.  Vice           (since the fund began
                  President, Capital          operations)
                  Research and                U.S. Government Fund -
                  Management Company          7 years

Timothy D.        Chairman and Chief          Asset Allocation Fund        16               16
Armour            Executive Officer,          - 3 years
                  Capital Research
                  Company*

David C.          Vice President,             Bond Fund -- 1 year          11               18
Barclay           Capital Research and        High-Yield Bond Fund -
                  Management Company          6 years
                                              New World Fund -- less
                                              than 1 year (since the
                                              fund began operations)

Martial           Senior Vice                 Global Growth Fund - 2       27               27
Chaillet          President, Capital          years (since the fund
                  Research Company*           began operations)
                                              International Fund - 6
                                              years

Gordon            Senior Vice                 Growth Fund - 5 years        28               28
Crawford          President and               (plus 5 years as a
                  Director, Capital           research professional
                  Research and                prior to becoming a
                  Management Company          portfolio counselor
                                              for the fund)
                                              Global Small
                                              Capitalization Fund --
                                              1 year (since the fund
                                              began operations)

Mark E.           Director, Capital           Global Small                 17               17
Denning           Research and                Capitalization Fund -
                  Management Company          1 year (since the fund
                                              began operations)
                                              New World Fund - less
                                              than 1 year (since the
                                              fund began operations)

James E.          Senior Vice                 Growth Fund - 12 years       22               27
Drasdo            President and
                  Director, Capital
                  Research and
                  Management Company

Alwyn Heong       Vice President,             International Fund - 3       7                11
                  Capital Research            years
                  Company*                    New World Fund - less
                                              than 1 year (since the
                                              fund began operations)

Thomas H.         Vice President -            U.S. Government Fund -       9                12
Hogh              Capital Research            1 year
                  International, Inc.*

Carl M.           Vice President,             New World Fund -- less       8                12
Kawaja            Capital Research and        than 1 year (since
                  Management Company          fund began operations)

Robert G.         Senior Vice                 Growth-Income Fund --        24               27
O'Donnell         President and               9 years (plus 1 year
                  Director, Capital           as a research
                  Research and                professional prior to
                  Management Company          becoming a portfolio
                                              counselor for the
                                              fund)

Victor M.         Senior Vice                 Asset Allocation Fund        24               37
Parachini         President, Capital          - 3 years
                  Research and
                  Management Company

John W,           Executive Vice              U.S. Government Fund         11               11
Ressner           President and               -- 1 year
                  Director -- Capital
                  Research Company*

Susan M.          Senior Vice                 High-Yield Bond Fund         9                11
Tolson            President and               -- 4 years (plus 3 years
                  Director, Capital            as a research professional
                  Research Company*           prior to becoming a portfolio
                                              counselor for the
                                              fund)

Gregory W.        Senior Vice                 Global Small                 12               12
Wendt             President and               Capitalization Fund --
                  Director, Capital           1 year (since the fund
                  Research Company*           began operations)

* Company affiliated with Capital Research and Management Company.



PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts which fund the Contracts. All such shares may be purchased or redeemed by the separate accounts at net asset value, without any sales or redemption charges. Such purchases and redemptions are made subsequent to corresponding purchases and redemptions of units of the separate accounts without delay.

SHARE PRICE

Each fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. If a market price for a particular security is not available, a fund will determine the appropriate price for the security. Certain of the funds invest in securities listed on foreign exchanges which trade on Saturdays or other U.S. business holidays. Since the funds typically do not calculate their net asset values on Saturdays or other U.S. business holidays, the value of the funds' redeemable securities may be affected on days when shareholders do not have access to the funds. Shares of the funds will be purchased or sold at the net asset value next determined after receipt and acceptance of requests from the appropriate insurance company.


DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its net investment income and capital gains realized during each fiscal year.

Each fund of the Series intends to qualify as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its net investment income and realized capital gains, the fund itself is relieved of federal income tax.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate accounts.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the funds' results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the statement of additional information, which is available upon request.


             INCOME FROM INVESTMENT OPERATIONS                        LESS DISTRIBUTIONS

                            Net gains or
       Net asset            losses on
Year     value,     Net     securities (both Total         Dividends (from  Distributions                  Net
ended  beginning investment realized and   from investment net investment   (from          Total           asset value,
11/30   of year    income   unrealized)    operations      income)          capital gains) distributions   end of year

 Global Growth Fund/1/
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1997    $10.00      $.06        $  .59          $  .65           $(.03)            --         $ (.03)         $10.62
1998     10.62       .13          2.43            2.56            (.14)         $ (.02)         (.16)          13.02

 CLASS 2/3/

1997    $10.00       .03           .60             .63            (.02)            --           (.02)          10.61
1998     10.61       .10          2.44            2.54            (.11)           (.02)         (.13)          13.02

Global Small Capitalization Fund/4/
-------------------------------------------------------------------------------------------------------------------------

CLASS 1

1998    $10.00    $  .07       $  (.92)          $(.85)         $ (.04)            --         $ (.04)          $9.11

CLASS 2

1998     10.00       .04          (.91)           (.87)           (.03)            --           (.03)           9.10

 Growth Fund
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994    $32.34     $ .24        $  .69          $  .93          $ (.24)         $(1.09)       $(1.33)        $ 31.94
1995     31.94       .33         10.63           10.96            (.29)           (.80)        (1.09)          41.81
1996     41.81       .24          5.17            5.41            (.29)          (3.40)        (3.69)          43.53
1997     43.53       .27          9.61            9.88            (.27)          (3.02)        (3.29)          50.12
1998     50.12       .19         10.91           11.10            (.17)          (6.14)        (6.31)          54.91

 CLASS 2/3/

1997     40.59       .11          9.51            9.62            (.12)            --           (.12)          50.09
1998     50.09       .08         10.90           10.98            (.05)          (6.14)        (6.19)          54.88

 International Fund
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994   $ 12.40      $.25         $1.04          $ 1.29         $  (.20)         $ (.22)       $ (.42)        $ 13.27
1995     13.27       .34          1.02            1.36            (.33)           (.41)         (.74)          13.89
1996     13.89       .28          1.96            2.24            (.31)           (.29)         (.60)          15.53
1997     15.53       .25          1.18            1.43            (.27)           (.62)         (.89)          16.07
1998     16.07       .22          2.21            2.43            (.28)          (1.65)        (1.93)          16.57

 CLASS 2/3/

1997     15.86       .13           .23             .36            (.16)            --           (.16)          16.06
1998     16.06       .20          2.19            2.39            (.24)          (1.65)        (1.89)          16.56

 Growth-Income Fund
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994    $26.01      $.68         $ .14          $  .82         $  (.65)      $    (.88)      $ (1.53)       $  25.30
1995     25.30       .73          7.20            7.93            (.73)          (1.03)        (1.76)          31.47
1996     31.47       .71          5.55            6.26            (.74)          (1.26)        (2.00)          35.73
1997     35.73       .73          6.78            7.51            (.72)          (2.55)        (3.27)          39.97
1998     39.97       .67          4.60            5.27            (.68)          (3.83)        (4.51)          40.73

 CLASS 2/3/

1997     34.10       .37          5.82            6.19            (.35)            --           (.35)          39.94
1998     39.94       .58          4.60            5.18            (.59)          (3.83)        (4.42)          40.70

 Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994    $12.01      $.51        $ (.57)        $  (.06)        $  (.52)          $(.18)        $(.70)       $  11.25
1995     11.25       .50          2.69            3.19            (.50)           (.17)         (.67)          13.77
1996     13.77       .53          1.89            2.42            (.53)           (.48)        (1.01)          15.18
1997     15.18       .55          1.94            2.49            (.54)           (.97)        (1.51)          16.16
1998     16.16       .58          1.27            1.85            (.57)           (.87)        (1.44)          16.57

 CLASS 2/3/

1997     14.43       .29          1.69            1.98            (.26)            --           (.26)          16.15
1998     16.15       .53          1.28            1.81            (.53)           (.87)        (1.40)          16.56

------------------------------------------------------------------------------------------------------------------------------
       LESS                             RATIOS/SUPPLEMENTAL DATA
       DISTRIBUTIONS
                                     Ratio of    Ratio of net
Year                   Net assets,   expenses     income to    Portfolio
ended                  end of year  to average     average     turnover
11/30  Total return   (in millions) net assets    net assets   rate

Global Growth Fund/1/
---------------------------------------------------------------------------------

CLASS 1

1997       6.45%/2/      $   80          .44%/2/      .80%/2/     13.22%/2/
1998      24.26             132          .75         1.14/3/      25.56

CLASS 2/3/

1997       6.28/2/           46          .57/2/       .56/2/      13.22/2/
1998      24.06             124         1.00          .87         25.56

Global Small Capitalization Fund/4/
---------------------------------------------------------------------------------

CLASS 1

1998      (8.31)%/2/        $55          .51%/2/      .86%/2/     28.20%/2/

CLASS 2

1998      (8.49)/2/          17          .64/2/        .63/2/     28.20/2/

Growth Fund
---------------------------------------------------------------------------------

CLASS 1

1994       2.92 %        $2,027          .49 %        .78 %       29.58%
1995      35.35           3,154          .47          .92         35.47
1996      14.32           3,860          .44          .61         30.88
1997      24.57           4,671          .42          .59         45.14
1998      25.27           5,313          .41          .38         49.91

CLASS 2/3/

1997      23.73/2/           75          .37/2/       .08/2/      45.14
1998      24.97             310          .66          .15         49.91

International Fund
---------------------------------------------------------------------------------

CLASS 1

1994      10.48  %       $1,405          .80 %       2.03%        19.66%
1995      10.78           1,703          .75         2.64         24.66
1996      16.66           2,370          .69         1.99         32.08
1997       9.52           2,162          .67         1.56         50.12
1998      16.94           2,593          .66         1.36         34.08

CLASS 2/3/

1997       2.20/2/           48          .53/2/       .34/2/      50.12
1998      16.63             126          .91         1.03         34.08


Growth-Income Fund
---------------------------------------------------------------------------------

CLASS 1

1994       3.21 %       $ 2,740          .47%        2.72%        29.26%
1995      33.14           3,953          .44         2.70         26.91
1996      21.02           5,249          .41         2.26         31.27
1997      22.92           6,430          .38         2.01         37.55
1998      14.77           6,704          .36         1.74         42.72

CLASS 2/3/

1997      18.18/2/          157          .35/2/       .93/2/      37.55
1998      14.49             564          .61         1.02         42.72


Asset Allocation Fund
---------------------------------------------------------------------------------

CLASS 1

1994       (.54) %         $637          .53  %      4.55%        36.13%
1995      29.45             870          .52         4.11         39.89
1996      18.65           1,141          .49         3.88         50.62
1997      17.90           1,393          .47         3.63         34.14
1998      12.32           1,497          .45         3.63         27.97


CLASS 2/3/

1997      13.80/2/           42          .40/2/      1.81/2/      34.14
1998      12.05             173          .70         3.39         27.97

---------------------------------------------------------------------------------

                                       2

             INCOME FROM INVESTMENT OPERATIONS                        LESS DISTRIBUTIONS

                            Net gains or
       Net asset            losses on
Year     value,     Net     securities (both Total         Dividends (from  Distributions                  Net
ended  beginning investment realized and   from investment net investment   (from          Total           asset value,
11/30   of year    income   unrealized)    operations      income)          capital gains) distributions   end of year

 Bond Fund/5/
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1996    $10.00     $ .40        $  .16           $ .56          $ (.25)           --          $ (.25)         $10.31
1997     10.31       .63           .30             .93            (.62)           --            (.62)          10.62
1998     10.62       .67          (.15)            .52            (.65)         $(.12)          (.77)          10.37

 CLASS 2/3/

1997     10.11       .35           .46             .81            (.31)           --            (.31)          10.61
1998     10.61       .65          (.15)            .50            (.63)          (.12)          (.75)          10.36

 High-Yield Bond Fund
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994    $15.17     $1.27        $(2.07)        $  (.80)        $ (1.23)       $  (.25)       $ (1.48)        $ 12.89
1995     12.89      1.32          1.10            2.42           (1.32)           --           (1.32)          13.99
1996     13.99      1.28           .54            1.82           (1.30)           --           (1.30)          14.51
1997     14.51      1.29           .43            1.72           (1.27)           --           (1.27)          14.96
1998     14.96      1.26         (1.04)            .22           (1.25)          (.16)         (1.41)          13.77

 CLASS 2/3/

1997     14.28       .69           .61            1.30            (.63)           --            (.63)          14.95
1998     14.95      1.25         (1.06)            .19           (1.22)          (.16)         (1.38)          13.76

 U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994   $ 12.15      $.76        $(1.30)         $ (.54)         $ (.74)        $ (.07)        $ (.81)       $  10.80
1995     10.80       .82           .71            1.53            (.81)           --            (.81)          11.52
1996     11.52       .83          (.24)            .59            (.82)           --            (.82)          11.29
1997     11.29       .76          (.07)            .69            (.80)           --            (.80)          11.18
1998     11.18       .68           .26             .94            (.69)           --            (.69)          11.43

 CLASS 2/3/

1997     10.83       .38           .33             .71            (.37)           --            (.37)          11.17
1998     11.17       .68           .24             .92            (.67)           --            (.67)          11.42


Cash Management Fund
-------------------------------------------------------------------------------------------------------------------------

CLASS 1

1994    $11.02      $.37          $.02            $.39           $(.32)           --           $(.32)         $11.09
1995     11.09       .63          (.02)            .61            (.59)           --            (.59)          11.11
1996     11.11       .54           .01             .55            (.54)           --            (.54)          11.12
1997     11.12       .57          (.01)            .56            (.55)           --            (.55)          11.13
1998     11.13       .57          (.01)            .56            (.56)           --            (.56)          11.13

CLASS 2/3/

1997     11.07        .28          .03             .31            (.26)           --            (.26)          11.12
1998     11.12        .55         (.02)            .53            (.53)           --            (.53)          11.12

       LESS                             RATIOS/SUPPLEMENTAL DATA
       DISTRIBUTIONS
                                     Ratio of    Ratio of net
Year                   Net assets,   expenses     income to    Portfolio
ended                  end of year  to average     average     turnover
11/30  Total return   (in millions) net assets    net assets   rate
----------------------------------------------------------------------------------
Bond Fund/5/

Class 1

1996       5.74 %/2/     $ 77         .52%/2/      6.18%/2/      32.83%/2/
1997        9.36          132           .55         6.63         52.93
 1998       5.12          186           .54         6.89         61.54

Class 2/3/

1997        8.09/2/        12           .44/2/      3.50/2/      52.93
1998        4.85           45           .78         6.62         61.54

High-Yield Bond Fund
----------------------------------------------------------------------------------

Class 1

1994       (5.71) %      $390           .54 %       9.37 %       38.46%
1995       19.81          534           .54        10.12         31.73
1996       13.75          662           .53         9.27         44.81
1997       12.45          765           .51         8.92         50.22
1998        1.44          715           .51         8.66         65.80

Class 2/3/

1997        9.20/2/        21        .43/2/      4.92/2/          50.22
1998        1.18           68           .76         8.60          65.80

U.S. Government/AAA-Rated Securities Fund
----------------------------------------------------------------------------------

Class 1

1994       (4.58) %      $463           .54 %       6.69%         45.21%
1995       14.73          542           .54         7.37          30.11
1996        5.49          512           .53         7.33          30.45
1997        6.49          471           .52         6.73          53.80
 1998       8.72          537           .51         6.11          89.25

Class 2/3/

1997     6.65/2/            7        .44/2/      3.45/2/          53.80
1998       8.46            32           .75         5.68          89.25

Cash Management Fund
----------------------------------------------------------------------------------

Class 1

1994        3.59  %     $ 221           .49 %       3.60%        --
1995        5.65          193           .49         5.37         --
1996        5.09          240           .47         4.94         --
1997        5.21          226           .47         4.99         --
1998        5.17          250           .46         5.07         --

 CLASS 2/3/

1997        2.87/2/        14           .41/2/      2.80/2/      --
1998        4.92           34            .70        4.75         --
------------





1  COMMENCED OPERATIONS APRIL 30, 1997.

2  BASED ON OPERATIONS FOR THE PERIOD SHOWN AND, ACCORDINGLY, NOT
REPRESENTATIVE OF A FULL YEAR.

3  SHARES OFFERED FOR SALE COMMENCING APRIL 30, 1997.

4  COMMENCED OPERATIONS ON APRIL 30, 1998.

5  COMMENCED OPERATIONS JANUARY 2, 1996.

NO INFORMATION IS PRESENTED FOR THE NEW WORLD FUND SINCE IT HAD NO INVESTMENT OPERATIONS AS OF APRIL 1, 1999.



OTHER FUND INFORMATION

   ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

Contains additional information about the Series including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the Series' investment strategies that significantly affected each fund's performance during its latest fiscal year, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more detailed information on all aspects of the Series, including the Series financial statements.

A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the Series are available for review or to be copied at the SEC Public Reference Room in Washington, D.C. (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.<?r>


CODE OF ETHICS

Includes a description of the Series personal investing policy.
To request a free copy of any of the documents above, write to:

  Secretary of the Series
  333 South Hope Street
  Los Angeles, CA  90071







   Investment Company File No. 811-3857



                              AMERICAN VARIABLE
                              INSURANCE SERIES(r)


                                 Class 2 Shares


                                   PROSPECTUS


                                 APRIL 1, 1999



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Series consists of 11 funds, each representing a separate fully managed diversified portfolio of securities. The 11 funds are:

     Global Growth Fund
     Global Small Capitalization Fund
     Growth Fund
     International Fund
     New World Fund
     Growth-Income Fund
     Asset Allocation Fund
     Bond Fund
     High-Yield Bond Fund
     U.S. Government /AAA-Rated Securities Fund
     Cash Management Fund.

The Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This prospectus offers only Class 2 shares and is for use with Contracts that make Class 2 shares available. The Board of Trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. MORE INFORMATION ON THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL INFORMATION.

Shares of the Series are currently offered only to separate accounts of various insurance companies to serve as the underlying investment for both variable annuity and variable life insurance contracts ("Contracts"). All such shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value. Due to differences in tax treatment or other considerations, the interest of various Contract owners participating in a fund might at some time be in conflict. The Board of Trustees will monitor the Series' operations for any material conflicts and determine what action, if any, should be taken.


GLOBAL GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for
investors seeking capital appreciation through stocks.   Investors in the fund
should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.
Here are the fund's results calculated on a CALENDAR YEAR basis. (If insurance separate account fees were included, results would have been lower.)

[bar chart]
1998               28.75%
]end bar chart]

The fund's highest/lowest QUARTERLY results during this time period were

- HIGHEST  21.35% (quarter ended December 31, 1998)
- LOWEST  -10.76% (quarter ended September 30, 1998)


For periods ended December 31, 1998:

AVERAGE ANNUAL        FUND/1/          MSCI WORLD INDEX/2/ LIPPER         CPI/4/
TOTAL RETURN                                               GLOBAL
                                                           FUND
                                                           INDEX/3/

ONE YEAR              28.75%           24.80%              14.63%         1.61%

LIFETIME/5/           22.03%           22.24%              15.36%         1.38%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX MEASURES 22 MAJOR STOCK MARKETS THROUGHOUT THE WORLD, INCLUDING THE U.S. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ THE LIPPER GLOBAL FUND INDEX REPRESENTS FUNDS THAT INVEST AT LEAST 25% OF THEIR PORTFOLIOS IN SECURITIES TRADED OUTSIDE THE U.S. SALES CHARGES AND COMMISSIONS ARE NOT REFLECTED IN THE RESULTS OF THE UNDERLYING FUNDS.

/4/ THE CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/5/ THE FUND BEGAN INVESTMENT OPERATIONS ON APRIL 30, 1997.


GLOBAL SMALL CAPITALIZATION FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.2 billion. The fund is designed for
investors seeking capital appreciation through stocks.   Investors in the fund
should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. In addition, smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The fund began operations on April 30, 1998. Accordingly, results for a full calendar year are not available.


GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund may also invest up to 10% of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. The fund is designed for investors seeking capital
appreciation through stocks.   Investors in the fund should have a long-term
perspective and be able to tolerate potentially wide price fluctuations.

The prices of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.

Here are the fund's results calculated on a CALENDAR YEAR basis. (If insurance separate account fees were included, results would have been lower.)

[bar chart]
1989   30.79%
1990   -4.67
1991   32.90
1992   10.48
1993   16.00
1994    0.23
1995   32.90
1996   13.07
1997   29.79
1998   35.24
[end bar chart]

The fund's highest/lowest QUARTERLY results during this time period were

- HIGHEST 29.99% (quarter ended December 31, 1998)
- LOWEST  -17.08% (quarter ended September 30, 1990)


For periods ended December 31, 1998:

AVERAGE ANNUAL         FUND/1/        S&P 500        LIPPER CAPITAL       CPI/4/
TOTAL RETURN                          INDEX/2/       APPRECIATION
                                                     FUND INDEX/3/

ONE YEAR               35.24%         28.52%         19.90%               1.61%

FIVE YEARS             21.46%         24.02%         16.26%               2.37%

TEN YEARS              18.83%         19.16%         15.71%               3.12%

LIFETIME/5/            17.45%         18.43%         14.26%               3.24%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE STANDARD & POOR'S 500 COMPOSITE INDEX REPRESENTS PRIMARILY U.S. STOCKS. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ THE LIPPER CAPITAL APPRECIATION FUND INDEX REPRESENTS FUNDS THAT SEEK GROWTH OF CAPITAL BUT DO NOT NECESSARILY EMPHASIZE INVESTMENTS IN RAPIDLY GROWING, HIGH P/E COMPANIES. SALES CHARGES AND COMMISSIONS ARE NOT REFLECTED IN THE RESULTS OF THE UNDERLYING FUNDS.

/4/ THE CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/5/ THE FUND BEGAN INVESTMENT OPERATIONS ON FEBRUARY 8, 1984.


INTERNATIONAL FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is
designed for investors seeking capital appreciation through stocks.   Investors
in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.

Here are the fund's results calculated on a CALENDAR YEAR basis. (If insurance separate account fees were included, results would have been lower.)

[bar chart]
1991   11.45%
1992   -1.11
1993   33.97
1994    1.64
1995   12.83
1996   17.23
1997   8.82
1998   20.92
[end bar chart]

The fund's highest/lowest QUARTERLY results during this time period were

- HIGHEST 19.64%  (quarter ended December 31, 1998)
- LOWEST  -14.34% (quarter ended September 30, 1998)

For periods ended December 31, 1998:

AVERAGE ANNUAL         FUND/1/       MSCI EAFE        LIPPER              CPI/4/
TOTAL RETURN                         INDEX /2/        INTERNATIONAL
                                                      FUND INDEX/3/

ONE YEAR               20.92%        20.33%           12.66%              1.61%

FIVE YEARS             12.00%        9.50%            8.59%               2.37%

LIFETIME/5/            11.05%        8.33%            9.18%               2.81%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE (EUROPE, AUSTRALIA, FAR EAST) INDEX MEASURES ALL MAJOR STOCK MARKETS OUTSIDE NORTH AMERICA. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ THE LIPPER INTERNATIONAL FUND INDEX REPRESENTS FUNDS THAT INVEST IN SECURITIES WITH PRIMARY TRADING MARKETS OUTSIDE THE U.S. SALES CHARGES AND COMMISSIONS ARE NOT REFLECTED IN THE RESULTS OF THE UNDERLYING FUNDS.

/4/ THE CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/5/ THE FUND BEGAN INVESTMENT OPERATIONS ON MAY 1, 1990.


NEW WORLD FUND

THIS FUND WILL BECOME AVAILABLE ON JUNE 17, 1999; HOWEVER IT MAY NOT BE AVAILABLE IN ALL STATES ON THAT DATE. PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL FOR ADDITIONAL INFORMATION.

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries which have developing economies and/or markets. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser has determined that a significant portion of its assets or revenues (generally 20% or more) are attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in "qualified" countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in debt securities of issuers, including issuers of high-yield, high-risk and government bonds, primarily based in qualified countries or that have a significant portion of their assets in revenues attributable to developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest, and/or capital gains. Capital Research and Management Company will maintain an eligible list of qualified countries and securities in which the fund may invest.

The prices of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and potentially less liquid than securities issued in countries with more developed economies or markets.

The value of debt securities held by the fund may be affected by factors such as changing interest rates, credit ratings, and effective maturities. For example, the value of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. In addition, the values of high-yield, high-risk and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.


GROWTH-INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which offer the potential for appreciation and/or income. The fund may also invest up to 10% of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of equity securities held by the fund will decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.

Here are the fund's results calculated on a CALENDAR YEAR basis. (If insurance separate account fees were included, results would have been lower.)

[bar chart]
1989   25.02%
1990   -2.87
1991   23.69
1992   7.62
1993   11.97
1994   1.79
1995   32.63
1996   18.41
1997   25.54
1998   18.09
[end bar chart]

The fund's highest/lowest QUARTERLY results during this time period were

- HIGHEST 18.85% (quarter ended December 31, 1998)
- LOWEST -11.93% (quarter ended September 30, 1990)


For periods ended December 31, 1998:

AVERAGE ANNUAL         FUND/1/       S&P 500          LIPPER             CPI/4/
TOTAL RETURN                         INDEX/2/         GROWTH AND
                                                      INCOME FUND
                                                      INDEX/3/

ONE YEAR               18.09%        28.52%           13.58%             1.61%

FIVE YEARS             18.84%        24.02%           17.83%             2.37%

TEN YEARS              15.67%        19.16%           15.54%             3.12%

LIFETIME/5/            15.82%        18.43%           15.20%             3.24%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE STANDARD & POOR'S 500 COMPOSITE INDEX REPRESENTS PRIMARILY U.S. STOCKS.
 THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ THE LIPPER GROWTH AND INCOME FUND INDEX REPRESENTS FUNDS THAT COMBINE A GROWTH-OF-EARNINGS ORIENTATION AND AN INCOME REQUIREMENT FOR LEVEL AND/OR RISING DIVIDENDS. SALES CHARGES AND COMMISSIONS ARE NOT REFLECTED IN THE RESULTS OF THE UNDERLYING FUNDS.

/4/ THE CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/5/ THE FUND BEGAN INVESTMENT OPERATIONS ON FEBRUARY 8, 1984.


ASSET ALLOCATION FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may also invest up to 10% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index, and up to 5% of its assets in debt securities of non-U.S. issuers. Under normal market conditions, the fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40-80% in equity securities; 20-50% in debt securities; and 0-40% in money market instruments. The fund is designed for investors seeking above average total return.

The prices of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, or overall market declines, world political, social and economic instability, and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The value of debt securities held by the fund will be affected by factors such as changing interest rates, credit ratings, and effective maturities. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Money market instruments held by the fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.

Here are the fund's results calculated on a CALENDAR YEAR basis. (If insurance separate account fees were included, results would have been lower.)

[bar chart]
1990 -1.37%
1991 21.41
1992 8.16
1993 10.09
1994 -0.57
1995 29.20
1996 14.48
1997 20.15
1998 12.94
[end bar chart]

The fund's highest/lowest QUARTERLY results during this time period were

- Highest 11.50% (quarter ended December 31, 1998)
- Lowest  -9.20% (quarter ended September 30, 1998)


For periods ended December 31, 1998:

AVERAGE ANNUAL       FUND/1/      S&P 500        SALOMON SMITH           CPI/4/
TOTAL RETURN                      INDEX/2/       BARNEY BROAD
                                                 INVESTMENT GRADE
                                                 INDEX/3/

ONE YEAR             12.94%       28.52%         8.71%                   1.61%

FIVE YEARS           15.02%       24.02%         7.30%                   2.37%

LIFETIME/5/          12.16%       17.55%         8.64%                   2.97%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE STANDARD & POOR'S 500 COMPOSITE INDEX REPRESENTS PRIMARILY U.S. STOCKS.
 THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ THE SALOMON SMITH BARNEY BROAD INVESTMENT-GRADE (BIG) BOND INDEX REPRESENTS A MARKET CAPITALIZATION-WEIGHTED INDEX THAT INCLUDES TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, AND INVESTMENT GRADE FIXED-RATE CORPORATE BONDS (BBB-/BAA3) WITH A MATURITY OF ONE YEAR OR LONGER. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES. THIS INDEX IS INCLUDED AS A COMPARISON BECAUSE UNDER NORMAL MARKET CONDITIONS, THE FUND GENERALLY INVESTS AT LEAST 20% OF ITS ASSETS IN BONDS, INCLUDING INTERMEDIATE AND LONG-TERM DEBT SECURITIES. IT MAY INCREASE ITS EXPOSURE TO DEBT SECURITIES TO AS MUCH AS 50% OF ASSETS.

/4/ THE CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/5/ THE FUND BEGAN INVESTMENT OPERATIONS ON AUGUST 1, 1989.


BOND FUND

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.

The value of debt securities held by the fund may be affected by factors such as changing interest rates, credit ratings, and effective maturities. The fund may invest up to 35% of its assets in lower quality bonds (rated Ba and BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. The fund may also invest significantly in securities of issuers domiciled outside the U.S. The value of non-U.S. securities can decline in response to various factors including currency fluctuations, political, social and economic instability, differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also invest up to 20% of its assets in preferred stocks, including convertible and non-convertible preferred stocks. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality. The value of convertible preferred stocks varies in response to many factors, including the value of the underlying equity, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.

Here are the fund's results calculated on a CALENDAR YEAR basis. (If insurance separate account fees were included, results would have been lower.)

[bar chart]
1996   5.57%
1997   9.98
1998   4.11
[end bar chart]

The fund's highest/lowest QUARTERLY results during this time period were

- HIGHEST 4.47% (quarter ended June 30, 1997)
- LOWEST -2.16% (quarter ended March 31, 1996)


For periods ended December 31, 1998:

AVERAGE ANNUAL           FUND/1/      SALOMON SMITH            CPI/3/
TOTAL RETURN                          BARNEY BROAD
                                      INVESTMENT GRADE
                                      INDEX/2/

ONE YEAR (1998)          4.11%        8.71%                    1.61%

ONE YEAR (1997)          9.88%        9.64%                    1.70%

ONE YEAR (1996)          5.57%        3.62%                    3.32%

LIFETIME/4/              6.51%        7.30%                    2.21%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE SALOMON SMITH BARNEY BROAD INVESTMENT-GRADE (BIG) BOND INDEX REPRESENTS A MARKET CAPITALIZATION-WEIGHTED INDEX THAT INCLUDES TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, AND INVESTMENT GRADE FIXED-RATE CORPORATE BONDS (BBB-/BAA3) WITH A MATURITY OF ONE YEAR OR LONGER. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ THE CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/4/ THE FUND BEGAN INVESTMENT OPERATIONS ON JANUARY 2, 1996.


HIGH-YIELD BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba and BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securities and securities that have both equity and debt characteristics
that provide an opportunity for capital appreciation.   The fund is designed
for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

The value of debt securities held by the fund may be affected by factors such as changing credit ratings, interest rates, and effective maturities. For example, the values of lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. In addition, values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. The value of non-U.S. securities can decline in response to currency fluctuations, world political, social and economic instability, differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions. In addition, the prices of equity securities may decline in response to certain events, including those directly involving securities owned in the fund, adverse conditions affecting the general economy, or overall market declines.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.

Here are the fund's results calculated on a CALENDAR YEAR basis.   (If
insurance separate account fees were included, results would have been lower.)

[bar chart]
1989   10.03%
1990   3.40
1991   26.10
1992   12.07
1993   16.05
1994   -6.83
1995   21.42
1996   12.91
1997   12.08
1998   0.27
[end bar chart]

The fund's highest/lowest QUARTERLY results during this time period were

- HIGHEST 10.29% (quarter ended March 31, 1991)
- LOWEST -8.42% (quarter ended September 30, 1998)


For periods ended December 31, 1998:

AVERAGE ANNUAL         FUND/1/      CS FIRST           SALOMON SMITH      CPI/4/
TOTAL RETURN                        BOSTON HIGH        BARNEY BROAD
                                    YIELD              INVESTMENT
                                    INDEX/2/           GRADE
                                                       INDEX/3/

ONE YEAR               0.27%        0.58%              8.71%              1.61%

FIVE YEARS             7.50%        8.16%              7.30%              2.37%

TEN YEARS              10.35%       10.74%             9.31%              3.12%

LIFETIME/5/            11.71%       N/A                10.28%             3.24%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX IS AN UNMANAGED, TRADER-PRICED PORTFOLIO CONSTRUCTED TO MIRROR THE HIGH YIELD DEBT MARKET (REVISIONS TO THE INDEX ARE EFFECTED WEEKLY). THIS INDEX DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ THE SALOMON SMITH BARNEY BROAD INVESTMENT-GRADE BOND INDEX REPRESENTS A MARKET CAPITALIZATION-WEIGHTED INDEX THAT INCLUDES TREASURY,
GOVERNMENT-SPONSORED, MORTGAGE, AND INVESTMENT GRADE FIXED-RATE CORPORATE BONDS (BBB-/BAA3) WITH A MATURITY OF ONE YEAR OR LONGER. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/4/ THE CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/5/ THE FUND BEGAN INVESTMENT OPERATIONS ON FEBRUARY 8, 1984.


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government and securities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality. The fund may also invest a significant portion of its assets in securities backed by pools of mortgages.

The value of certain debt securities held by the fund may be affected by changing interest rates and prepayment risks. For example, as with other debt securities, the value of U.S. Government securities generally will decline when interest rates rise and vice versa. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate. It is important to note that neither the fund nor its yield are guaranteed by the U.S. Government.

In addition, many types of debt securities, including mortgage-related securities are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the unanticipated principal in new securities when interest rates on new mortgage investments are lower, thus reducing the income of the fund.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.

Here are the fund's results calculated on a CALENDAR YEAR basis.   (If
insurance separate account fees were included, results would have been lower.)

[bar chart]
1989   10.38%
1990   8.01
1991   15.54
1992   7.25
1993   10.38
1994   -4.62
1995   15.06
1996   2.84
1997   8.21
1998   7.93
[end bar chart]

The fund's highest/lowest QUARTERLY results during this time period were

- HIGHEST 5.85% (quarter ended September 30, 1991)
- LOWEST -3.83% (quarter ended March 31, 1994)

For periods ended December 31, 1998:

AVERAGE ANNUAL         FUND/1/      SALOMON                     CPI/3/
TOTAL RETURN                        TREASURY/GOVERNMENT-
                                    SPONSORED MORTGAGE
                                    INDEX/2/

ONE YEAR               7.93%        8.76%                       1.61%

FIVE YEARS             5.68%        7.20%                       2.37%

TEN YEARS              8.00%        9.18%                       3.12%

LIFETIME/4/            7.92%        9.14%                       3.16%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE SALOMON BROTHERS TREASURY/GOVERNMENT-SPONSORED MORTGAGE INDEX REPRESENTS FIXED-RATE TREASURY, GOVERNMENT-SPONSORED, AND MORTGAGE ISSUES WITH A MATURITY OF ONE YEAR OR LONGER. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ THE CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/4/ THE FUND BEGAN INVESTMENT OPERATIONS ON DECEMBER 1, 1985.

CASH MANAGEMENT FUND

RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity by investing in a diversified selection of high quality money market instruments. The prices of money market instruments may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good investment opportunities. Securities may be sold when they are judged to no longer represent good value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.

Here are the fund's results calculated on a CALENDAR YEAR basis. (If insurance separate account fees were included, results would have been lower.)

[bar chart]
1989   8.37%
1990   7.52
1991   5.21
1992   2.93
1993   2.39
1994   3.59
1995   5.27
1996   4.81
1997   4.92
1998   4.90
[end bar chart]

The fund's highest/lowest QUARTERLY results during this time period were

- HIGHEST 2.12% (quarter ended June 30, 1989)
- LOWEST 0.57% (quarter ended March 31, 1993)


For periods ended December 31, 1998:

AVERAGE ANNUAL                                           FUND/1/
TOTAL RETURN

ONE YEAR                                                 4.90%

FIVE YEARS                                               4.70%

TEN YEARS                                                4.98%

LIFETIME/2/                                              5.56%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD  FORMULA.

/2/ THE FUND BEGAN INVESTMENT OPERATIONS ON FEBRUARY 8, 1984.


CASH POSITION

The funds may also hold cash or money market instruments of any issuer to any extent deemed appropriate. The size of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the funds' objectives, but it also provides greater liquidity to meet redemption or to make additional investments, and it would reduce the funds' exposure in the event of a market downturn.


PORTFOLIO TURNOVER

Portfolio changes will be made without regard to the length of time particular investments may have been held. The funds do not anticipate their portfolio turnover to exceed 100% annually. The funds' portfolio turnover rate would equal 100% if each security in the in the funds' portfolios were replaced once per year. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Debt securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. See the "Financial Highlights" for the funds' portfolio turnover for each of the last five years.


IMPORTANT RECENT DEVELOPMENTS

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the Series and its shareholders. However, the Series understands that its key service providers -- including the investment adviser and its affiliates -- are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the funds invest. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The Series and its investment adviser will continue to monitor developments relating to this issue.


MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including those in The American Funds Group. Capital Research Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los, Angeles, CA 90071. Capital Research Management Company manages the investment portfolios and business affairs of the Series.

The total management fee paid by each fund, as a percentage of average net assets, for the previous fiscal year amounted to the following: Global Growth Fund -- .69%; Global Small Capitalization Fund - .79%; Growth Fund - .40%; International Fund - .57%; Growth-Income Fund - .35%; Asset Allocation Fund -
 .44%; Bond Fund - .52%; High-Yield Bond Fund - .49%; U.S. Government/AAA-Rated Securities Fund - .50%; and Cash Management Fund - .45%. Capital Research and Management Company has received no compensation for the New World Fund because it had not commenced operations during the most recent fiscal year.

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has been incorporated into the Series' code of ethics.


MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of the fund's portfolio. The primary portfolio counselors for each of the funds are listed on the next two pages.

                                                                           APPROXIMATE YEARS OF
                                                                           EXPERIENCE AS AN INVESTMENT
                                                                           PROFESSIONAL (INCLUDING THE
                                                                           LAST FIVE YEARS)

PORTFOLIO         PRIMARY TITLE(S)            YEARS OF EXPERIENCE AS       WITH             TOTAL YEARS
COUNSELORS                                    PORTFOLIO COUNSELOR          CAPITAL
FOR THE                                       (AND RESEARCH                RESEARCH
SERIES                                        PROFESSIONAL, IF             AND
                                              APPLICABLE)                  MANAGEMENT
                                              (APPROXIMATE)                COMPANY OR
                                                                           AFFILIATES

James K.          President of the            Growth-Income Fund --        37               37
Dunton            Series.  Senior Vice        15 years (since the
                  President and               fund began operations)
                  Director, Capital
                  Research and
                  Management Company

Abner D.          Senior Vice                 Asset Allocation Fund        32               47
Goldstine         President of the            - 10 years (since the
                  Series.  Senior Vice        fund began operations)
                  President and               Bond Fund - 3 years
                  Director, Capital           (since the fund began
                  Research and                operations)
                  Management Company          High-Yield Bond Fund -
                                              1 year

Alan N.           Vice President of           Growth- Income Fund --       8                13
Berro             the Series.  Senior         3 years (plus 6 years
                  Vice President,             as a research
                  Capital Research            professional prior to
                  Company*                    becoming a portfolio
                                              counselor for the
                                              fund)

Claudia P.        Vice President of           Growth-Income Fund --        22               25
Huntington        the Series.  Senior         5 years (plus 5 years
                  Vice President,             as a research
                  Capital Research and        professional prior to
                  Management Company          becoming a portfolio
                                              counselor for the
                                              fund)

Robert W.         Vice President of           Global Growth Fund - 2       14               14
Lovelace          the Series, Vice            years (since the fund
                  President, Capital          began operations)
                  Research and                Global Small
                  Management Company          Capitalization Fund -
                                              1 year (since the fund
                                              began operations)
                                              International Fund - 4
                                              years
                                              New World Fund - less
                                              than 1 year (since the
                                              fund began operations)

Donald D.         Vice President of           Global Growth Fund - 2       14               14
O'Neal            the Series.  Vice           years (since the fund
                  President, Capital          began operations)
                  Research and                Growth Fund - 8 years
                  Management Company          (plus 4 years as a
                                              research professional
                                              prior to becoming a
                                              portfolio counselor
                                              for the fund)

John H. Smet      Vice President of           Bond Fund - 3 years          16               17
                  the Series.  Vice           (since the fund began
                  President, Capital          operations)
                  Research and                U.S. Government Fund -
                  Management Company          7 years

Timothy D.        Chairman and Chief          Asset Allocation Fund        16               16
Armour            Executive Officer,          - 3 years
                  Capital Research
                  Company*

David C.          Vice President,             Bond Fund -- 1 year          11               18
Barclay           Capital Research and        High-Yield Bond Fund -
                  Management Company          6 years
                                              New World Fund -- less
                                              than 1 year (since the
                                              fund began operations)

Martial           Senior Vice                 Global Growth Fund - 2       27               27
Chaillet          President, Capital          years (since the fund
                  Research Company*           began operations)
                                              International Fund - 6
                                              years

Gordon            Senior Vice                 Growth Fund - 5 years        28               28
Crawford          President and               (plus 5 years as a
                  Director, Capital           research professional
                  Research and                prior to becoming a
                  Management Company          portfolio counselor
                                              for the fund)
                                              Global Small
                                              Capitalization Fund --
                                              1 year (since the fund
                                              began operations)

Mark E.           Director, Capital           Global Small                 17               17
Denning           Research and                Capitalization Fund -
                  Management Company          1 year (since the fund
                                              began operations)
                                              New World Fund - less
                                              than 1 year (since the
                                              fund began operations)

James E.          Senior Vice                 Growth Fund - 12 years       22               27
Drasdo            President and
                  Director, Capital
                  Research and
                  Management Company

Alwyn Heong       Vice President,             International Fund - 3       7                11
                  Capital Research            years
                  Company*                    New World Fund - less
                                              than 1 year (since the
                                              fund began operations)

Thomas H.         Vice President -            U.S. Government Fund -       9                12
Hogh              Capital Research            1 year
                  International, Inc.*

Carl M.           Vice President,             New World Fund -- less       8                12
Kawaja            Capital Research and        than 1 year (since
                  Management Company          fund began operations)

Robert G.         Senior Vice                 Growth-Income Fund --        24               27
O'Donnell         President and               9 years (plus 1 year
                  Director, Capital           as a research
                  Research and                professional prior to
                  Management Company          becoming a portfolio
                                              counselor for the
                                              fund)

Victor M.         Senior Vice                 Asset Allocation Fund        24               37
Parachini         President, Capital          - 3 years
                  Research and
                  Management Company

John W,           Executive Vice              U.S. Government Fund         11               11
Ressner           President and               -- 1 year
                  Director -- Capital
                  Research Company*

Susan M.          Senior Vice                 High-Yield Bond Fund         9                11
Tolson            President and               -- 4 years (plus 3 years
                  Director, Capital            as a research professional
                  Research Company*           prior to becoming a portfolio
                                              counselor for the
                                              fund)

Gregory W.        Senior Vice                 Global Small                 12               12
Wendt             President and               Capitalization Fund --
                  Director, Capital           1 year (since the fund
                  Research Company*           began operations)

* Company affiliated with Capital Research and Management Company.



PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts which fund the Contracts. All such shares may be purchased or redeemed by the separate accounts at net asset value, without any sales or redemption charges. Such purchases and redemptions are made subsequent to corresponding purchases and redemptions of units of the separate accounts without delay.

SHARE PRICE

Each fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. If a market price for a particular security is not available, a fund will determine the appropriate price for the security. Certain of the funds invest in securities listed on foreign exchanges which trade on Saturdays or other U.S. business holidays. Since the funds typically do not calculate their net asset values on Saturdays or other U.S. business holidays, the value of the funds' redeemable securities may be affected on days when shareholders do not have access to the funds. Shares of the funds will be purchased or sold at the net asset value next determined after receipt and acceptance of requests from the appropriate insurance company.

PLAN OF DISTRIBUTION

Class 2 shares pay .25% of average net assets annually, pursuant to a Plan of Distribution or "12b-1 plan." Currently, Class 2 shares are available only through American Legacy III, a variable annuity contract issued by Lincoln National Life Insurance Company ("Lincoln National"). Amounts paid under the 12b-1 plan are used by Lincoln National to cover certain distribution expenses of Lincoln National and investment dealers. Class 2 shares pay only their proportionate share of Series expenses plus 12b-1 plan expenses. Since these fees are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of an investment.

DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its net investment income and capital gains realized during each fiscal year.

Each fund of the Series intends to qualify as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its net investment income and realized capital gains, the fund itself is relieved of federal income tax.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate accounts.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the funds' results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the statement of additional information, which is available upon request.


             INCOME FROM INVESTMENT OPERATIONS                        LESS DISTRIBUTIONS

                            Net gains or
       Net asset            losses on
Year     value,     Net     securities (both Total         Dividends (from  Distributions                  Net
ended  beginning investment realized and   from investment net investment   (from          Total           asset value,
11/30   of year    income   unrealized)    operations      income)          capital gains) distributions   end of year

 Global Growth Fund/1/
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1997    $10.00      $.06        $  .59          $  .65           $(.03)            --         $ (.03)         $10.62
1998     10.62       .13          2.43            2.56            (.14)         $ (.02)         (.16)          13.02

 CLASS 2/3/

1997    $10.00       .03           .60             .63            (.02)            --           (.02)          10.61
1998     10.61       .10          2.44            2.54            (.11)           (.02)         (.13)          13.02

Global Small Capitalization Fund/4/
-------------------------------------------------------------------------------------------------------------------------

CLASS 1

1998    $10.00    $  .07       $  (.92)          $(.85)         $ (.04)            --         $ (.04)          $9.11

CLASS 2

1998     10.00       .04          (.91)           (.87)           (.03)            --           (.03)           9.10

 Growth Fund
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994     32.34       .24           .69             .93            (.24)          (1.09)        (1.33)          31.94
1995     31.94       .33         10.63           10.96            (.29)           (.80)        (1.09)          41.81
1996     41.81       .24          5.17            5.41            (.29)          (3.40)        (3.69)          43.53
1997     43.53       .27          9.61            9.88            (.27)          (3.02)        (3.29)          50.12
1998     50.12       .19         10.91           11.10            (.17)          (6.14)        (6.31)          54.91

 CLASS 2/3/

1997     40.59       .11          9.51            9.62            (.12)            --           (.12)          50.09
1998     50.09       .08         10.90           10.98            (.05)          (6.14)        (6.19)          54.88

 International Fund
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994     12.40       .25          1.04            1.29            (.20)           (.22)         (.42)          13.27
1995     13.27       .34          1.02            1.36            (.33)           (.41)         (.74)          13.89
1996     13.89       .28          1.96            2.24            (.31)           (.29)         (.60)          15.53
1997     15.53       .25          1.18            1.43            (.27)           (.62)         (.89)          16.07
1998     16.07       .22          2.21            2.43            (.28)          (1.65)        (1.93)          16.57

 CLASS 2/3/

1997     15.86       .13           .23             .36            (.16)            --           (.16)          16.06
1998     16.06       .20          2.19            2.39            (.24)          (1.65)        (1.89)          16.56

 Growth-Income Fund
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994     26.01       .68           .14             .82            (.65)           (.88)        (1.53)          25.30
1995     25.30       .73          7.20            7.93            (.73)          (1.03)        (1.76)          31.47
1996     31.47       .71          5.55            6.26            (.74)          (1.26)        (2.00)          35.73
1997     35.73       .73          6.78            7.51            (.72)          (2.55)        (3.27)          39.97
1998     39.97       .67          4.60            5.27            (.68)          (3.83)        (4.51)          40.73

 CLASS 2/3/

1997     34.10       .37          5.82            6.19            (.35)            --           (.35)          39.94
1998     39.94       .58          4.60            5.18            (.59)          (3.83)        (4.42)          40.70

 Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994     12.01       .51          (.57)           (.06)           (.52)           (.18)         (.70)          11.25
1995     11.25       .50          2.69            3.19            (.50)           (.17)         (.67)          13.77
1996     13.77       .53          1.89            2.42            (.53)           (.48)        (1.01)          15.18
1997     15.18       .55          1.94            2.49            (.54)           (.97)        (1.51)          16.16
1998     16.16       .58          1.27            1.85            (.57)           (.87)        (1.44)          16.57

 CLASS 2/3/

1997     14.43       .29          1.69            1.98            (.26)            --           (.26)          16.15
1998     16.15       .53          1.28            1.81            (.53)           (.87)        (1.40)          16.56

------------------------------------------------------------------------------------------------------------------------------
       LESS                             RATIOS/SUPPLEMENTAL DATA
       DISTRIBUTIONS
                                     Ratio of    Ratio of net
Year                   Net assets,   expenses     income to    Portfolio
ended                  end of year  to average     average     turnover
11/30  Total return   (in millions) net assets    net assets   rate

Global Growth Fund/1/
---------------------------------------------------------------------------------

CLASS 1

1997       6.45%/2/      $   80          .44%/2/      .80%/2/     13.22%/2/
1998      24.26             132          .75         1.14/3/      25.56

CLASS 2/3/

1997       6.28/2/           46          .57/2/       .56/2/      13.22/2/
1998      24.06             124         1.00          .87         25.56

Global Small Capitalization Fund/4/
---------------------------------------------------------------------------------

CLASS 1

1998      (8.31)%/2/        $55          .51%/2/      .86%/2/     28.20%/2/

CLASS 2

1998      (8.49)/2/          17          .64/2/        .63/2/     28.20/2/

Growth Fund
---------------------------------------------------------------------------------

CLASS 1

1994       2.92           2,027          .49          .78         29.58
1995      35.35           3,154          .47          .92         35.47
1996      14.32           3,860          .44          .61         30.88
1997      24.57           4,671          .42          .59         45.14
1998      25.27           5,313          .41          .38         49.91

CLASS 2/3/

1997      23.73/2/           75          .37/2/       .08/2/      45.14
1998      24.97             310          .66          .15         49.91

International Fund
---------------------------------------------------------------------------------

CLASS 1

1994      10.48           1,405          .80         2.03         19.66
1995      10.78           1,703          .75         2.64         24.66
1996      16.66           2,370          .69         1.99         32.08
1997       9.52           2,162          .67         1.56         50.12
1998      16.94           2,593          .66         1.36         34.08

CLASS 2/3/

1997       2.20/2/           48          .53/2/       .34/2/      50.12
1998      16.63             126          .91         1.03         34.08


Growth-Income Fund
---------------------------------------------------------------------------------

CLASS 1

1994       3.21           2,740          .47         2.72         29.26
1995      33.14           3,953          .44         2.70         26.91
1996      21.02           5,249          .41         2.26         31.27
1997      22.92           6,430          .38         2.01         37.55
1998      14.77           6,704          .36         1.74         42.72

CLASS 2/3/

1997      18.18/2/          157          .35/2/       .93/2/      37.55
1998      14.49             564          .61         1.02         42.72


Asset Allocation Fund
---------------------------------------------------------------------------------

CLASS 1

1994       (.54)            637          .53         4.55         36.13
1995      29.45             870          .52         4.11         39.89
1996      18.65           1,141          .49         3.88         50.62
1997      17.90           1,393          .47         3.63         34.14
1998      12.32           1,497          .45         3.63         27.97


CLASS 2/3/

1997      13.80/2/           42          .40/2/      1.81/2/      34.14
1998      12.05             173          .70         3.39         27.97

---------------------------------------------------------------------------------

                                       2

             INCOME FROM INVESTMENT OPERATIONS                        LESS DISTRIBUTIONS

                            Net gains or
       Net asset            losses on
Year     value,     Net     securities (both Total         Dividends (from  Distributions                  Net
ended  beginning investment realized and   from investment net investment   (from          Total           asset value,
11/30   of year    income   unrealized)    operations      income)          capital gains) distributions   end of year

 Bond Fund/5/
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1996    $10.00     $ .40        $  .16           $ .56          $ (.25)           --          $ (.25)         $10.31
1997     10.31       .63           .30             .93            (.62)           --            (.62)          10.62
1998     10.62       .67          (.15)            .52            (.65)         $(.12)          (.77)          10.37

 CLASS 2/3/

1997     10.11       .35           .46             .81            (.31)           --            (.31)          10.61
1998     10.61       .65          (.15)            .50            (.63)          (.12)          (.75)          10.36

 High-Yield Bond Fund
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994     15.17      1.27         (2.07)           (.80)          (1.23)          (.25)         (1.48)          12.89
1995     12.89      1.32          1.10            2.42           (1.32)           --           (1.32)          13.99
1996     13.99      1.28           .54            1.82           (1.30)           --           (1.30)          14.51
1997     14.51      1.29           .43            1.72           (1.27)           --           (1.27)          14.96
1998     14.96      1.26         (1.04)            .22           (1.25)          (.16)         (1.41)          13.77

 CLASS 2/3/

1997     14.28       .69           .61            1.30            (.63)           --            (.63)          14.95
1998     14.95      1.25         (1.06)            .19           (1.22)          (.16)         (1.38)          13.76

 U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994     12.15       .76         (1.30)           (.54)           (.74)          (.07)          (.81)          10.80
1995     10.80       .82           .71            1.53            (.81)           --            (.81)          11.52
1996     11.52       .83          (.24)            .59            (.82)           --            (.82)          11.29
1997     11.29       .76          (.07)            .69            (.80)           --            (.80)          11.18
1998     11.18       .68           .26             .94            (.69)           --            (.69)          11.43

 CLASS 2/3/

1997     10.83       .38           .33             .71            (.37)           --            (.37)          11.17
1998     11.17       .68           .24             .92            (.67)           --            (.67)          11.42


Cash Management Fund
-------------------------------------------------------------------------------------------------------------------------

CLASS 1

1994    $11.02      $.37          $.02            $.39           $(.32)           --           $(.32)         $11.09
1995     11.09       .63          (.02)            .61            (.59)           --            (.59)          11.11
1996     11.11       .54           .01             .55            (.54)           --            (.54)          11.12
1997     11.12       .57          (.01)            .56            (.55)           --            (.55)          11.13
1998     11.13       .57          (.01)            .56            (.56)           --            (.56)          11.13

CLASS 2/3/

1997     11.07        .28          .03             .31            (.26)           --            (.26)          11.12
1998     11.12        .55         (.02)            .53            (.53)           --            (.53)          11.12

       LESS                             RATIOS/SUPPLEMENTAL DATA
       DISTRIBUTIONS
                                     Ratio of    Ratio of net
Year                   Net assets,   expenses     income to    Portfolio
ended                  end of year  to average     average     turnover
11/30  Total return   (in millions) net assets    net assets   rate
----------------------------------------------------------------------------------
Bond Fund/5/

Class 1

1996       5.74 %/2/     $ 77         .52%/2/      6.18%/2/      32.83%/2/
1997        9.36          132           .55         6.63         52.93
 1998       5.12          186           .54         6.89         61.54

Class 2/3/

1997        8.09/2/        12           .44/2/      3.50/2/      52.93
1998        4.85           45           .78         6.62         61.54

High-Yield Bond Fund
----------------------------------------------------------------------------------

Class 1

1994       (5.71)         390           .54         9.37         38.46
1995       19.81          534           .54        10.12         31.73
1996       13.75          662           .53         9.27         44.81
1997       12.45          765           .51         8.92         50.22
1998        1.44          715           .51         8.66         65.80

Class 2/3/

1997        9.20/2/        21        .43/2/      4.92/2/          50.22
1998        1.18           68           .76         8.60          65.80

U.S. Government/AAA-Rated Securities Fund
----------------------------------------------------------------------------------

Class 1

1994       (4.58)         463           .54         6.69          45.21
1995       14.73          542           .54         7.37          30.11
1996        5.49          512           .53         7.33          30.45
1997        6.49          471           .52         6.73          53.80
 1998       8.72          537           .51         6.11          89.25

Class 2/3/

1997     6.65/2/            7        .44/2/      3.45/2/          53.80
1998       8.46            32           .75         5.68          89.25

Cash Management Fund
----------------------------------------------------------------------------------

Class 1

1994        3.59          221           .49         3.60         --
1995        5.65          193           .49         5.37         --
1996        5.09          240           .47         4.94         --
1997        5.21          226           .47         4.99         --
1998        5.17          250           .46         5.07         --

 CLASS 2/3/

1997        2.87/2/        14           .41/2/      2.80/2/      --
1998        4.92           34            .70        4.75         --
------------





1  COMMENCED OPERATIONS APRIL 30, 1997.

2  BASED ON OPERATIONS FOR THE PERIOD SHOWN AND, ACCORDINGLY, NOT
REPRESENTATIVE OF A FULL YEAR.

3  SHARES OFFERED FOR SALE COMMENCING APRIL 30, 1997.

4  COMMENCED OPERATIONS ON APRIL 30, 1998.

5  COMMENCED OPERATIONS JANUARY 2, 1996.

NO INFORMATION IS PRESENTED FOR THE NEW WORLD FUND SINCE IT HAD NO INVESTMENT OPERATIONS AS OF APRIL 1, 1999.



OTHER FUND INFORMATION

   ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

Contains additional information about the Series including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the Series' investment strategies that significantly affected each fund's performance during its latest fiscal year, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more detailed information on all aspects of the Series, including the Series financial statements.

A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the Series are available for review or to be copied at the SEC Public Reference Room in Washington, D.C. (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.<?r>


CODE OF ETHICS

Includes a description of the Series personal investing policy.
To request a free copy of any of the documents above, write to:

  Secretary of the Series
  333 South Hope Street
  Los Angeles, CA  90071







   Investment Company File No. 811-3857

                       AMERICAN VARIABLE INSURANCE SERIES

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION
                                 APRIL 1, 1999

This document is not a prospectus but should be read in conjunction with the current prospectuses of American Variable Insurance Series (the "Series") dated April 1, 1999. The prospectuses may be obtained from your investment dealer or financial planner or by writing to the Series at the following address:

                      AMERICAN VARIABLE INSURANCE SERIES
                            Attention:  Secretary
                            333 South Hope Street
                           Los Angeles, CA  90071
                                (213) 486-9200

                               TABLE OF CONTENTS

ITEM                                                          PAGE NO.

Certain Investment Limitations and Guidelines                2

Investment Policies                                          6

Investment Restrictions                                      19

Series Trustees and Officers                                 24

Management                                                   28

Price of Shares                                              30

Dividends, Distributions and Federal Taxes                   31

Execution of Portfolio Transactions                          33

General Information                                          34

Description of Bond Ratings                                  35

Financial Statements                                         Attached


                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

 The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

GLOBAL GROWTH FUND

 Non-U.S. Securities

- The fund will invest in issuers domiciled in at least three countries.

 Debt Securities

- The fund may invest up to 10% of its assets in straight debt securities rated BBB or Baa or below by S&P or Moody's (or unrated but determined to be equivalent)

GLOBAL SMALL CAPITALIZATION FUND

 Equity Securities

- The fund will invest at least 65% of its total assets in equity securities of small capitalization issuers (market capitalizations of $50 million to $1.2 billion based on U.S. share prices)

 Debt Securities

- The fund may invest in straight debt securities generally rated in the top three categories by S&P or Moody's (or unrated but determined to be equivalent)

GROWTH FUND

 Non-U.S. Securities

- The fund may invest up to 10% of its assets in securities of issuers domiciled outside the U.S. and not included in the S&P 500.

 Debt Securities

- The fund may invest up to 10% of its assets on straight debt securities rated Ba and BB or below by S&P or Moody's or unrated by determined to be of equivalent quality.

 INTERNATIONAL FUND

 Equity Securities

- The fund will invest at least 65% of its assets in equity securities (including depositary receipts) of issuers domiciled outside the U.S.; however, under normal market conditions, the fund will invest substantially all of its assets in issuers domiciled outside the U.S.

 Debt Securities

- The fund may invest up to 5% of its assets in straight debt securities rated BBB or Baa or below by S&P or Moody's or unrated but determined to be of equivalent quality.

NEW WORLD FUND

 General

- The fund will invest at least 35% of its assets in equity and debt securities of companies primarily based in qualified countries which have developing economies and/or markets.

 Equity Securities

- The fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided the adviser has determined that a significant portion of its assets or revenues (generally 20% or more) are attributable to developing countries.

 Debt Securities

- The fund may invest up to 25% of its assets in debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines has a significant portion of its assets or revenues (generally 20% or more) attributable to developing countries.

- The fund may invest up to 25% of its assets in debt securities rated Ba and BB or below by S&P or Moody's or unrated but determined to be of equivalent quality

GROWTH-INCOME FUND

 Non-U.S. Securities

- The fund may invest up to 10% of its assets in equity securities of issuers domiciled outside U.S. and not in the S&P 500.

  Debt Securities

- The fund may invest up to 5% of its assets on straight debt securities rated Ba and BB or below by S&P or Moody's or unrated but determined to be of equivalent quality.

ASSET ALLOCATION FUND

 General

- The fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

 Debt Securities

- The fund may invest up to 25% of the fund's debt assets in securities rated Ba and BB below by S&P or Moody's or unrated by determined to be of equivalent quality.

 Non-U.S. Securities

- The fund may invest up to 10% of its assets in equity-type securities of issuers domiciled outside the U.S. and not in the S&P 500.

- The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the U.S.

BOND FUND

 Equity Securities

- The fund may not purchase equity securities directly, but may retain up to 5% in common stock, warrants and rights after the sale of the corresponding debt securities.

 Debt Securities

- The fund will invest at least 65% of its assets in bonds (debt securities having initial maturities in excess of one year)

- The fund will invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A or better by Moody's or S&P or unrated but determined to be of equivalent quality.

- The fund will invest at least 65% of its assets in debt securities (including cash and cash equivalents) that are rated BBB or Baa or better by Moody's or S&P.

- The fund may invest up to 35% of its assets in debt securities (including cash and cash equivalents) rated Ba and BB or below by Moody's or S&P or unrated but determined to be of equivalent quality.

 Non-U.S. Securities

- The fund may invest up to 20% of its assets in non-U.S. dollar denominated securities (including those of issuers domiciled in developing countries).

HIGH-YIELD BOND FUND

 Debt Securities

- The fund will invest at least 65% of its assets in debt securities rated Ba or BB or below by Moody's or S&P or unrated but determined to be of equivalent quality.

 Equity and Other Securities

- The fund may invest up to 25% of its assets in common and preferred stocks and convertibles.

 Maturity

- The fund will invest in securities with maturities in excess of 3 years.

 Non-U.S. Securities

- The fund may invest up to 25% of its assets in securities of issuers domiciled outside the U.S.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

 General

- The fund will invest at least 65% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S. Government or debt securities rated AAA by S&P or Aaa by Moody's or unrated but determined to be of equivalent quality.

CASH MANAGEMENT FUND

 General

- The fund will invest in high quality money market instruments rated in the two highest quality categories by either Moody's or S&P, provided the issuer has commercial paper rated in the highest rating category by Moody's or S&P.

 Maturity

- The fund may purchase securities that mature or may be redeemed in 13 months or less (25 months or less if U.S. Government securities), even if original maturity is greater than 1 year.

                              INVESTMENT POLICIES

With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The funds' results will be related to the overall market for these securities.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- Investing in smaller capitalization stock can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies. Because the Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on more larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the fund's non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the U.S.

DEBT SECURITIES -- Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

INFLATION-INDEXED BONDS -- Inflation-indexed notes and bonds are issued by governments, their agencies or instrumentalities, or corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of falling inflation, principal value will be adjusted downward, reducing the interest payable.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The funds may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

REAL ESTATE INVESTMENT TRUSTS -- The funds may invest in debt securities issued by real estate investment trusts (REITs), which are pooled investment vehicles that primarily invest in real estate or real estate related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.

OTHER SECURITIES -- The funds may also invest in securities that have a combination of equity and debt characteristics such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.

Bonds, preferred stocks, and other securities may sometimes be converted into shares of common stock or other securities at a stated exchange ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.

 U.S. GOVERNMENT SECURITIES -- Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury. Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

PASS-THROUGH SECURITIES -- The funds may invest in various debt obligations backed by a pool of mortgages or other assets including loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.

"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. Government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

"Collateralized mortgage obligations" (CMOs) are backed by a pool of mortgages, mortgage-backed securities or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed-through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.

"Commercial mortgage-backed securities" are backed by commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment risk than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

"Asset-backed securities" are backed by other assets such as a credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.

MONEY MARKET INSTRUMENTS -- The funds invest in various high-quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months in the case of U.S. government securities). These include (1) commercial paper (short-term notes issued by corporations or governmental bodies), (2) commercial bank obligations (certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity)), (3) corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less), and (4) savings association obligations (certificates of deposit issued by savings banks or savings and loan associations). Although certain floating or variable rate obligations (securities which have a coupon rate that changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered to be short-term debt securities.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements, under which they buy a security and obtain a simultaneous commitment from the seller to repurchase a security at a specified time and price. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price including accrued interest as monitored daily by Capital Research and Management Company. If the seller under the repurchase agreement defaults, a fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by a fund may be delayed or limited.

FORWARD COMMITMENTS -- The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When a fund agrees to sell such securities, it does not participate in further gains or losses. If the other party to such a transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity, or could experience a loss.

The Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund, and the U.S. Government/AAA-Rated Securities Fund also may enter into "roll" transactions, which consist of the sale of mortgage-backed securities or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The funds assume the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement.

RESTRICTED AND ILLIQUID SECURITIES -- The funds may purchase securities subject to restrictions on resale. All such securities whose principal trading market is in the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the Series' Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

INVESTING IN VARIOUS COUNTRIES -- The Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the New World Fund, the Growth-Income Fund, the Asset Allocation Fund, the Bond Fund and the High-Yield Bond Fund may invest in securities of issuers domiciled outside the U.S. and which may be denominated in currencies other than the U.S. dollar. Investing outside the U.S. can involve special risks, particularly in certain developing countries, caused by, among other things: fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation and confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above are potentially heightened in connection with investments in less developed and developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries.

Additional costs could be incurred in connection with the funds' investment activities outside the U.S. Brokerage commissions are generally higher outside the U.S., and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

The U.S. Government/AAA-Rated Securities Fund may purchase obligations of non-U.S. corporations or governmental entities, provided they are U.S. dollar denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.

CERTAIN RISK FACTORS RELATED TO DEVELOPING COUNTRIES

CURRENCY FLUCTUATIONS - Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries' currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund's securities holdings would generally depreciate and vice versa. Consistent with its investment objective, the fund can engage in certain currency transactions to hedge against currency fluctuations. SEE "Currency Transactions" below.

GOVERNMENT REGULATION - The political, economic, and social structures of certain developing countries may be more volatile and less developed than those in the U.S. Certain developing countries lack uniform accounting, auditing, and financial reporting standards, have less governmental supervision of financial markets than in the U.S., and do not honor legal rights enjoyed in the U.S. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the fund will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the funds' investment. If this happened, the fund's response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund's liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the fund because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases, include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund's investments.

LESS DEVELOPED SECURITIES MARKETS - Developing countries may have less well-developed securities markets and exchanges. They have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

SETTLEMENT RISKS - Settlement systems in developing countries are generally less well organized in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty") through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the funds.

INVESTOR INFORMATION - The funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund's investment adviser will seek alternative sources of information, and to the extent the investment adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the funds will not invest in such market or security.

TAXATION - Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high.
In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the funds could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

LITIGATION - The funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

FRAUDULENT SECURITIES - Securities purchased by the funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the funds.

LOAN PARTICIPATIONS - New World Fund may invest, subject to its overall limitation on debt securities, in loan participations, typically made by a syndicate of banks to governmental or corporate borrowers for a variety of purposes. The underlying loans to developing market governmental borrowers may be in default and may be subject to restructuring under the Brady Plan. The underlying loans may be secured or unsecured, and will vary in term and legal structure. When purchasing such instruments the fund may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower. Investment in loan participations present the possibility that in the U.S., the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations are generally not rated by major rating agencies, may not be protected by securities laws, and are often considered to be illiquid.

PORTFOLIO TURNOVER -- Under certain market conditions, the investment policies of the Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund, and the U.S. Government/AAA-Rated Securities Fund may result in higher portfolio turnover than those of the other funds, although no fund's annual portfolio turnover rate is expected to exceed 100%. A 100% annual portfolio turnover rate would occur, for example, if all the investments in a fund's portfolio (exclusive of securities with less than one year to maturity) were replaced in a period of one year. High portfolio turnover involves correspondingly greater brokerage commissions, to the extent such commissions are payable, and other transaction costs, which will be borne directly by the fund involved.

GLOBAL GROWTH FUND, GLOBAL SMALL CAPITALIZATION FUND, GROWTH FUND, NEW WORLD FUND, GROWTH-INCOME FUND, ASSET ALLOCATION FUND, BOND FUND AND HIGH-YIELD BOND FUND

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK SECURITIES:

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - High-yield, high-risk securities can be sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds and each fund's net asset value.

PAYMENT EXPECTATIONS - High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, the value of high-yield, high-risk bonds held by each fund will decrease in a rising interest rate market, as will the value of each fund's assets. If a fund experiences unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing each fund's rate of return.

LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely a fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

GLOBAL GROWTH FUND, GLOBAL SMALL CAPITALIZATION FUND, GROWTH FUND, INTERNATIONAL FUND, NEW WORLD FUND, GROWTH-INCOME FUND, ASSET ALLOCATION FUND, BOND FUND AND HIGH-YIELD BOND FUND

CURRENCY TRANSACTIONS -- The Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the New World Fund, the Asset Allocation Fund, the Bond Fund and the High-Yield Bond Fund have the ability to enter into forward currency contracts to protect against changes in currency exchange rates. The Growth-Income Fund does not currently intend to engage in any transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date and price, both of which are set at the time of the contract. The funds intend to enter into forward currency contracts solely to hedge into the U.S. dollar their exposure to other currencies. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

The Bond Fund and the High-Yield Bond Fund may enter into the transactions described above and may also enter into exchange-traded futures contracts relating to foreign currencies ("currency contracts") in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by these funds to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date. Although currency contracts typically will involve the purchase and sale of a currency against the U.S. dollar, these funds also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodities Futures Trading Association ("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodities Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules) up to 5% of a fund's net assets.

The Bond Fund and the High-Yield Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The funds might purchase a currency put option, for example, to protect themselves during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the funds would be reduced by the premium they had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the funds anticipate purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The High-Yield Bond Fund and Bond Fund will not purchase an OTC option unless it is believed that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Certain provisions of the Internal Revenue code may limit the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the fund.

ASSET ALLOCATION FUND, BOND FUND AND U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

PASS-THROUGH SECURITIES -- The funds may purchase certificates issued by the Government National Mortgage Association ("GNMA"). GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. A pool of these mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

The Federal National Mortgage Association ("FNMA"), a federally chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. Government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. Government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

The funds may invest in mortgage-related securities issued by financial institutions such as commercial banks, savings and loan associations, mortgage bankers and securities broker-dealers (or separate trusts or affiliates of such institutions established to issue the securities) including collateralized mortgage obligations ("CMO's") and mortgage-backed bonds. CMO's (including real estate mortgage investment conduits as authorized under the Internal Revenue Code of 1986, as amended) are issued in series that are made up of a group of bonds that together are fully collateralized directly or indirectly by a pool of mortgages on which the payments of principal and interest are dedicated to payment of principal and interest on the bonds in the series.
Each class of bonds in the series may have a different maturity than the other classes of bonds in the series, bear a different coupon and have a different priority in receiving payments. The different maturities come from the fact that all principal payments, both regular principal payments as well as any prepayment of principal, are passed through first to the holders of the class with the shortest maturity until it is completely retired. Thereafter, principal payments are passed through to the next class of bonds in the series, until all the classes have been paid off. As a result, an acceleration in the rate of prepayments that may be associated with declining interest rates shortens the expected life of each class, with the greatest impact on those classes with the shortest maturities. Similarly, should the rate of prepayments slow down, as may happen in times of rising interest rates, the expected life of each class lengthens, again with the greatest impact on those classes with the shortest maturities. In the case of some CMO series, each class may receive a differing proportion of the monthly interest and principal repayments on the underlying collateral. In these series the classes having proportionally greater interests in principal repayments generally would be more affected by an acceleration (or slowing) in the rate of prepayments.

Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMO's). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds can provide that they are callable by the issuer prior to maturity).

BOND FUND AND U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

REVERSE REPURCHASE AGREEMENTS -- Although the Bond Fund and the U.S. Government/AAA-Rated Securities Fund have no current intention of doing so during the next 12 months, each fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the Investment Company Act of 1940 (the "1940 Act"), reverse repurchase agreements may be considered borrowings by a fund. The use of reverse repurchase agreements by a fund creates leverage which increases the fund's investment risk. As a fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a fund's earnings or net asset value would decline faster than otherwise would be the case.

ASSET ALLOCATION FUND, BOND FUND, HIGH-YIELD BOND FUND, AND U.S.
GOVERNMENT/AAA-RATED SECURITIES FUND

LOANS OF PORTFOLIO SECURITIES -- Although the Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund and the U.S. Government/AAA-Rated Securities Fund have no current intention of doing so during the next 12 months, these funds are authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by Capital Research and Management Company (the "Investment Adviser"). The borrower must maintain with the Series' custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. Each fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Each fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, determined at the time any such loan is made.

PORTFOLIO TRADING OF FIXED-INCOME SECURITIES -- The funds intend to engage in portfolio trading of fixed-income securities when it is believed that the sale of a fixed-income security owned and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased concurrently in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

"ROLL" TRANSACTIONS -- The Asset Allocation Fund, the High-Yield Bond Fund, the Bond Fund and the U.S. Government/AAA-Rated Securities Fund may engage in "roll" transactions. A "roll" transaction is the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a future date. The funds intend to treat "roll" transactions as two separate transactions; one involving the purchase of a security and a separate transaction involving the sale of a security. Since the funds do not intend to enter into "roll" transactions for financing purposes, they may treat these transaction as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the 1940 Act. As a fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly may increase; however, it is not the intent of the fund to engage in these transactions for leveraging purposes. In addition, a fund may enter into other purchase and sale transactions involving securities which are not settled in the ordinary course of business and under various terms when to do so is in the best interest of the fund.

A fund will segregate liquid assets, which will be marked to market daily, in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the funds temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of the funds' portfolio securities decline while the funds are in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. A fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

BOND FUND AND HIGH-YIELD BOND FUND

LOAN PARTICIPATIONS AND ASSIGNMENTS -- The funds may invest in loan participations or assignments, typically made by a syndicate of banks to U.S. and non-U.S. corporate or governmental borrowers for a variety of purposes. Loan participations are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, the fund's anticipate that such securities could be sold only to a limited number of institutional investors.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations and assignments are generally not rated by major rating agencies, may not be protected by the securities laws, and are generally considered to be illiquid.

HIGH-YIELD BOND FUND

REINSURANCE RELATED NOTES AND BONDS -- The High-Yield Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company.
These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

CASH MANAGEMENT FUND

The Cash Management Fund seeks to achieve its investment objective by investing in a diversified selection of money market instruments, and the other funds generally will invest a portion of their assets in money market instruments. These money market instruments include the following:

COMMERCIAL PAPER -- Commercial paper is short-term notes (up to nine months) issued by companies or governmental bodies. The Cash Management Fund may only purchase commercial paper judged by the Investment Adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by Standard & Poor's Corporation and by Moody's Investors Service, Inc. or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Fund. (No more than 5% of the Cash Management Fund's assets may be invested in commercial paper rated in the second highest rating category by either Moody's or Standard & Poor's; no more than the greater of 1% of the Cash Management Fund's assets or $1 million may be invested in such securities of any one issuer.) See the Appendix for a description of the ratings.

The commercial paper in which the Cash Management Fund may invest includes variable amount master demand notes. Variable amount master demand notes permit the Cash Management Fund to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participations. Investments in these instruments are limited to those that have a demand feature enabling the Cash Management Fund unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. (Generally, the Cash Management Fund attempts to invest in instruments having a one-day notice provision). In connection with master demand note arrangements, the Investment Adviser, subject to the direction of the Trustees, monitors on an ongoing basis the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Investment Adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's. The Cash Management Fund may invest in them only if it is deemed that at the time of investment the notes are of comparable quality to the other commercial paper in which the Cash Management Fund may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Investment Adviser has reason to believe that the borrower could not make timely repayment upon demand.

COMMERCIAL BANK OBLIGATIONS -- Commercial bank obligations are certificates of deposit (interest-bearing time deposits), bankers acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or other obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. Government.

CORPORATE BONDS AND NOTES -- The Cash Management Fund may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. The Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."

SAVINGS ASSOCIATION OBLIGATIONS -- Certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. Government.

FLOATING RATE OBLIGATIONS -- These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Investment Adviser considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.

                            INVESTMENT RESTRICTIONS

The Series has adopted the following fundamental policies and investment restrictions for each fund which may not be changed without a majority vote of the fund's outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of (I) 67% or more of the outstanding shares of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of the fund. Investment limitations expressed in the following restrictions are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated.

INVESTMENT RESTRICTIONS OF THE GLOBAL GROWTH FUND, GLOBAL SMALL CAPITALIZATION FUND, GROWTH FUND, INTERNATIONAL FUND, NEW WORLD FUND, GROWTH-INCOME FUND, ASSET ALLOCATION FUND, BOND FUND AND HIGH-YIELD BOND FUND

The Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Yield Bond Fund may not:

 1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

 2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

 3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

 4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

 5. Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

 6. Purchase commodities or commodity contracts; except that the Global Small Capitalization Fund, International Fund, Asset Allocation Fund, High-Yield Bond Fund and Bond Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

7.   Invest in companies for the purpose of exercising control or management.

 8. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

 9. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

 10. Purchase securities on margin.

 11. Pledge or hypothecate the fund's assets.

 12. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

 13. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in Investment Restriction number 6.

 14. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization); except that the Global Small Capitalization Fund may invest up to 5% of its total assets in the securities of other managed investment companies. Any such investments by the Global Small Capitalization Fund shall be limited to 3% of the voting stock of any investment company, provided, however that investment in the open market of a closed-end investment company where no more than customary broker's commissions are involved shall not be prohibited by this restriction.

 15. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Notwithstanding investment restriction number 14, the funds may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

Notwithstanding investment restriction number 15, the funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.

The Global Growth Fund, Global Small Capitalization Fund, International Fund and High-Yield Bond Fund may not invest more than 10% of the value of their total assets in securities which are restricted as to resale; the Growth Fund, Growth-Income Fund and Asset Allocation Fund may not invest more than 5% of the value of their respective total assets in securities which are restricted as to resale. (Rule 144A securities and Section 4(2) commercial paper, as defined in the Securities Act of 1933, are excluded from these investment limits.) As a condition to the acquisition of the type of securities mentioned herein, the funds will ordinarily require that the issuer of such securities agree to bear the expenses of registration under the Securities Act of 1933, if and when the funds desire to sell such securities. The need to effect such registration could result in a delay in disposing of such securities.

INVESTMENT RESTRICTIONS OF THE U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

The U.S. Government/AAA-Rated Securities Fund may not:

 1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

 2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. Government securities or other securities to the extent they are backed by or represent interests in U.S. Government securities or U.S. Government-guaranteed mortgages.

 3.  Invest in companies for the purpose of exercising control or management.

 4. Knowingly purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.

 5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

 6. Acquire securities subject to restrictions on disposition imposed by the Securities Act of 1933, if, immediately after and as a result of such acquisition, the value of such restricted securities and all other illiquid securities held by the fund would exceed 10% of the value of the fund's total assets.

 7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933.

 8. Make loans, except that the fund may: (a) purchase readily marketable debt securities; (b) invest in repurchase agreements; (c) make loans of portfolio securities; and (d) enter into loan participations. The fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets.

 9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

 10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

 11. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements.

  12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement.

 13. Write, purchase or sell puts, calls or combinations thereof.
Notwithstanding investment restriction number 4, the fund may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT FUND

The Cash Management Fund may not:

 1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

 2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

 3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

 4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

 5. Make loans to others except for the purchase of the debt securities listed above. The fund may enter into repurchase agreements as described above.

 6. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

 7.  Pledge or hypothecate the fund's assets.

 8. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

 9. Invest in puts, calls, straddles, spreads or any combination thereof.

 10. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

 11. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

Notwithstanding investment restriction number 10, the fund may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

Notwithstanding investment restriction number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Fund has adopted a non-fundamental policy (that may be changed by the Board of Trustees without shareholder approval) of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. Government); provided however, that the Cash Management Fund may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. Investment restriction number 9 above does not prevent the purchase by the Cash Management Fund of securities that have "put" or "stand-by" commitment features.

                       SERIES ORGANIZATION AND MANAGEMENT

The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. The Series' Board of Trustees supervises Series operations and performs duties required by applicable state and federal law. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid for services rendered to the Series as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series. The Board of Trustees has approved the retention of the companies listed below to provide certain services to the Series.

                          SERIES TRUSTEES AND OFFICERS
                       TRUSTEES AND TRUSTEE COMPENSATION

NAME, ADDRESS               POSITION        PRINCIPAL               AGGREGATE             TOTAL                 TOTAL
AND AGE                     WITH            OCCUPATION(S)           COMPENSATION          COMPENSATION          NUMBER OF
                            REGISTRANT      DURING PAST 5           (INCLUDING            (INCLUDING            FUND
                                            YEARS                   VOLUNTARILY           VOLUNTARILY           BOARDS
                                                                    DEFERRED              DEFERRED              ON WHICH
                                                                    COMPENSATION/1/)      COMPENSATION/1/)      TRUSTEE
                                                                    FROM                  FROM ALL FUNDS        SERVES/3/
                                                                    SERIES DURING         MANAGED BY
                                                                    FISCAL                CAPITAL
                                                                    YEAR ENDED            RESEARCH AND
                                                                    11/30/98              MANAGEMENT
                                                                                          COMPANY OR ITS
                                                                                          AFFILIATES/2/
                                                                                          FOR THE YEAR
                                                                                          ENDED 11/30/98

Charles H. Black            Trustee         Private investor        $32,200/4/            $113,600              4
525 Alma Real Drive                         and consultant;
Pacific Palisades, CA                       Former Executive
90272                                       Vice President
Age: 72                                     and Director,
                                            Kaiser Steel
                                            Corporation

H. Frederick Christie       Trustee         Private Investor;       $32,700               $189,650              18
P. O. Box 144                               Former President
Palos Verdes, CA                            and Chief
90274                                       Executive
Age: 65                                     Officer, The
                                            Mission Group
                                            (non-utility
                                            holding
                                            Company,
                                            subsidiary of
                                            Southern
                                            California Edison
                                            Company)

Joe E. Davis                Trustee         Private Investor;       $34,700               $34,700               1
3436 Caribeth Drive                         Former Chairman,
Encino, CA 91436                            Linear
Age: 63                                     Corporation;
                                            former
                                            President and
                                            Chief Executive
                                            Officer, National
                                            Health
                                            Enterprises, Inc.

Martin Fenton               Trustee         Chairman, Senior        $32,700/4/            $126,834              16
4350 Executive Drive                        Resource Group
Suite 101                                   (management of
San Diego, CA  92123                        senior living
Age: 62                                     centers)

Mary Myers Kauppila         Trustee         Founder and             $33,100/4/            $102,450              5
286 Congress Street                         President, Energy
Boston, MA 02110                            Investment, Inc.
Age: 44

Kirk P. Pendleton           Trustee         President,              $31,100/4/            $113,734              5
Cairnwood, Inc.                             Cairnwood, Inc.
75 James Way
Southampton, PA 18966
Age: 59

+ James F. Rothenberg       President       President and           none/5/               none/5/               1
333 South Hope Street       and             Director, Capital
Los Angeles, CA 90071       Trustee         Research and
Age: 52                                     Management
                                            Company

+ Thomas E. Terry           Chairman of     Retired.  Former        none/5/               none/5/               3
6048 S. Highlands           the Board       Vice President
Avenue                                      and Secretary,
Madison, WI 53705                           Capital Research
Age: 61                                     and Management
                                            Company


+ "Interested persons" of the Series within the meaning of the Investment Company Act of 1940 (the "1940 Act") on the basis of their affiliation with the Series' Investment Adviser, Capital Research and Management Company or the parent company of the Investment Adviser, The Capital Group Companies, Inc.

/1/ Amounts may be deferred by eligible trustees under a non-qualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages Anchor Pathway Fund which serves as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501 (c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization; and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization.

/3/ Includes funds managed by Capital Research and Management Company

/4/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) for participating Trustees is as follows: Charles H. Black ($77,559); H . Frederick Christie ($78,363); Martin Fenton ($39,726); Mary Myers Kauppila ($180,321) and Kirk P. Pendleton ($59,526). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the Trustee.

/5/ James F. Rothenberg and Thomas E. Terry are affiliated with the Investment Adviser and, accordingly, receive no remuneration from the Series.

                                    OFFICERS

NAME AND ADDRESS           AGE      POSITION(S)      PRINCIPAL OCCUPATION(S)
                                    WITH             DURING PAST 5 YEARS
                                    REGISTRANT

Thomas E. Terry            61       Chairman of      Retired.  Former Vice
6048 S. Highlands                   the Board        President and
Avenue                                               Secretary, Capital
Madison, WI 53705                                    Research and Management
                                                     Company

James F. Rothenberg        52       President        President and Director,
333 South Hope                      and Trustee      Capital Research and
Street                                               Management Company
Los Angeles, CA
90071

James K. Dunton            53       Senior Vice      Senior Vice President
333 South Hope                      President        and Director, Capital
Street                                               Research and Management
Los Angeles, CA                                      Company
90071

Abner D. Goldstine         69       Senior Vice      Senior Vice President
11100 Santa Monica                  President        and Director, Capital
Boulevard                                            Research and Management
Los Angeles, CA                                      Company
90025

Michael J. Downer          44       Vice             Vice President - Fund
333 South Hope                      President        Business Management
Street                                               Group, Capital Research
Los Angeles,  CA                                     and Management Company
90071

Claudia P.                 47       Vice             Senior Vice President,
Huntington                          President        Capital Research
333 South Hope                                       Company
Street
Los Angeles, CA
90071

John H. Smet               42       Vice             Vice President, Capital
11100 Santa Monica                  President        Research and Management
Boulevard                                            Company
Los Angeles, CA
90025

Chad L. Norton             38       Secretary        Vice President - Fund
333 South Hope                                       Business Management
Street                                               Group, Capital Research
Los Angeles, CA                                      and Management Company
90071

Robert P. Simmer           37       Treasurer        Vice President - Fund
5300 Robin Hood Road                                 Business Management
Norfolk, VA 23513                                    Group, Capital Research
                                                     and Management Company

Sheryl F. Johnson          30       Assistant        Assistant Vice
5300 Robin Hood Road                Treasurer        President - Fund
Norfolk, VA 23513                                    Business Management
                                                     Group, Capital Research
                                                     and Management Company


All of the Trustees and officers also are officers or employees of the Investment Adviser or affiliated companies. No compensation is paid by the Series to any officer or Trustee who is a director, officer or employee of the Investment Adviser or affiliated companies. The Series pays fees of $22,000 per annum to Trustees who are not affiliated with the Investment Adviser, plus $2,500 for each Board of Trustees meeting attended, plus $1,000 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

The Investment Adviser is responsible for more than $200 billion of stocks, bonds and money market instruments and serves over eight million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT - An Amended Investment Advisory and Service Agreement (the "Agreement") between the Series and the Investment Adviser, unless sooner terminated, will continue in effect until November 30, 1999, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Series, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rates of:

GLOBAL GROWTH FUND: 0.69% of the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53% on net assets in excess of $1.2 billion;

GLOBAL SMALL CAPITALIZATION FUND: .80% of the first $600 million of net assets, plus 0.74% on net assets in excess of $600 million;

GROWTH FUND: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.42% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.2 billion, plus 0.35% on net assets greater than $3.2 billion but not exceeding $5.2 billion, plus 0.33% on net assets greater than $5.2 billion but not exceeding $8.4 billion, plus 0.315% on net assets in excess of $8.4 billion;

INTERNATIONAL FUND: 0.78% of the first $600 million of net assets, plus 0.60% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.48% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.465% on net assets in excess of $2.0 billion;

NEW WORLD FUND: 0.85% of net assets;

GROWTH-INCOME FUND: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion bu not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets in excess of $10.5 billion;

ASSET ALLOCATION FUND: 0.50% of the first $600 million of net assets, plus 0.42% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32%on net assets in excess of $2.0 billion;

BOND FUND: 0.60% of the first $30 million of net assets, plus 0.50% on net assets in excess of $30 million;
HIGH-YIELD BOND FUND: 0.60% of the first $30 million of net assets, plus 0.50% on net assets greater than $30 million but not exceeding $600 million, plus 0.46% on net assets in excess of $600 million;

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND: 0.60% of the first $30 million of net assets, plus 0.50% on net assets greater than $30 million but not exceeding $600 million, plus 0.40% on net assets in excess of $600 million;

CASH MANAGEMENT FUND: 0.50% of the first $100 million of net assets, plus 0.42% on net assets greater than $100 million but not exceeding $400 million, plus 0.38% on net assets in excess of $400 million.

The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive, and related administrative functions of the Series, provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies, and postage used at the office of the Series relating to the services furnished by the Investment Adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer, and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with the Investment Adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

The Agreement provides for an advisory fee reduction to the extent that each fund's annual ordinary net operating expenses, except the International Fund's, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the fund and 1% of the average month-end total net assets in excess thereof. For the International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

During the fiscal years ended November 30, 1998, 1997 and 1996, the Investment Adviser's total fees, respectively, amounted to the following: Growth Fund $20,494,000, $17,154,000 and $14,284,000; International Fund $15,732,000,
$15,477,000 and $12,370,000; Growth-Income Fund $24,542,000, $21,263,000 and
$17,451,000; Asset Allocation Fund $6,916,000, $5,806,000 and $4,663,000; Bond
Fund $952,000 $557,000 and $204,000; High-Yield Bond Fund $4,018,000,
$3,624,000 and $2,996,000; U. S. Government/AAA-Rated Securities Fund $2,553,000, $2,444,000 and $2,661,000; and Cash Management Fund $1,164,000,
$1,113,000 and $1,007,000. During the fiscal periods ended November 30, 1998 and 1997, the Investment Adviser's total fee for the Global Growth Fund amounted to $1,341,000 and $310,000. During the fiscal period ended November 30, 1998, the Investment Adviser's total fee for the Global Small Capitalization Fund amounted to $240,000.

PLAN OF DISTRIBUTION The Series has adopted a Plan of Distribution (the "Plan") for its Class 2 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plan has been approved by a majority of the entire Board of Trustees, and separately by a majority of the Trustees who are not "interested persons" of the Series and who have no direct or indirect financial interest in the operation of the Plan. The officers and Trustees who are "interested persons" of the Series may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the Series is committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.

Under the Plan the Series will pay Lincoln National Life Insurance Company ("Lincoln National") 0.25% of each fund's average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the Series, provided that the Board of Trustees of the Series has approved the categories of expenses for which payment is being made. During the fiscal period ended November 30, 1998, the Series paid $2,403,000 to Lincoln National under the Plan. This fee is paid to Lincoln National without regard to expenses.

                                PRICE OF SHARES

The price paid for shares, the net asset value price, is determined as of 4:00 p.m., Eastern time (the normal close of trading) every day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the funds' share prices would be determined as of 4:00 p.m. on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Certain of the funds invest in securities listed on foreign exchanges which trade on Saturdays or other U.S. business holidays. Since the funds typically do not calculate their net asset values on Saturdays or other U.S. business holidays, the value of the funds' redeemable securities may be affected on days when shareholders do not have access to the funds. The net asset value per share is determined as follows:

1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

Each fund of the Series intends to qualify to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify for the tax treatment afforded a regulated investment company under the Code, a fund must annually distribute at least 90% of its net investment income and certain short-term capital gains and meet certain diversification of assets and other requirements of the Code. If a fund qualifies for such tax treatment, it will not be subject to Federal income tax on the part of its ordinary income and its net realized capital gains which it distributes to shareholders. To meet the requirements of the Code, a fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. Government securities and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which each fund controls and which are engaged in the same or similar trades or businesses. It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its net investment income and net realized capital gains during each fiscal year.

Under the Code, a fund may elect to compute taxable income for each year without regard to any net foreign currency loss attributable to transactions after October 31, and any such net foreign currency loss will be treated as arising on the first day of the following taxable year.

The amount of any realized gain or loss by a fund on closing out a currency contract will generally result in ordinary income or loss for tax purposes. Under Code Section 1256, currency contracts held by each fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net realized gain or loss from any actual sales, will be treated as long-term capital gain or loss, and the remainder of gain or loss from deemed and actual sales will be treated as short-term capital gain or loss. Code Section 988 may also apply to currency contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

Each fund, except for the Cash Management Fund, may be required to pay withholding and other taxes imposed by foreign countries which would reduce investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of a fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund will not be treated as annuity, endowment or life insurance contracts under the Code.

See the applicable Contract prospectus for information regarding the Federal income tax treatment of the Contracts and distributions to the separate accounts.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for the funds' portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the dealer, generally referred to as a concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. In the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where it appears better prices and executions are available elsewhere.

When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research, statistical, or other related services to the Investment Adviser or has sold shares of the funds or other funds served by the Investment Adviser. The funds do not consider that they have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

Subject to the above policy, when two or more brokers (either directly or through their correspondent clearing agents) are in a position to offer comparable prices and executions, preference may be given to brokers who have sold shares of the funds or have provided investment research, statistical, and other related services for the funds and or other funds served by the Investment Adviser.

There are occasions on which portfolio transactions for the Series may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Series, they are effected only when the Investment Adviser believes that to do so is in the interest of the Series. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The Series will not pay a mark-up for research in principal transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended November 30, 1998, 1997 and 1996, respectively, amounted to the following:
Growth Fund $3,271,000, $2,869,000, and $2,358,000; International Fund
$3,972,000, $5,252,000, and $3,813,000; Growth-Income Fund $5,110,000,
$3,955,000, and $3,389,000; Asset Allocation Fund $501,000, $551,000, and
$557,000. Brokerage commissions paid on portfolio transactions for the Global Growth Fund for the periods ended November 30, 1998 and 1987 amounted to $292,000 and $194,000. Commission paid on transaction for the Global Small Capitalization Fund for the period ended November 30, 1998 amounted to $90,000.

                              GENERAL INFORMATION

CUSTODIANS OF ASSETS -- Securities and cash owned by all funds except New World Fund, including proceeds from the sale of shares of the funds and of securities in the funds' portfolios, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as Custodian. Securities and cash owned by New World Fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. Non-U.S. securities may be held by the Custodians in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

INDEPENDENT ACCOUNTANTS -- PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the Series' independent accountants since March 18, 1991, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The selection of the Series' independent accountant is reviewed and determined annually by the Board of Trustees.

REPORTS TO SHAREHOLDERS -- The Series' fiscal year ends November 30. Contract owners are provided at least semi-annually with reports showing the investment portfolio, financial statements and other information. The financial statements included in the Annual Report are audited by the independent accounting firm of PricewaterhouseCoopers LLP, whose selection is determined annually by the Board of Trustees.

YEAR 2000 - The Series and its shareholders depend on the proper functioning of computer systems maintained by the Investment Adviser and its affiliates and other key service providers. Many computer systems in use today will require reprogramming or replacement prior to the year 2000 because of the way they store dates and make date-related calculations. The Series understands that these service providers are taking steps to address the "Year 2000 problem." However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Series. In addition, the funds' investments could be adversely affected by the Year 2000 problem. For example, the markets for securities in which the funds invest could experience settlement problems and liquidity issues. Corporate and governmental data processing errors may cause losses for individual companies and overall economic uncertainties. Earnings of individual issuers are likely to be affected by the costs of addressing the problem, which may be substantial and may be reported inconsistently.

PERSONAL INVESTING POLICY -- Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or Trustees. The Declaration of Trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act, with respect to the Series. The prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this Statement of Additional Information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the Securities and Exchange Commission.

AUTHORIZED SHARES -- The Series was organized as a Massachusetts Business Trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of a single class.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.'s top two rating designations for commercial paper are described as follows: issues rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Corporation's top two rating categories for commercial paper are described as follows: A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1 or 2 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

AMERICAN VARIABLE INSURANCE SERIES GLOBAL GROWTH FUND
Investment Portfolio,  November 30, 1998

Where the Fund's Assets Are Invested
                                                                 Percent
                                                                 Net Asse
                                                                 --------
The Americas                                                       42.22%
Europe                                                             31.06%
Asia/Pacific                                                       11.70%
Other Countries                                                     1.27%
Cash & Equivalents                                                 13.75%
                                                                  100.00%

Largest Individual Stocks

Zeneca Group                                                        3.36%
Telefonica                                                           2.45
Pfizer                                                               2.15
Telecom Italia                                                       2.15
Time Warner                                                          2.09
Cendant                                                              2.09
CKS Group                                                            1.92
Viacom                                                               1.88
Rentokil Initial                                                     1.81
Telefonaktiebolaget LM Ericsson                                      1.79

                                                                             Market    Percent
                                                                 Number o     Value     of Net
Stocks (common and preferred)                                     Shares      (000)     Assets
----------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 12.78%
Telefonica SA (American Depositary Receipts) (Spain)              44,800     $6,244      2.45%
Telecom Italia SpA, nonconvertible savings shares (Italy)        741,100      4,594
Telecom Italia SpA                                               110,000        890        2.15
Mannesmann AG (Germany)                                           39,650      4,289        1.68
AirTouch Communications (USA) (1)                                 69,000      3,946        1.55
Telecom Argentina STET-France Telecom SA, Class B
 (American Depositary Receipts) (Argentina)                      128,500      3,919        1.54
Deutsche Telekom AG (Germany)                                    107,500      3,016        1.18
Orange PLC (United Kingdom) (1)                                  192,000      1,963         .77
Cable & Wireless Communications PLC (United Kingdom) (1)         211,100      1,883         .74
TELECEL - Comunicacoes Pessoais, SA (Portugal)                     6,700      1,310         .51
Stet Hellas Telecommunications SA (American Depositary
 Receipts) (Greece) (1)                                           35,300      1,227         .48
China Telecom (Hong Kong) Ltd. (American Depositary
 Receipts) (Peoples Republic of China) (1)                        31,000      1,227         .48
AT&T Corp. (USA)                                                  18,750      1,168         .46
France Telecom, SA (France)                                       13,000        903         .35
Nippon Telegraph and Telephone Corp. (Japan)                         120        897         .35
Telefonos de Mexico, SA de CV, Class L
 (American Depositary Receipts) (Mexico)                          12,000        559         .22
Millicom International Cellular SA (Luxembourg) (1)               14,000        467         .18
Compania de Telecomunicaciones de Chile SA
 (American Depositary Receipts) (Chile)                           15,948        370         .14
BUSINESS & PUBLIC SERVICES - 13.00%
Cendant Corp. (USA) (1)                                          281,000      5,339        2.09
CKS Group, Inc. (USA) (1)                                        146,400      4,905        1.92
Rentokil Initial PLC (formerly Rentokil Group PLC)
 (United Kingdom)                                                690,800      4,615        1.81
America Online, Inc. (USA) (1)                                    45,000      3,940        1.54
Reuters Group PLC (United Kingdom)                               383,140      3,699        1.45
Brambles Industries Ltd. (Australia)                             123,800      3,025        1.19
Vivendi SA (France)                                               11,800      2,667        1.05
Waste Management, Inc. (formerly USA Waste
 Services, Inc.) (USA)                                            42,700      1,831         .72
Suez Lyonnaise des Eaux (France)                                   7,000      1,382         .54
Ratin, A/S Class B (Denmark)                                       6,300      1,178         .46
Columbia/HCA Healthcare Corp. (USA)                               24,000        591         .23
BROADCASTING & PUBLISHING - 10.56%
Time Warner Inc. (USA)                                            50,500      5,340        2.09
Viacom Inc., Class B (USA) (1)                                    72,000      4,793        1.88
Fox Entertainment Group, Inc., Class A (USA) (1)                 130,000      3,071        1.20
Grupo Televisa, SA, ordinary participation certificates
 (American Depositary  Receipts) (Mexico) (1)                    119,900      3,050        1.19
TV Azteca, SA de CV (American Depositary
 Receipts) (Mexico)                                              400,000      3,000        1.17
News Corp. Ltd. (Australia)                                      290,467      2,033         .80
ProSieben Media AG (Germany) (1)                                  36,000      1,725         .68
Fuji Television (Japan)                                              410      1,633         .64
Ziff-Davis Inc.(USA) (1)                                          60,000        686         .27
Sinclair Broadcast Group, Inc., Class A (USA) (1)                 53,800        663         .26
Tele-Communications, Inc., Series A,  TCI Group (USA) (1)         13,800        583         .23
SOFTBANK CORP. (Japan)                                             6,600        381         .15
HEALTH & PERSONAL CARE - 8.69%
Zeneca Group PLC (United Kingdom)                                203,960      8,459
Zeneca Group PLC (American Depositary Receipts)                    3,000        126        3.36
Pfizer Inc (USA)                                                  49,150      5,486        2.15
Avon Products, Inc. (USA)                                         55,800      2,267         .89
Glaxo Wellcome PLC (United Kingdom)                               52,900      1,672         .65
Astra AB, Class A (Sweden)                                        90,000      1,648         .65
Guidant Corp. (USA)                                               18,000      1,545         .61
Luxottica Group SpA (American Depositary Receipts) (Italy)        75,000        778         .30
Omnicare, Inc. (USA)                                               7,000        200         .08
ELECTRONIC COMPONENTS - 5.43%
Murata Manufacturing Co., Ltd. (Japan)                            82,000      3,212        1.26
Microchip Technology Inc. (USA) (1)                               70,000      2,437         .96
Intel Corp. (USA)                                                 20,000      2,152         .84
Rohm Co., Ltd. (Japan)                                            23,000      1,944         .76
Micron Technology, Inc. (USA) (1)                                 41,100      1,698         .67
Texas Instruments Inc. (USA)                                      15,000      1,145         .45
Quantum Corp. (USA) (1)                                           35,000        774         .30
Altera Corp. (USA) (1)                                            10,000        491         .19
DATA PROCESSING & REPRODUCTION - 4.74%
Oracle Corp. (USA) (1)                                           105,000      3,596        1.41
Microsoft Corp. (USA) (1)                                         28,000      3,416        1.34
PeopleSoft, Inc. (USA) (1)                                       127,000      2,611        1.02
Computer Associates International, Inc. (USA)                     30,000      1,328         .52
Dassault Systemes SA (France)                                     29,600      1,155         .45
BANKING - 4.40%
Bank of Nova Scotia (Canada)                                     161,000      3,533        1.39
BankAmerica Corp. (USA)                                           38,400      2,503         .98
Washington Mutual, Inc. (USA)                                     60,000      2,325         .91
ForeningsSparbanken AB, Class A (Sweden)                          52,000      1,457         .57
Westpac Banking Corp.(Australia)                                 211,148      1,405         .55
ELECTRICAL & ELECTRONICS - 3.17%
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                165,000      4,583        1.79
Nokia Corp., Class A (American
 Depositary Receipts) (Finland)                                   20,000      1,960         .77
Northern Telecom Ltd. (Canada)                                    33,400      1,559         .61
AUTOMOBILES - 2.81%
Suzuki Motor Corp. (Japan)                                       281,000      3,220        1.26
Bayerische Motoren Werke AG (Germany)                              2,200      1,699
Bayerische Motoren Werke AG (1)                                      660        498         .86
Nissan Motor Co., Ltd. (Japan)                                   570,000      1,760         .69
CHEMICALS - 2.31%
Monsanto Co. (USA)                                                61,400      2,782        1.09
BOC Group PLC (United Kingdom)                                   145,000      2,105         .83
Valspar Corp. (USA)                                               30,000        998         .39
MERCHANDISING - 1.51%
Consolidated Stores Corp. (USA) (1)                              113,700      2,445         .96
Cifra, SA de CV (American Depositary Receipts)
 (Mexico) (1)                                                     60,000        742         .29
Koninklijke Ahold NV (Netherlands)                                19,600        679         .26
LEISURE & TOURISM - 1.46%
Village Roadshow Ltd., Class A,
 5.50% preferred shares (Australia)                              1,078,30     1,553         .61
Mirage Resorts, Inc. (USA) (1)                                    65,000        967         .38
Walt Disney Co. (USA)                                             15,000        483         .19
King World Productions, Inc. (USA) (1)                            17,250        470         .18
Carnival Corp., Class A (USA)                                      7,100        245         .10
RECREATION & OTHER CONSUMER PRODUCTS - 1.30%
EMI Group PLC (United Kingdom)                                   557,000      3,316        1.30
ELECTRONIC INSTRUMENTS - 1.17%
Applied Materials, Inc. (USA) (1)                                 40,000      1,550         .61
ADVANTEST CORP. (Japan)                                           21,600      1,443         .56
MULTI-INDUSTRY - 1.13%
Orkla AS, Class A (Norway)                                        72,000      1,201         .47
Preussag AG (Germany) (1)                                          3,000      1,098         .43
Gambro AB, Class A (formerly Incentive AB) (Sweden)               48,000        587         .23
METALS:  NONFERROUS - 0.99%
Aluminum Co. of America (USA)                                     28,000      2,076         .81
Freeport-McMoRan Copper & Gold Inc.,
 Class B (USA)                                                    35,000        457         .18
ENERGY SOURCES - 0.96%
Fletcher Challenge Energy (New Zealand)                          398,974        840         .33
Woodside Petroleum Ltd. (Australia)                              142,000        720         .28
TOTAL, Class B (American Depositary
 Receipts) (France)                                                9,600        587         .23
Shell Transport and Trading Co., PLC (New York
 Registered) (United  Kingdom)                                     8,500        309         .12
AEROSPACE & MILITARY TECHNOLOGY - 0.87%
Bombardier Inc., Class B (Canada)                                170,000      2,215         .87
MISCELLANEOUS MATERIALS & COMMODITIES - 0.86%
Sealed Air Corp. (USA) (1)                                        50,000      2,206         .86
APPLIANCES & HOUSEHOLD DURABLES - 0.85%
Sony Corp. (Japan)                                                29,600      2,167         .85
INSURANCE - 0.63%
Fairfax Financial Holdings Ltd. (Canada) (1)                       5,000      1,603         .63
FINANCIAL SERVICES - 0.61%
Shohkoh Fund & Co., Ltd. (Japan)                                   3,000        990         .39
Credicorp Ltd. (Peru)                                             50,600        556         .22
ENERGY EQUIPMENT - 0.60%
Schlumberger Ltd. (Netherlands Antilles)                          34,200      1,528         .60
BEVERAGES & TOBACCO - 0.58%
Seagram Co. Ltd. (Canada)                                         25,000        858         .33
Grupo Industrial Emprex-B (Mexico)                               150,000        352         .14
Coca-Cola Amatil Ltd. (Australia)                                 51,820        174         .07
Coca-Cola Beverages PLC (United Kingdom) (1)                      50,728        105         .04
GOLD MINES - 0.57%
Anglogold Ltd. (South Africa)                                     30,000      1,466         .57
REAL ESTATE - 0.54%
Mandamus AB (Sweden) (1) (2)                                     262,600      1,388         .54
INDUSTRIAL COMPONENTS - 0.49%
NGK Spark Plug Co., Ltd. (Japan)                                 135,000      1,248         .49
FOOD & HOUSEHOLD PRODUCTS - 0.37%
Raisio Group PLC (Finland)                                        73,000        946         .37
MACHINERY & ENGINEERING - 0.12%
Kvaerner AS, Class A (Norway)                                     20,600        311         .12
TEXTILES & APPAREL - 0.06%
Nine West Group Inc. (USA) (1)                                    12,900        161         .06
MISCELLANEOUS - 0.24%
Other stocks in initial period of acquisition                                   637         .24
                                                                         ----------------------
TOTAL STOCKS  (cost: $194,792,000)                                          220,208       83.80
                                                                         ----------------------


                                                                 Principa
                                                                  Amount
Short-Term Securities                                              (000)
------------------------------------------------------------------------------------   -------
CORPORATE SHORT-TERM NOTES - 9.64%
Kellogg Co. 4.97-5.30% 12/4-12/17/1998                             3,100      3,094        1.21
Siemens Capital Corp. 5.02% due 1/22/1999                          2,800      2,779        1.09
Electricite de France 5.05% due 2/16/1999                          2,600      2,572        1.01
General Electric Capital Corp. 5.06% due 12/1/1998                 2,500      2,500         .98
Bayer AG 5.17% due 12/8/1998 (3)                                   2,000      1,998         .78
AMERICAN HONDA FINANCE 5.20% due 1/28/1999                         2,000      1,983         .78
KFW International Finance Inc. 5.15% due 12/11/1998                1,700      1,697         .66
HOUSEHOLD FINANCE CORP. 5.03% due 12/2/1998                        1,600      1,600         .63
Coca-Cola Co. 4.85% due 12/22/1998                                 1,600      1,595         .62
BMW US CAPITAL CORP. 5.10% due 12/15/1998                          1,400      1,397         .55
Johnson & Johnson 5.00% due 12/14/1998 (3)                         1,400      1,397         .55
Diageo Capital PLC 5.15% due 12/18/1998 (3)                        1,400      1,396         .55
Pfizer Inc 5.09% due 12/2/1998 (3)                                   600        600         .23
FEDERAL AGENCY DISCOUNT NOTES - 3.57%
Federal Home Loan Banks 5.00% due 1/29/1999                        4,300      4,264        1.67
Fannie Mae 4.92-5.12% due 1/8-3/18/1999                            3,000      2,965        1.16
Freddie Mac 4.95% due 1/25/1999                                    1,900      1,885         .74
                                                                         ---------------------
TOTAL SHORT-TERM SECURITIES (cost: $33,722,000)                              33,722       13.21
                                                                         ---------------------
TOTAL INVESTMENT SECURITIES (cost: $228,514,000)                            253,930       97.01

Excess of cash and receivables over payables                                  1,372         .54
                                                                         ------------------------
NET ASSETS                                                                 $255,302     97.55%
                                                                           ========   ========

(1) Non-income-producing securities.
(2) Valued under procedures established by the Board of Trustees.
(3) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

See Notes to Financial Statements



Stocks appearing in the portfolio
since May 31, 1998

Anglogold
Applied Materials
Astra
AT&T
BankAmerica
Coca-Cola Beverages
Computer Associates International
Deutsche Telekom
Fox Entertainment Group
Fuji Television
Grupo Televisa
Guidant
Koninklijke Ahold
Luxottica Group
Mirage Resorts
News Corp.
NGK Spark Plug
Nippon Telegraph and Telephone
Nissan Motor
PeopleSoft
Preussag
Quantum
Sealed Air
Shell Transport and Trading
Shohkoh Fund
Stet Hellas Telecommunications
Tele-Communications
Telefonaktiebolaget LM Ericsson

Stocks eliminated from the portfolio
since May 31, 1998

Advanced Micro Devices
Chrysler
General Motors
Home Depot
Host Marriott
Inco
Kyocera
Oil Co. LUKoil
Oryx Energy
Rambus
Raytheon
Rio Tinto
Thomson-CSF
Viking Office Products


AMERICAN VARIABLE INSURANCE SERIES GLOBAL SMALL CAPITALIZATION FUND
Investment Portfolio,  NOVEMBER 30, 1998

Where the Fund's Assets Are Invested
                                                                      Percent of
                                                                      Net Assets
                                                                        --------
The Americas                                                               58.02%
Europe                                                                     11.22%
Asia/Pacific                                                                7.54%
Other Countries                                                             1.85%
Cash & Equivalent                                                          21.37%
                                                                          100.00%

Largest Individual Stocks

PMC-Sierra                                                                  2.61%
Sanmina                                                                      2.41
ABR Information Services                                                     2.24
HNC Software                                                                 1.87
Sapient                                                                      1.56
Laurentian Bank of Canada                                                    1.53
Jones Intercable                                                             1.50
Black Box                                                                    1.43
USWeb                                                                        1.39
Flextronics International                                                    1.38


                                                                                   Market   Percent
                                                                       Number of    Value    of Net
STOCKS (common and preferred)                                             Shares    (000)    Assets
---------------------------------------------------------------------   -------- --------  --------
BUSINESS & PUBLIC SERVICES - 14.56%
ABR Information Services, Inc. (USA)(1)                                   95,000  $      1    2.24%
Sapient Corp. (USA)(1)                                                    24,400    1,128       1.56
Black Box Corp. (USA)(1)                                                  29,500    1,036       1.43
USWeb Corp. (USA)(1)                                                      44,000    1,001       1.39
Flextronics International Ltd. (Singapore)(1)                             15,000      998       1.38
Midas, Inc. (USA)                                                         28,700      895       1.24
Protection One, Inc. (USA)(1)                                             62,400      601        .83
Kroll-O'Gara Co. (USA)(1)                                                 18,700      580        .80
Medicis Pharmaceutical Corp., Class A (USA)(1)                             9,200      580        .80
NCO Group, Inc. (USA)(1)                                                  15,100      557        .77
Strayer Education, Inc. (USA)                                             13,500      502        .70
Rhon-Klinikum AG (Germany)                                                 5,000      486        .67
Corporate Services Group PLC (United Kingdom)                            178,750      433        .60
International Container Terminal Services, Inc. (Philippines)(1)       4,500,000      401        .56
Budget Group, Inc., Class A (USA)(1)                                      28,500      356        .49
Renaissance Worldwide Inc. (USA)(1)                                       46,700      333        .46
ARIS Corp. (USA)(1)                                                       20,000      327        .45
Brunel International NV (Netherlands)                                     13,048      252        .35
Fujitsu Support and Service Inc. (Japan)(2)                                1,000       56        .08
ELECTRONIC COMPONENTS - 10.56%
PMC-Sierra, Inc. (USA)(1)                                                 35,000    1,886       2.61
Sanmina Corp. (USA)(1)                                                    35,000    1,743       2.41
Level One Communications, Inc. (USA)(1)                                   30,000      928       1.29
Venture Manufacturing (Singapore) Ltd (Singapore)                        150,000      574
Venture Manufacturing Ltd (Singapore)(2)                                  90,000      344       1.28
Micrel, Inc. (USA)(1)                                                     20,000      811       1.12
NatSteel Electronics Ltd (Singapore)(2)                                  175,000      378        .52
Megachips Corp. (Japan)(1,2)                                              10,000      358        .50
Cymer, Inc. (USA)(1)                                                      14,100      212        .29
Towa Corp. (Japan)                                                         8,500      202        .28
Cicorel Holding AG (Switzerland)(1)                                          700      133        .18
QPL International Holdings Ltd. (Hong Kong -
 Incorporated in Bermuda)                                                664,000       57        .08
MERCHANDISING - 8.00%
Disco SA (ADR) (Argentina)(1)                                             44,250      916       1.27
Rent-Way, Inc. (USA)(1)                                                   30,000      814       1.13
DFS Furniture Co. PLC (United Kingdom)                                   250,000      701        .97
EUROBIKE AG (Germany)                                                     40,000      691        .95
White Cap Industries, Inc. (USA)(1)                                       50,000      663        .92
Migros Turk TAS (Turkey)                                                 650,000      642        .89
Komori Corp. (Japan)                                                      40,000      569        .79
GrandVision SA (France)                                                   20,000      448        .62
Dickson Concepts (International) Ltd. (Hong Kong-
 Incorporated in Bermuda)                                                310,000      334        .46
DATA PROCESSING & REPRODUCTION - 7.61%
HNC Software Inc. (USA)(1)                                                40,900    1,350       1.87
Aspect Development, Inc. (USA)(1)                                         25,000      836       1.16
Platinum Software Corp. (USA)(1)                                          69,300      736       1.02
Macromedia, Inc. (USA)(1)                                                 25,900      724       1.00
National Computer Systems, Inc.                                           20,000      657        .91
Remedy Corp. (USA)(1)                                                     50,000      522        .72
Vantive Corp. (USA)(1)                                                    60,000      510        .71
Edify Corp. (USA)(1)                                                      19,300      159        .22
BROADCASTING & PUBLISHING - 6.93%
Jones Intercable, Inc., Class A (USA)(1)                                  35,000    1,087       1.51
Century Communications Corp., Class A (USA)(1)                            40,000      977       1.35
Westwood One, Inc. (USA)(1)                                               32,100      851       1.18
United Television, Inc. (USA)                                              6,000      660        .91
APN News and Media, Ltd. (Australia)                                     400,000      541        .75
Central European Media Enterprises Ltd., Class A (1)
 (USA - Incorporated in Bermuda)                                          80,000      520        .72
Sondagsavisen A/S (Denmark)                                                7,500      372        .51
LEISURE & TOURISM - 4.34%
Morton's Restaurant Group, Inc. (USA)(1)                                  35,000      696        .96
Navigant International, Inc. (USA)(1)                                    100,000      637        .88
Lions Gate Entertainment Corp. (Canada)(1)                               200,000      620        .86
Imax Corp. (Canada)(1)                                                    20,000      545        .76
Cheesecake Factory Inc. (USA)(1)                                          14,300      372        .52
Hoyts Cinemas Ltd., units (Australia)                                    282,300      262        .36
BANKING - 2.52%
Laurentian Bank of Canada (Canada)                                        63,700    1,107       1.53
Citizens Banking Corp. (USA)                                              22,100      714        .99
FOOD & HOUSEHOLD PRODUCTS - 2.28%
Santa Isabel SA (ADR) (Chile)                                             75,000      642        .89
Grupo Industrial Maseca, SA de CV, Class B (ADR)  (Mexico)                31,300      421        .58
Geest PLC (United Kingdom)                                                45,000      301        .42
Metro-Richelieu Inc., Class A (Canada)                                    24,000      282        .39
RECREATION & OTHER CONSUMER PRODUCTS - 2.21%
Radica Games Ltd. (1)                                                     52,000      812       1.12
Movado Group, Inc. (USA)                                                  30,000      608        .84
Metromedia International Group, Inc. (USA)(1)                             40,000      178        .25
HEALTH & PERSONAL CARE - 1.76%
Aviron (USA)(1)                                                           29,200      628        .87
Pharmacyclics, Inc. (USA)(1)                                              20,000      347        .48
Grupo Casa Autrey, SA de CV (ADR) (Mexico)                                45,000      298        .41
ELECTRONIC INSTRUMENTS - 1.52%
Etec Systems, Inc. (USA)(1)                                               16,600      546        .76
Disco Corp. (Japan)                                                       10,000      283        .39
ASM Pacific Technology Ltd. (Hong Kong)                                  700,000      267        .37
BEVERAGES & TOBACCO - 1.28%
Robert Mondavi Corp., Class A (USA) (1)                                   13,600      498        .69
Quilmes Industrial SA, preferred shares
 (ADR) (Luxembourg)                                                       45,000      425        .59
BUILDING MATERIALS & COMPONENTS - 1.08%
Futuris Corp. Ltd. (Australia)                                           675,000      778       1.08
INSURANCE - 1.02%
LandAmerica Financial Group, Inc. (USA)                                   12,000      736       1.02
MISCELLANEOUS MATERIALS & COMMODITIES - 0.97%
SPARTECH Corp. (USA)                                                      35,000      698        .97
FINANCIAL SERVICES - 0.84%
American Capital Strategies, Ltd. (USA)                                   40,000      610        .84
INDUSTRIAL COMPONENTS - 0.70%
Hayes Lemmerz International, Inc. (USA)(1)                                16,000      504        .70
CHEMICALS - 0.60%
Gurit-Heberlein AG (Switzerland)                                             130      321        .44
Kalon Group PLC (United Kingdom)                                          78,000      117        .16
TELECOMMUNICATIONS - 0.55%
Western Telecom (France)(1)                                               25,000      277        .38
CESKE RADIOKOMUNIKACE AS (GDR) (Czech Republic)(1,2)                       4,200      123        .17
REAL ESTATE - 0.45%
TBI PLC (United Kingdom)                                                 204,100      328        .45
MACHINERY & ENGINEERING - 0.40%
KCI Konecranes International Corp. (Finland)                               6,800      290        .40
ENERGY SOURCES - 0.38%
Premier Oil PLC (United Kingdom)                                         430,000      152        .21
Ramco Energy PLC (United Kingdom)                                         26,400      122        .17
TRANSPORTATION:  SHIPPING - 0.38%
ICB Shipping AB, Class B (Sweden)                                         35,400      274        .38
EQUITY COMMON TRUSTS - 0.32%
Atle AB, Class A (Sweden)                                                 16,800      233        .32
AEROSPACE & MILITARY TECHNOLOGY - 0.16%
Alvis PLC (United Kingdom)                                                38,400      115        .16
MISCELLANEOUS - 4.97%
Other stocks in initial period of acquisition                                         3592      4.97
                                                                                 --------  --------
TOTAL STOCKS (cost: $60,509,000)                                                     56802    76.39
                                                                                 --------  --------


                                                                       Principal   Market   Percent
                                                                          Amount    Value    of Net
SHORT-TERM SECURITIES                                                      (000)    (000)    Assets
---------------------------------------------------------------------   -------- --------  --------
CORPORATE SHORT-TERM NOTES - 19.15%
BP Capital PLC 5.30% due 12/1/98                                       $            1,500       2.08
Canadian Wheat Board 5.02% due 2/19/99                                     1,300    1,285       1.78
BMW U.S. Capital Corp. 5.10% due 12/10/98                                  1,000      999       1.38
E.I. du Pont de Nemours and Co. 5.17% due 12/7/98                          1,000      999       1.38
Reed Elsevier Inc. 5.11% due 12/4/98 (2)                                   1,000      999       1.38
Unilever PLC 5.00% due 12/4/98 (2)                                         1,000      999       1.38
Siemens Corp. 5.02% due 1/22/99                                            1,000      993       1.37
Vermont American Corp. 5.11% due 12/18/98 (2)                                900      898       1.24
Kellogg Co. 5.30% due 12/4/98                                                825      824       1.14
Pfizer Inc. 5.09% due 12/2/98 (2)                                            800      800       1.11
France Telecom 5.15% due 12/14/98                                            800      798       1.11
KFW International Finance Inc. 5.15% due 12/9/98                             700      699        .97
Household Finance Corp. 5.00% due 12/22/98                                   550      548        .76
Diageo Capital PLC 5.15% due 12/18/98 (2)                                    500      499        .69
American Honda Finance Corp. 5.40% 1/13/99                                   500      497        .69
Mobil Australia Finance Co. 5.08% due 2/8/99 (2)                             500      495        .69
FEDERAL AGENCY DISCOUNT NOTES - 4.26%
Federal Home Loan Bank 5.00%-5.04% due 12/4/98-1/29/99                     2,500    2,483       3.44
Freddie Mac 4.95% due 1/25/99                                                600      595        .82
                                                                                 --------  --------
TOTAL SHORT-TERM SECURITIES (cost: $16,911,000)                                    16,910     23.41
                                                                                 --------  --------
TOTAL INVESTMENT SECURITIES (cost: $77,420,000)                                    73,712     99.80

Excess of payables over cash and receivables                                        1,470       2.04
                                                                                 --------  --------
NET ASSETS                                                                        $72,242    97.76%
                                                                                 ========  ========

(1) Non-income-producing securities.
(2) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

Stocks appearing in the portfolio              Stocks eliminated from the portfolio
since November 30, 1998                        since November 30, 1998
American Capital Strategies                    Dr Solomon's Group
Aspect Development                             Four Media
Century Communications                         Hartmarx
CESKE RADOKOMUNIDACE                           Medallion
EUROBIKE                                       Petco Animal Supplies
Fujitsu Support and Service                    Rambus
Futuris
Imax
Megachips
Morton's Restaurant Group
Movado Group
National Computer Systems
NatSteel Electronics
Navigant International
PMC- Sierra
Radica Games
Rent- Way
Rhon-Klinikum
Sanmina
Santa Isabel
Sapient
Venture Manufacturing
Western Telecom
White Cap Industries

GROWTH FUND
Investment Portfolio  November 30, 1998
------------------------------------------------------------

STOCKS                                                           91.99%

CASH &
EQUIVALENTS                                                       8.01%
------------------------------------------------------------

                                                                Percent
                                                                 Of Net
Largest Individual Stocks                                        Assets
------------------------------------------------------------    -------

Time Warner                                                       5.08%
Viacom                                                              4.89
Tele-Communications, Liberty Media Group                            3.05
Cendant                                                             2.89
Texas Instruments                                                   2.72
Disney                                                              2.06
Comcast                                                             1.79
Altera                                                              1.79
King World Productions                                              1.72
USA Networks                                                        1.67


                                                                            Market  Percent
                                                              Number of      Value   of Net
Stocks (common and preferred)                                    Shares      (000)   Assets
--------------------------------------------                    -------    -------  -------
Broadcasting & Publishing - 24.74%
Time Warner Inc.                                               2,702,575   $285,797   5.08%
Viacom Inc., Class B  (1)                                      3,700,000    246,281     4.89
Viacom Inc., Class A  (1)                                        439,200     28,850
Tele-Communications, Inc., Series A, Liberty Media Group  (1   4,255,205    171,538     3.05
Comcast Corp., Class A, special                                2,075,000    100,897     1.79
USA Networks, Inc. (1)                                         2,970,000     93,741     1.67
News Corp. Ltd., preferred  (ADR) (Australia)                  2,102,500     52,957     1.58
News Corp. Ltd. (ADR)                                          1,270,000     35,560
Fox Entertainment Group, Inc., Class A  (1)                    2,750,000     64,969     1.16
CSC Holdings, Inc. (Formerly Cablevision Systems Corp.), Cla   1,500,000     62,062     1.10
Cox Communications, Inc., Class A  (1)                         1,105,600     58,251     1.04
Jones Intercable, Inc., Class A  (1)                           1,525,000     47,370      .84
Tele-Communications, Inc., Series A,  TCI Group  (1)           1,089,078     46,014      .82
BHC Communications, Inc., Class A  (1)                           286,189     31,910      .57
Tele-Communications, Inc., Series A, TCI Ventures Group (1)    1,545,698     30,624      .55
United International Holdings, Inc., Class A  (1)              1,180,000     19,912      .35
Jacor Communications, Inc.  (1)                                  100,000      5,819      .10
Adelphia Communications Corp., Class A  (1)                      135,000      4,717      .08
Chancellor Media Corp., Class A   (1)                            100,000      3,769      .07
Electronic Components - 15.22%
Texas Instruments Inc.                                         2,000,000    152,750     2.72
Altera Corp.  (1)                                              2,050,000    100,578     1.79
Intel Corp.                                                      860,800     92,644     1.65
Microchip Technology Inc.  (1)                                 2,105,000     73,280     1.30
Micron Technology, Inc.  (1)                                   1,696,300     70,078     1.25
SCI Systems, Inc. (1)                                          1,213,326     58,998     1.05
Linear Technology Corp.                                          800,000     56,050     1.00
Quantum Corp.  (1)                                             2,275,000     50,334      .89
ADC Telecommunications, Inc.  (1)                              1,305,900     39,014      .69
Adaptec, Inc.  (1)                                             2,336,000     37,960      .68
Xilinx, Inc.  (1)                                                700,000     35,525      .63
Analog Devices, Inc.  (1)                                      1,366,666     27,931      .50
LSI Logic Corp.  (1)                                           1,000,000     15,500      .28
Newbridge Networks Corp. (Canada) (1)                            460,000     13,455      .24
National Semiconductor Corp.  (1)                                665,000      9,559      .17
Motorola, Inc.                                                   103,400      6,411      .11
Seagate Technology  (1)                                          200,000      5,900      .10
Rogers Corp.  (1)                                                190,800      5,176      .09
Park Electrochemical Corp.                                       250,000      4,797      .08
Business & Public Services - 9.38%
Cendant Corp.  (1)                                             8,564,800    162,731     2.89
Columbia/HCA Healthcare Corp.                                  2,047,500     50,420      .90
Waste Management, Inc. (formerly USA Waste Services, Inc.)     1,070,597     45,902      .82
Federal Express Corp.  (1)                                       700,000     45,413      .81
America Online, Inc.  (1)                                        436,000     38,177      .68
Cambridge Technology Partners (Massachusetts), Inc.  (1)       1,400,000     29,225      .52
Concord EFS, Inc.  (1)                                           850,900     27,069      .48
Universal Health Services, Inc., Class B  (1)                    500,000     26,813      .48
Allied Waste Industries, Inc.  (1)                             1,257,100     25,613      .46
Flextronics International Ltd. (USA - Incorporated in Singap     300,000     19,950      .35
First Data Corp.                                                 500,000     13,344      .24
Avery Dennison Corp.                                             220,000     10,546      .19
Ceridian Corp.  (1)                                              150,000      9,759      .17
Paychex, Inc.                                                    125,000      6,219      .11
Electronic Data Systems Corp.                                    150,000      5,850      .10
TeleTech Holdings, Inc.  (1)                                     640,000      5,840      .10
APAC TeleServices, Inc.  (1)                                     700,000      4,550      .08
Data Processing & Reproduction - 8.42%
Solectron Corp.  (1)                                           1,271,000     84,124     1.50
Oracle Corp.  (1)                                              2,425,000     83,056     1.48
PeopleSoft, Inc.  (1)                                          3,100,000     63,744     1.13
Ascend Communications, Inc.  (1)                                 750,000     42,141      .75
Microsoft Corp.  (1)                                             300,000     36,600      .65
Autodesk, Inc.                                                   859,100     31,250      .56
Silicon Graphics, Inc. (1)                                     2,170,000     26,582      .47
Intuit Inc.  (1)                                                 393,300     22,762      .41
Lexmark International Group, Inc., Class A  (1)                  200,000     15,275      .27
Computer Associates International, Inc.                          320,800     14,195      .25
Vantive Corp.  (1)                                             1,269,156     10,788      .19
Compaq Computer Corp.                                            300,000      9,750      .17
Gateway 2000, Inc.  (1)                                          150,000      8,419      .15
Structural Dynamics Research Corp.  (1)                          475,000      8,283      .15
3Com Corp.  (1)                                                  205,000      7,931      .14
Mentor Graphics Corp.  (1)                                       800,000      6,900      .12
Data General Corp.  (1)                                          100,000      1,813      .03
Leisure & Tourism - 5.58%
Walt Disney Co.                                                3,600,000    115,875     2.06
King World Productions, Inc.  (1)                              3,550,000     96,737     1.72
Carnival Corp.                                                 1,284,800     44,326      .79
Mirage Resorts, Inc.  (1)                                      2,700,000     40,162      .71
MGM Grand, Inc.  (1)                                             650,000     16,697      .30
Insurance - 2.99%
American International Group, Inc.                               800,000     75,200     1.34
EXEL Ltd., Class A (Incorporated in Bermuda)                     635,000     47,704      .85
Transatlantic Holdings, Inc.                                     405,000     30,780      .55
MGIC Investment Corp.                                            320,000     14,060      .25
Health & Personal Care - 2.51%
Sepracor Inc.  (1)                                               300,000     24,900      .44
Guidant Corp.                                                    250,000     21,453      .38
Warner-Lambert Co.                                               244,400     18,452      .33
Gilead Sciences, Inc.  (1)                                       500,000     15,563      .28
Pfizer Inc                                                       100,000     11,163      .20
BioChem Pharma Inc. (Canada) (1)                                 400,000      9,750      .17
SEQUUS Pharmaceuticals, Inc.  (1)                                440,416      8,698      .16
Johnson & Johnson                                                 97,600      7,930      .14
Forest Laboratories, Inc.  (1)                                   160,000      7,460      .13
Novoste Corp.  (1)                                               400,000      6,500      .12
Omnicare, Inc.                                                   150,000      4,294      .08
Guilford Pharmaceuticals, Inc.  (1)                              200,000      2,825      .05
Pharmacia & Upjohn, Inc.                                          36,250      1,887      .03
Chemicals - 2.37%
Monsanto Co.                                                   1,721,200     77,992     1.39
Valspar Corp.                                                    750,000     24,938      .44
Air Products and Chemicals, Inc.                                 450,000     17,156      .31
Praxair, Inc.                                                    200,000      7,638      .13
Engelhard Corp.                                                  284,400      5,492      .10
Banking - 2.23%
Washington Mutual, Inc.                                        1,225,000     47,469      .84
BankBoston Corp.                                                 581,680     24,212      .43
Charter One Financial, Inc.                                      791,824     23,507      .42
Wells Fargo & Co.                                                500,000     18,000      .32
M&T Bank Corp.                                                    25,000     12,463      .22
Telecommunications - 2.23%
AirTouch Communications  (1)                                   1,550,000     88,641     1.58
MCI WorldCom, Inc. (formerly MCI Communications Corp.)  (1)      460,243     27,154      .48
Paging Network, Inc.  (1)                                      1,500,000      9,281      .17
Electronic Instruments - 2.13%
Applied Materials, Inc.  (1)                                   2,041,700     79,116     1.41
Perkin-Elmer Corp.                                               363,900     33,934      .60
Security Dynamics Technologies, Inc. (1)                         250,000      3,812      .07
ANTEC Corp.  (1)                                                 150,000      2,775      .05
Transportation:Airlines - 1.97%
AMR Corp.  (1)                                                   790,000     52,091      .93
Southwest Airlines Co.                                         2,350,675     50,539      .90
Delta Air Lines, Inc.                                            150,000      8,053      .14
Merchandising - 1.95%
Consolidated Stores Corp.  (1)                                 2,152,425     46,277      .82
Limited Inc.                                                     617,700     17,875      .32
Lowe's Companies, Inc.                                           400,000     16,900      .30
Cardinal Health, Inc., Class A                                   222,300     15,255      .27
Circuit City Stores, Inc. - Circuit City Group                   200,000      7,237      .13
Venator Group, Inc. (formerly Woolworth Corp.)  (1)              774,300      6,098      .11
Electrical & Electronics - 1.56%
Telefonaktiebolaget LM Ericsson, Class B (ADR) (Sweden)        1,590,000     43,924      .78
Northern Telecom Ltd. (Canada)                                   390,000     18,208      .32
General Instrument Corp.  (1)                                    600,000     16,875      .30
Nokia Corp., Class A (ADR) (Finland)                              90,000      8,820      .16
Financial Services - 1.37%
Fannie Mae                                                       500,000     36,375      .65
Household International, Inc.                                    700,000     27,388      .49
Capital One Financial Corp.                                      120,000     13,200      .23
Energy Sources - 0.89%
Murphy Oil Corp.                                                 350,000     13,956      .25
Pogo Producing Co.                                             1,124,300     13,070      .23
Enterprise Oil PLC (United Kingdom)                            1,700,000      9,335      .17
Talisman Energy Inc. (Canada) (1)                                400,000      6,961      .12
TOTAL, Class B (ADR) (France)                                    110,000      6,724      .12
Textiles & Apparel - 0.83%
NIKE, Inc., Class B                                            1,000,000     40,000      .71
Nine West Group Inc.  (1)                                        544,500      6,806      .12
Beverages & Tabacco - 0.69%
Philip Morris Companies Inc.                                     555,000     31,045      .55
PepsiCo, Inc.                                                    200,000      7,738      .14
Miscellaneous Materials & Commodities - 0.67%
Sealed Air Corp.  (1)                                            850,000     37,506      .67
Recreation & Other Consumer Products - 0.48%
Hasbro, Inc.                                                     770,700     27,023      .48
Food & Household Products - 0.26%
Keebler Foods Co.  (1)                                           250,000      8,422      .15
Dole Food Co., Inc.                                              200,000      6,325      .11
Energy Equipment - 0.25%
Schlumberger Ltd. (Netherlands Antilles)                         250,000     11,172      .20
Baker Hughes Inc.                                                162,500      2,976      .05
Aerospace & Military Technology - 0.24%
Gulfstream Aerospace Corp.  (1)                                  267,000     13,717      .24
Transportation: Rail & Road - 0.06%
Wisconsin Central Transportation Corp.  (1)                      200,000      3,625      .06
Machinery & Engineering - 0.06%
Thermo Electron Corp.  (1)                                       200,000      3,375      .06
Miscellaneous - 2.91%
Other stocks in intial period of acquisition                                163,859     2.91
                                                                           -------  -------
TOTAL STOCKS (cost: $3,548,234,000)                                       5,172,758    91.99
                                                                           -------  -------

                                                              Principal
                                                                Amount
Short-Term Securities                                             (000)

CORPORATE SHORT - TERM NOTES - 8.14%
A.I. Credit Corp. 5.00%-5.14% due 12/9/1998-1/6/1999             $64,900     64,648     1.15
Lucent Technologies Inc. 5.05%-5.17%
 due 12/4-12/10/1998                                              52,605     52,559      .94
E.I. du Pont de Nemours and Co. 5.23%-5.28%
 due 1/13-1/20/1999                                               50,000     49,662      .88
Johnson & Johnson 5.08% due 1/21/1999                             50,000     49,635      .88
Ford Motor Credit Co. 5.04% due 1/8/1999                          40,000     39,777      .71
PACCAR Financial Corp. 4.99%-5.12%
 due 12/3/1998-2/22/1999                                          29,500     29,320      .52
General Electric Capital Corp. 5.00% due 2/1/1999                 27,500     27,246      .48
PepsiCo. Inc. 5.03%-5.05% due 1/7-1/12/1999                       26,000     25,858      .46
H.J. Heinz Co. 5.05%-5.18% due 1/7-1/25/1999                      25,875     25,708      .46
National Rural Utilities Cooperative Finance Corp. 5.00%
 due 1/11/1999                                                    22,600     22,460      .40
General Motors Acceptance Corp. 5.11%-5.19%
 due 12/7/1998-1/4/1999                                           19,400     19,359      .34
BellSouth Telecommunications, Inc. 4.95%-5.00%
 due 1/27-2/4/1999                                                16,340     16,200      .29
Associates Corp. of North America 5.06% due 1/11/1999             15,000     14,906      .27
Household Finance Corp. 5.05% due 1/14/1999                       15,000     14,901      .26
Associates First Capital Corp. 5.34% due 12/2/1998                 5,500      5,498      .10
FEDERAL AGENCY DISCOUNT NOTES - 0.37%
Fannie Mae 4.92% due 3/18/1999                                    13,000     12,807      .23
Freddie Mac 5.07%-5.21% due 12/3/1998-2/11/1999                    8,151      8,078      .14
                                                                           -------  -------
TOTAL SHORT-TERM SECURITIES (cost: $478,657,000)                            478,622     8.51
                                                                           -------  -------
TOTAL INVESTMENT SECURITIES (cost:  $4,026,891,000)                       5,651,380   100.50
Excess of payables over cash and receivables                                 28,272      .50
                                                                           -------  -------
NET ASSETS                                                               $5,623,108 100.00%
                                                                           =======  =======
(1) Non-income-producing securities.


ADR = American Depositary Receipts
See notes to Financial Statements



Stocks appearing in the portfolio
 since May 31, 1998
American International
Applied Materials
Compaq Computer
Computer Associates International
Fox Entertainment
Gateway 2000
General Instrument
Gilead Sciences
Keebler Foods
MGIC Investment
Northern Telecom
Paging Network
PeopleSoft
Praxair
Sealed Air
TeleTech Holdings
WorldCom





Stocks eliminated from the portfolio
 since May 31, 1998
Aetna
Avon Products
Barnes & Noble
Bay Networks
Boise Cascade Office Products
Coram Healthcare
Digital Equipment
Dura Pharmaceuticals
Ecolab
Harrah's Entertainment
Host Marriott
KLA-Tencor
LCI International
Midway Games
Mycogen
Netscape Communications
NextLevel Systems
Oryx Energy
Payless ShoeSource
Rambus
Security Capital
Sequent Computer Systems
Shared Medical Systems
Spiegel
Stone & Webster
Transocean Offshore
Union Texas Petroleum Holdings
Western Atlas
Western Digital

AMERICAN VARIABLE INSURANCE SERIES INTERNATIONAL FUND
Investment Portfolio,  November 30, 1998

Where the Fund's Assets Are Invested
                                                                    Percent of
                                                                    Net Assets
                                                                    -----------
EUROPE                                                                   66.76%
ASIA/PACIFIC                                                             16.75%
THE AMERICAS                                                              8.17%
OTHER COUNTRIES                                                           2.19%
CASH AND EQUIVALENTS                                                      6.13%
TOTAL                                                                    100.0%


Largest Individual Stocks

Telefonica                                                                4.48%
Nokia                                                                      3.43
Telefonaktiebolaget LM Ericsson                                            2.72
TELECEL - Comunicacoes Pessoais                                            2.32
Deutsche Telekom                                                           2.24
Olivetti                                                                   2.17
Koninklijke Philips Electronics                                            2.02
Novartis                                                                   2.02
Bayerische Motoren Werke                                                   1.76
Rentokil Initial                                                           1.76


                                                                                   Market    Percent
                                                                     Number of      Value     of Net
Stocks (common and preferred)                                           Shares      (000)     Assets
-----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 21.76%
Telefonica, SA (Spain)                                                2,077,636     97,652
Telefonica, SA (ADR)                                                    172,363     24,023     4.48%
TELECEL - Comunicacoes Pessoais, SA (Portugal)                          322,835     63,134       2.32
Deutsche Telekom AG (Germany)                                         2,167,400     60,812       2.24
Orange PLC (United Kingdom) (1)                                       4,440,000     45,394       1.67
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                   882,000     41,068       1.51
Telecom Italia SpA, nonconvertible savings (Italy)                    5,754,265     35,673
Telecom Italia SpA                                                      345,000      2,793       1.41
Mannesmann AG (Germany)                                                 350,000     37,857       1.39
Koninklijke PTT Nederland NV (Netherlands)                              634,000     27,348       1.01
France Telecom, SA (France)                                             365,000     25,341        .93
Telecom Italia Mobile SpA (Italy)                                     2,000,000     13,144
Telecom Italia Mobile SpA savings                                     1,312,800      5,554        .69
Cable & Wireless Communications PLC (United Kingdom) (1)              1,900,000     16,950        .62
Telefonica de Argentina SA, Class B (ADR) (Argentina)                   417,000     13,500        .50
Philippine Long Distance Telephone Co. (Philippines)                    205,000      5,380
Philippine Long Distance Telephone Co. (ADR)                            154,000      4,033        .48
Philippine Long Distance Telephone Co., convertible preferred (GDR)      80,000      3,780
China Telecom (Hong Kong) Ltd. (ADR) (People's Republic of China) (1    314,600     12,446        .46
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                    425,300      9,862        .36
DDI Corp. (Japan)                                                         2,600      8,451        .31
Hong Kong Telecommunications Ltd. (Hong Kong)                         4,000,000      7,647        .28
Bayan Telecommunications Holdings Corp.,                                150,000      7,500
convertible preferred (Philippines) (1,2,3)
Bayan Telecommunications Holdings Corp. (1,2,3)                          57,209        146        .28
NTT Mobile Communications Network, Inc. (Japan) (1)                         163      6,225        .23
Panafon Hellenic Telecommunications Co., SA (Greece) (1,3)              300,400      5,385        .20
SK Telecom Co., Ltd. (South Korea)                                        5,017      3,506        .13
Telstra Corp. Ltd. (Australia) (1)                                      700,000      3,105        .11
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp. (Indone  1,600,000      2,314
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp. (ADR)       40,000        560        .11
Videsh Sanchar Nigam Ltd. (GDR) (India)                                 108,600      1,110        .04
BROADCASTING & PUBLISHING - 8.86%
Mediaset SpA (Italy) (1)                                              4,000,000     28,358
Mediaset SpA                                                          1,967,000     13,945       1.56
CANAL+ (France)                                                         124,418     28,582       1.05
Societe Europeenne des Satellites, Class A (FDR) (Luxembourg) (1)       143,000     22,176        .82
FLEXTECH PLC (United Kingdom) (1)                                     2,250,000     21,575        .79
News Corp. Ltd. (ADR) (Australia)                                       362,000     10,136
News Corp. Ltd., preferred (United Kingdom)                             793,719      4,973        .72
News Corp. Ltd., preferred (ADR)                                        181,000      4,559
ProSieben Media AG (Germany)                                            400,000     19,169        .71
Metropole Television (France)                                           106,000     17,439        .64
Fuji Television (Japan)                                                   3,733     14,864        .55
Television Francaise 1 SA (France)                                       80,000     13,991        .51
Grupo Televisa, SA (ADR) (Mexico) (1)                                   321,100      8,168        .30
Nippon Television Network Corp. (Japan)                                  21,000      6,672        .25
Television Broadcasts Ltd. (Hong Kong)                                2,259,300      5,836        .21
Modern Times Group MTG AB, Class B (ADR) (Sweden) (1)                    61,000      3,923
Modern Times Group MTG AB, Class A (1)                                  101,600      1,286        .19
Seven Network Ltd. (Australia)                                        1,531,083      5,084        .19
TV Azteca, SA de CV (ADR) (Mexico)                                      463,900      3,479        .13
Hachette Filipacchi Medias (France)                                      14,909      3,132        .12
Primedia Ltd. units (South Africa)                                      391,631      1,094
Primedia Ltd. units, Class N                                            167,842        389        .05
SOFTBANK CORP. (Japan)                                                   24,900      1,437        .05
Publishing & Broadcasting Ltd. (Australia)                              150,000        651        .02
ELECTRICAL & ELECTRONICS - 7.95%
Nokia Corp., Class A (Finland)                                          652,000     63,853
Nokia Corp., Class K                                                    300,000     29,380       3.43
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                     2,269,200     63,022
Telefonaktiebolaget LM Ericsson, Class B (ADR)                          400,000     11,050       2.72
Siemens AG (Germany)                                                    350,000     24,344        .90
Northern Telecom Ltd. (Canada)                                          460,000     21,476        .79
Premier Farnell PLC (United Kingdom)                                  1,000,000      2,968        .11
BUSINESS & PUBLIC SERVICES - 6.90%
Rentokil Initial PLC (formerly Rentokil Group PLC) (United Kingdom)   7,144,100     47,728       1.76
Vivendi, SA (France)                                                    166,934     37,733       1.39
Suez Lyonnaise des Eaux (France)                                        145,000     28,621       1.05
Brambles Industries Ltd. (Australia)                                    925,682     22,621        .83
TNT Post Groep (Netherlands)                                            634,000     15,944        .59
Aegis Group PLC (United Kingdom)                                      7,350,000     10,878        .40
Thames Water PLC (United Kingdom)                                       435,416      8,602        .32
Reuters Holdings PLC (United Kingdom)                                   776,533      7,497        .27
United Utilities PLC (United Kingdom)                                   320,424      4,671        .17
Zhejiang Expressway Co. Ltd., Class H (People's Republic of China)   17,262,000      3,233        .12
Sasani Ltd. (South Africa)                                            1,229,528         50        .00
FOOD & HOUSEHOLD PRODUCTS - 4.92%
Nestle SA (Switzerland)                                                  20,936     43,470       1.60
Raisio Group PLC (Finland)                                            2,319,300     30,045       1.10
Cadbury Schweppes PLC (United Kingdom)                                1,500,000     22,675        .83
Reckitt & Colman PLC (United Kingdom)                                 1,076,375     15,122        .56
Groupe Danone (France)                                                   50,987     14,877        .55
Kerry Group PLC, Class A (United Kingdom)                               560,000      7,572        .28
MERCHANDISING - 4.03%
Dixons Group PLC (United Kingdom)                                     3,850,000     46,520       1.71
Carrefour SA (France)                                                    39,000     27,591       1.02
Koninklijke Ahold NV (Netherlands)                                      437,436     15,164        .56
Cifra, SA de CV, Class C (Mexico) (1)                                 6,000,000      7,336
Cifra, SA de CV, Class V (1)                                          3,397,506      4,195        .42
Kingfisher PLC (United Kingdom)                                         553,798      5,278        .19
Coles Myer Ltd. (Australia)                                             660,436      3,413        .13
HEALTH & PERSONAL CARE - 3.67%
Novartis AG (Switzerland)                                                29,324     55,007       2.02
AB Astra, Class A (Sweden)                                            1,333,333     24,414        .90
Zeneca Group PLC (United Kingdom)                                       418,200     17,344        .64
SmithKline Beecham PLC (ADR) (United Kingdom)                            50,000      3,047        .11
BANKING - 3.58%
Safra Republic Holdings SA (Luxembourg)                                 468,000     22,464        .83
Bank of Nova Scotia (Canada)                                            975,000     21,393        .79
Westpac Banking Corp. (Australia)                                     2,349,948     15,635        .57
Royal Bank of Scotland Group PLC (United Kingdom)                       650,000      9,797        .36
ForeningsSparbanken AB, Class A (Sweden)                                310,000      8,686        .32
Bank of Scotland (United Kingdom)                                       707,000      7,858        .29
Sakura Bank, Ltd. (Japan)                                             1,720,000      4,389        .16
Commonwealth Bank of Australia (Australia)                              304,105      4,182        .15
Fuji Bank, Ltd. (Japan)                                                 470,000      1,860        .07
Standard Chartered Bank (United Kingdom)                                100,000      1,062        .04
DATA PROCESSING & REPRODUCTION - 3.30%
Olivetti SpA (Italy) (1)                                             20,602,400     54,072
Olivetti SpA, warrants, expire 2002 (1)                               2,490,400      5,058       2.17
Dassault Systemes SA (France)                                           466,000     18,183        .67
Fujitsu Ltd. (Japan)                                                  1,070,000     12,364        .46
APPLIANCES & HOUSEHOLD DURABLES - 3.07%
Koninklijke Philips Electronics NV (formerly                            870,000     55,040       2.02
Philips Electronics NV) (Netherlands)
Sony Corp. (Japan)                                                      340,000     24,894        .92
Samsung Electronics Co., Ltd. (South Korea)                              65,000      3,477        .13
ELECTRONIC COMPONENTS - 2.82%
Rohm Co., Ltd. (Japan)                                                  340,000     28,734       1.06
Hoya Corp. (Japan)                                                      475,000     19,956        .73
Murata Manufacturing Co., Ltd. (Japan)                                  455,000     17,821        .66
Hirose Electric Co., Ltd. (Japan)                                       111,000      7,441        .27
LG Semicon Co., Ltd. (South Korea) (1)                                  239,820      2,697        .10
AUTOMOBILES - 2.72%
Bayerische Motoren Werke AG (Germany)                                    48,000     37,064
Bayerische Motoren Werke AG (1)                                          14,400     10,865       1.76
Suzuki Motor Corp. (Japan)                                            1,700,000     19,478        .72
Mazda Motor Corp. (Japan) (1)                                         1,535,000      5,925        .22
Honda Motor Co., Ltd. (Japan)                                            14,000        503        .02
BEVERAGES & TOBACCO - 2.24%
South African Breweries Ltd. (South Africa)                           1,416,686     23,977        .88
Coca-Cola Beverages PLC (United Kingdom) (1)                          6,505,950     13,518
Coca-Cola Amatil Ltd. (Australia)                                     2,408,093      8,068        .80
Panamerican Beverages, Inc., Class A (Multinational-Incorporated in     486,000     11,208        .41
San Miguel Corp., Class B (Philippines)                               2,357,000      4,144        .15
MULTI-INDUSTRY - 2.15%
Orkla AS, Class A (Norway)                                            1,835,700     30,636       1.13
Lend Lease Corp. Ltd. (Australia)                                       452,616     11,016        .41
Siebe PLC (United Kingdom)                                            3,060,000     10,988        .40
Benpres Holdings Corp. (GDR) (Philippines) (1)                        2,156,000      5,821        .21
FINANCIAL SERVICES - 1.64%
Shohkoh Fund & Co., Ltd. (Japan)                                        109,000     35,961       1.32
Credicorp Ltd. (Peru)                                                   792,000      8,712        .32
ENERGY SOURCES - 1.41%
Broken Hill Proprietary Co. Ltd. (Australia)                          2,078,038     16,469        .61
Imperial Oil Ltd. (Canada)                                              330,000      5,981        .22
Elf Aquitaine (France)                                                   40,000      4,985        .18
TOTAL, Class B (ADR) (France)                                            75,000      4,584        .17
"Shell" Transport and Trading Co., PLC (New York Registered) (United     90,000      3,268        .12
Woodside Petroleum Ltd. (Australia)                                     600,000      3,045        .11
AEROSPACE & MILITARY TECHNOLOGY - 1.34%
Bombardier Inc., Class B (Canada)                                     2,787,800     36,320       1.34
BUILDING MATERIALS & COMPONENTS - 1.27%
Holderbank Financiere Glaris Ltd. (Switzerland)                          15,000     17,355        .64
Cemex, SA de CV (Mexico)                                              4,769,224     11,567
Cemex, SA de CV, Class A                                              2,321,450      5,584        .63
RECREATION & OTHER CONSUMER PRODUCTS - 1.24%
EMI Group PLC (United Kingdom)                                        3,800,000     22,621        .83
Nintendo Co., Ltd. (Japan)                                               50,000      4,636        .17
Sony Music Entertainment (Japan) Inc. (Japan)                            90,000      3,964        .15
Square Co., Ltd. (Japan)                                                125,000      2,580        .09
CHEMICALS - 0.89%
Bayer AG (Germany)                                                      590,000     24,205        .89
METALS:  NONFERROUS - 0.79%
Alcan Aluminium Ltd. (Canada)                                           310,000      8,254        .30
WMC Ltd. (Australia)                                                  1,928,134      6,063        .22
Pechiney, Class A (France)                                               90,000      2,996        .11
Inco Ltd. (Canada)                                                      180,000      2,081        .08
Teck Corp., Class B (Canada)                                            300,000      2,028        .08
FOREST PRODUCTS & PAPER - 0.77%
UPM-Kymmene Corp. (Finland)                                             795,000     20,813        .77
INSURANCE - 0.76%
Royal & Sun Alliance Insurance Group PLC (United Kingdom)             1,786,407     14,906        .55
ING Groep NV (Netherlands)                                              100,000      5,725        .21
GOLD MINES & PAPER - 0.49%
Anglogold Ltd. (South Africa)                                           275,000     13,436        .49
UTILITIES:  ELECTRIC & GAS - 0.42%
Cia. Paranaense de Energia-COPEL, Class B, preferred nominative (Bra480,373,000      4,619
Cia. Paranaense de Energia-COPEL, ordinary nominative               328,207,800      2,104        .25
Scottish Power PLC (United Kingdom)                                     350,000      3,723        .14
Cia. Energetica de Minas Gerais - CEMIG (Brazil)                     43,678,798        673        .02
Centrais Geradoras do Sul do Brasil SA - GERASUL,                        53,800        350        .01
Class B, preferred nominative (ADR) (Brazil) (1)
MACHINERY & ENGINEERING - 0.34%
Valmet Corp. (Finland)                                                  600,000      8,145        .30
Kvaerner AS, Class A (Norway)                                            80,000      1,207        .04
CONSTRUCTION & HOUSING - 0.30%
YTL Corp. Bhd. (Malaysia) (3)                                        10,000,000      8,032        .30
ELECTRONIC INSTRUMENTS - 0.29%
ADVANTEST CORP. (Japan)                                                 118,400      7,909        .29
INDUSTRIAL COMPONENTS - 0.23%
Bridgestone Corp. (Japan)                                               175,000      4,096        .15
Minebea Co., Ltd. (Japan)                                               200,000      2,150        .08
REAL ESTATE - 0.22%
Cheung Kong (Holdings) Ltd. (Hong Kong)                                 500,000      3,600        .13
Mitsui Fudosan Co., Ltd. (Japan)                                        159,000      1,220        .05
Kerry Properties Ltd. (Hong Kong - Incorporated In Bermuda)           1,411,000      1,139        .04
LEISURE & TOURISM - 0.20%
Mandarin Oriental International Ltd. (Singapore)                      6,911,218      5,460        .20
TRANSPORTATION: SHIPPING - 0.18%
Stolt-Nielsen SA, Class B (ADR) (Multinational)                         327,000      3,924        .14
Nippon Yusen KK (Japan)                                                 353,000      1,076        .04
ENERGY EQUIPMENT - 0.16%
Petroleum Geo-Services ASA (ADR) (Norway) (1)                           311,600      4,382        .16
MISCELLANEOUS MATERIALS & COMMODITIES - 0.15%
English China Clays PLC (United Kingdom)                              1,583,750      4,100        .15
MISCELLANEOUS -- 2.32%
Other stocks in initial period of acquisition                                       63,143       2.32
                                                                               ----------------------
TOTAL STOCKS (cost: $1,924,615,000)                                              2,538,817      93.38
                                                                               ----------------------

                                                                     Principal
                                                                        Amount
Convertible Debentures                                                   (000)
----------------------------------------------------------------------------------------------------
BROADCASTING & PUBLISHING - 0.29%
United News & Media PLC 6.125% 2003                                   GBP4,500       7,708        .29
ELECTRONIC COMPONENTS - 0.11%
Acer Peripherals Inc. 1.25% 2006 (2)                                    $2,680       2,948        .11
ENERGY SOURCES - 0.03%
Zhenhai Refining & Chemical Co. Ltd. 3.00% 2003 (2)                         950        817        .03
MISCELLANEOUS -- 0.06%
Other equities in initial period of acquisition                                      1,682        .06
                                                                               ----------------------
TOTAL CONVERTIBLE DEBENTURES (cost: $12,793,000)                                    13,155        .49
                                                                               ----------------------
TOTAL EQUITY-TYPE SECURITIES (cost: $1,937,408,000)                              2,551,972      93.87
                                                                               ----------------------


                                                                     Principal     Market    Percent
                                                                        Amount      Value     of Net
Short-Term Securities                                                    (000)      (000)     Assets
-----------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES - 6.34%
British Gas Capital Inc. 5.25% due 1/4/1999                              24,100     23,977        .88
General Electric Capital Corp. 5.45% due 12/1/1998                       17,700     17,697        .65
Shell Finance (UK) PLC 5.12% due 2/2/1999                                16,700     16,548        .61
Siemens Capital Corp. 5.18% due 1/20/1999                                15,100     14,992        .55
Export Development Corp. 5.02% due 1/28/1999                             15,000     14,874        .55
Electricite de France 5.12% due 2/16/1999                                14,900     14,736        .54
Rio Tinto America, Inc. 5.15% due 1/8/1999 (2)                           14,000     13,922        .51
Unilever NV 5.00% due 12/4/1998 (2)                                      13,000     12,993        .48
Diageo Capital PLC 5.07% due 12/11/1998 (2)                              12,000     11,982        .44
Nestle Capital Corp. 5.00% due 1/27/1999                                 11,300     11,207        .41
International Lease Finance Corp. 5.19% due 1/14/1999                    10,000      9,935        .37
General Motors Acceptance Corp. 5.17% due 1/4/1999                        9,700      9,651        .35
NON-U.S. CURRENCY - 0.09%
New Taiwanese Dollar                                                 NT$77,697       2,399        .09
                                                                               ----------------------
TOTAL SHORT-TERM SECURITIES (cost: $174,774,000)                                   174,913       6.43
                                                                               ----------------------
TOTAL INVESTMENT SECURITIES (cost: $2,112,182,000)                               2,726,885     100.30

Excess of payables over cash and receivables                                         8,172        .30
                                                                               ------------------------
NET ASSETS                                                                     $2,718,713    100.00%
                                                                                 ========   ========


(1) Non-income-producing securities.

(2) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

(3) Valued under procedures established by the Board of Trustees.



ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
GDR = Global Depositary Receipts
See Notes to Financial Statements




Stocks appearing in the portfolio
since May 31, 1998

ADVANTEST
Anglogold
Bayer
Broken Hill Proprietary
Centrais Geradoras do Sul do Brasil - GERASUL
DDI
Fuji Television
NTT Mobile Communications Network
Panafon Hellenic Telecommunications
Siemens
Societe Europeenne des Satellites
Telstra
TNT POST


Stocks eliminated from the portfolio
since May 31, 1998

Amway Japan
Australia and New Zealand Banking
Ayala Land
Bank of Montreal
BOC Group
Centrais Eletricas Brasileiras SA - ELETROBRAS
CESP - Cia. Energetica de Sao Paulo
China Southern Airlines
Christiania Bank
Cia. Cervejaria Brahma
Cie. Generale des Etablissements Michelin
Deutsche Bank
Grupo Financiero Banamex Accival
Havas
Hellenic Bottling
Hongkong Electric Holdings
Hutchison Whampoa
Hyundai Electronics Industries
Imasco
Incentive
Kawasaki Heavy Industries
Kyocera
LG Electronics-LG Semiconductors
Mandamus
Oil Co. LUKoil
Pathe
RAO Gazprom
SGL Carbon
Societe Centrale des Assurances Generales de France
Springer (Axel) Verlag
Swire Pacific
Telecomunicacoes Brasileiras
Tesco
Toronto-Dominion Bank
Unidanmark


American Variable Insurance Series
GROWTH-INCOME FUND
Investment Portfolio - November 30, 1998
Equity Securities                                                          88.76%
Cash & Equivalents                                                         11.24%



                                                                          Percent
                                                                           of Net
Largest Individual Stocks                                                  Assets
Oracle                                                                      1.71%
Texas Instruments                                                             1.58
Monsanto                                                                      1.45
Viacom                                                                        1.31
First Union                                                                   1.28
Wells Fargo                                                                   1.24
Time Warner                                                                   1.15
York International                                                            1.10
Warner-Lambert                                                                1.04
3Com                                                                          1.01

                                                                                       Market    Percent
                                                                       Number of        Value     of Net
Stocks (common and preferred)                                              Shares       (000)     Assets

Data Processing & Reproduction - 7.13%
Oracle Corp. (1)                                                        3,622,700    $124,077      1.71%
3Com Corp. (1)                                                          1,900,000      73,506        1.01
Xerox Corp.                                                               609,400      65,510         .90
Microsoft Corp. (1)                                                       500,000      61,000         .84
Computer Associates International, Inc.                                 1,000,000      44,250         .61
Hewlett-Packard Co.                                                       500,000      31,375         .43
Silicon Graphics, Inc. (1)                                              2,424,300      29,698         .41
Adobe Systems Inc.                                                        600,000      26,850         .37
International Business Machines Corp.                                     135,400      22,341         .31
Cisco Systems, Inc.   (1)                                                 200,000      15,075         .21
Compaq Computer Corp.                                                     400,000      13,000         .18
Gateway 2000, Inc.   (1)                                                  200,000      11,225         .15
Health & Personal Care - 6.99%
Warner-Lambert Co.                                                      1,000,000      75,500        1.04
Schering-Plough Corp.                                                     600,000      63,825         .88
Glaxo Wellcome PLC (ADR) (United Kingdom)                                 950,000      60,325         .83
Guidant Corp.                                                             600,000      51,487         .71
Astra AB, Class A (ADR) (Sweden)                                        2,600,000      48,100         .66
Pfizer Inc                                                                400,000      44,650         .61
Kimberly-Clark Corp.                                                      740,000      38,942         .54
Merck & Co., Inc.                                                         250,000      38,719         .53
Bristol-Myers Squibb Co.                                                  275,000      33,705         .46
Avon Products, Inc.                                                       800,000      32,500         .45
Johnson & Johnson                                                         250,000      20,313         .28
Banking - 6.37%
First Union Corp.                                                       1,530,000      92,947        1.28
Wells Fargo & Co.                                                       2,497,000      89,892        1.24
BankAmerica Corp.                                                         856,537      55,835         .77
Washington Mutual Savings Bank                                          1,200,000      46,500         .64
Marshall & Ilsley Corp.                                                   599,800      30,552         .42
Bank of New York Co., Inc.                                                800,000      27,400         .37
Chase Manhattan Corp.                                                     400,000      25,375         .35
KeyCorp                                                                   800,000      24,550         .33
SunTrust Banks, Inc.                                                      280,000      19,547         .27
J.P. Morgan & Co. Inc.                                                    150,000      16,031         .22
Huntington Bancshares Inc.                                                459,679      13,618         .19
BANK ONE CORP.                                                            183,012       9,391         .13
Bank of Tokyo - Mitsubishi, Ltd. (ADR) (Japan)                            600,000       6,337         .09
Sakura Bank, Ltd. (ADR) (Japan)                                           200,000       5,000         .07
Broadcasting & Publishing - 6.26%
Viacom Inc., Class B (1)                                                1,425,000      94,851        1.31
Time Warner Inc.                                                          792,000      83,754        1.15
Tele-Communications, Inc., Series A, Liberty Media Group (1)            1,285,937      51,839         .71
Harte-Hanks Communications, Inc.                                        1,845,600      43,602         .60
News Corp. Ltd. (ADR) (Australia)                                       1,100,000      30,800
News Corp. Ltd., preferred (ADR)                                          400,000      10,075         .56
Houston Industries Inc. 7.00% ACES convertible preferred 2000             350,000      32,200         .44
Media General, Inc., Class A                                              636,100      30,175         .42
Gannett Co., Inc.                                                         385,400      24,882         .34
E.W. Scripps Co., Class A                                                 372,800      19,176         .26
Comcast Corp., Class A, special stock                                     350,000      17,019         .24
Fox Entertainment Group, Inc., Class A   (1)                              700,000      16,537         .23
Chemicals - 5.60%
Monsanto Co.                                                            2,325,000     105,352        1.45
Morton International, Inc.                                              2,200,000      64,763         .89
International Flavors & Fragrances Inc.                                 1,100,000      46,063         .63
Praxair, Inc.                                                           1,094,100      41,781         .58
Millennium Chemicals Inc.                                               1,641,600      39,193         .54
E.I. du Pont de Nemours and Co.                                           600,000      35,250         .49
Mallinckrodt Inc.                                                         770,000      24,881         .34
Dow Chemical Co.                                                          180,000      17,528         .24
PPG Industries, Inc.                                                      250,000      15,297         .21
Witco Corp.                                                               500,000       9,531         .13
Air Products and Chemicals, Inc.                                          200,000       7,625         .10
Energy Sources - 5.59%
Ultramar Diamond Shamrock Corp.                                         2,780,400      71,595         .99
Valero Energy Corp. (2)                                                 2,809,000      58,989         .81
Atlantic Richfield Co.                                                    750,000      49,875         .69
Conoco Inc., Class A   (1)                                              1,374,000      32,547         .45
Noble Affiliates, Inc.                                                  1,160,000      29,362         .40
Pennzoil Co.                                                              780,900      28,991         .40
Amoco Corp.                                                               450,000      26,522         .36
Texaco Inc.                                                               350,000      20,147         .28
Murphy Oil Corp.                                                          463,200      18,470         .25
Kerr-McGee Corp.                                                          450,000      17,775         .24
Oryx Energy Co. (1)                                                     1,250,000      17,266         .24
Pioneer Natural Resources Co.                                             930,700      12,332         .17
Ashland Inc.                                                              250,000      12,156         .17
Phillips Petroleum Co.                                                    250,000      10,500         .14
Merchandising - 4.38%
American Stores Co.                                                     1,750,000      58,734         .81
J.C. Penney Co., Inc.                                                   1,050,000      57,750         .79
Circuit City Stores, Inc. - Circuit City Group                          1,425,000      51,567         .71
Albertson's, Inc.                                                         818,700      46,717         .64
Federated Department Stores, Inc. (1)                                     700,000      29,181         .40
Limited Inc.                                                              900,000      26,044         .36
AutoZone, Inc. (1)                                                        750,000      22,594         .31
Lowe's Companies, Inc.                                                    300,000      12,675         .17
Circuit City Stores, Inc. - CarMax Group (1)                            1,300,000       6,987         .10
Venator Group, Inc. (formerly Woolworth Corp.)   (1)                      798,600       6,289         .09
Business & Public Services - 4.28%
Cendant Corp.   (1)                                                     2,800,000      53,200         .73
Electronic Data Systems Corp.                                           1,349,500      52,631         .73
Browning-Ferris Industries, Inc.                                        1,656,100                     .67
IKON Office Solutions, Inc.                                             4,050,000      39,488         .54
Hertz Corp., Class A                                                      991,800      36,449         .50
Waste Management, Inc.                                                    725,000      31,084         .43
Alexander & Baldwin, Inc.                                               1,020,000      23,460         .32
Pitney Bowes Inc.                                                         350,000      19,600         .27
Avery Dennison Corp.                                                      127,500       6,112         .09
Telecommunications- 4.09%
Ameritech Corp.                                                         1,161,800      62,882         .87
AT&T Corp.                                                              1,000,000      62,312         .86
GTE Corp.                                                                 739,900      45,874         .63
AirTouch Communications (1)                                               755,000      43,176         .59
Telefonica, SA (ADR) (Spain)                                              218,181      30,409         .42
MCI Communications Corp. (1)                                              435,365      25,686         .35
U S WEST Communications, Inc.                                             275,000      17,119         .24
SBC Communications Inc.                                                   200,000       9,588         .13
Forest Products & Paper - 3.89%
Bowater Inc.                                                            1,495,000      59,052         .81
Weyerhaeuser Co.                                                          950,000      47,619         .66
Fort James Corp.                                                        1,169,499      45,757         .63
Union Camp Corp.                                                          600,000      38,812         .53
Georgia-Pacific Corp., Georgia-Pacific Group                              448,300      25,441
Georgia-Pacific Corp., Timber Group                                       300,000       6,900         .45
Sonoco Products Co.                                                       800,000      23,950         .33
International Paper Co.                                                   450,000      19,547         .27
Chesapeake Energy Corp.                                                   192,600       6,681         .09
Westvaco Corp.                                                            187,500       5,273         .07
Louisiana-Pacific Corp.                                                   200,000       3,400         .05
Electronic Components - 3.54%
Texas Instruments Inc.                                                  1,500,000     114,562        1.58
Intel Corp.                                                               500,000      53,813         .74
AMP Inc.                                                                  632,381      30,591         .42
Corning Inc.                                                              679,500      27,265         .38
Micron Technology, Inc. (1)                                               300,000      12,394         .17
SCI Systems, Inc. (1)                                                     200,000       9,725         .13
Quantum Corp. (1)                                                         400,000       8,850         .12
Beverages & Tobacco - 3.35%
Philip Morris Companies Inc.                                            1,305,000      72,998        1.00
RJR Nabisco Holdings Corp.                                              1,800,000      51,863         .71
Seagram Co. Ltd. (Canada)                                               1,300,000      44,606         .62
PepsiCo, Inc.                                                             820,000      31,724         .44
Anheuser-Busch Companies, Inc.                                            350,000      21,219         .29
UST Inc.                                                                  600,000      20,850         .29
Insurance - 2.41%
St. Paul Companies, Inc.                                                  937,254      33,038         .46
Aetna Inc.                                                                375,000      28,992         .40
General Re Corp.                                                          110,000      25,685         .35
Allstate Corp.                                                            600,000      24,450         .34
American General Corp.                                                    320,000      22,540         .31
MGIC Investment Corp.                                                     500,000      21,969         .30
Royal & Sun Alliance Insurance Group PLC (United Kingdom)               2,200,000      18,357         .25
Utilities: Electric & Gas - 2.29%
Ameren Corp.                                                            1,145,400      47,176         .65
DPL Inc.                                                                1,600,000      32,000         .44
GPU, Inc.                                                                 725,000      31,764         .43
TECO Energy, Inc.                                                       1,050,000      28,219         .39
Williams Companies, Inc.                                                  622,000      17,921         .25
Duke Energy Corp.                                                         150,000       9,384         .13
Electrical & Electronics - 2.20%
York International Corp.                                                1,902,900      79,922        1.10
Northern Telecom Ltd. (Canada)                                            978,840      45,700         .63
Nokia Corp., Class A (ADR) (Finland)                                      180,000      17,640         .24
Siemens AG (Germany)                                                      240,000      16,693         .23
Financial Services - 2.09%
Household International, Inc.                                           1,813,320      70,946         .98
Capital One Financial Corp.                                               300,000      33,000         .45
FINOVA Group Inc.                                                         360,000      19,013         .26
Transamerica Corp.                                                        170,000      18,063         .25
Associates First Capital Corp., Class A                                   138,732      10,804         .15
Machinery & Engineering - 2.03%
Deere & Co.                                                             1,016,600      35,517         .49
Ingersoll-Rand Co.                                                        525,000      24,577         .34
Parker Hannifin Corp.                                                     675,000      23,456         .32
New Holland NV (Netherlands)                                            1,570,900      21,502         .30
Caterpillar Inc.                                                          400,000      19,775         .27
Pall Corp.                                                                700,000      16,275         .22
Greenfield Capital Trust 6.00% convertible preferred                      118,000       6,136         .09
Aerospace & Military Technology - 1.90%
United Technologies Corp.                                                 350,000      37,516         .51
Raytheon Co., Class B                                                     350,000      19,381
Raytheon Co., Class A                                                     224,030      12,252         .44
Boeing Co.                                                                750,000      30,469         .42
Sundstrand Corp.                                                          500,000      27,000         .37
Gulfstream Aerospace Corp. (1)                                            225,000      11,559         .16
Industrial Components - 1.49%
Eaton Corp.                                                               520,000      35,523         .49
Federal-Mogul Corp.                                                       456,600      25,912         .36
TRW Inc.                                                                  400,000      22,025         .30
Tower Automotive, Inc. (1)                                                400,000       9,100         .13
Dana Corp.                                                                231,800       9,040         .12
Genuine Parts Co.                                                         200,000       6,588         .09
Multi-Industry - 1.32%
FMC Corp. (1)                                                             550,000      31,969         .44
Textron Inc.                                                              340,000      26,414         .36
Loews Corp.                                                               200,000      20,000         .28
AlliedSignal Inc.                                                         400,000      17,600         .24
Energy Equipment - 1.18%
Schlumberger Ltd. (Netherlands Antilles)                                1,170,000      52,284         .72
Baker Hughes Inc.                                                       1,810,120      33,148         .46
Electronic Instruments - 1.17%
Perkin-Elmer Corp.                                                        500,000      46,625         .64
Applied Materials, Inc. (1)                                             1,000,000      38,750         .53
Food & Household Products - 1.07%
General Mills, Inc.                                                       500,000      37,750         .52
Bestfoods                                                                 400,000      23,250         .32
Colgate-Palmolive Co.                                                     200,000      17,125         .23
Textiles & Apparel - 0.88%
NIKE, Inc., Class B                                                     1,040,000      41,600         .57
VF Corp.                                                                  460,000      22,569         .31
Miscellaneous Materials & Commodities - 0.72%
Crown Cork & Seal Co., Inc.                                             1,100,000      37,125         .51
Potash Corp. of Saskatchewan Inc. (Canada)                                250,000      15,422         .21
Real Estate - 0.62%
Boston Properties, Inc.                                                   750,000      23,672         .33
Equity Residential Properties Trust                                       500,000      21,156         .29
Leisure & Tourism - 0.60%
Walt Disney Co.                                                         1,364,796      43,929         .60
Metals: Nonferrous - 0.35%
Aluminum Co. of America                                                   340,000      25,203         .35
Metals:  Steel - 0.34%
Allegheny Teledyne Inc.                                                 1,200,000      24,675         .34
Transportation: Rail & Road - 0.23%
Norfolk Southern Corp.                                                    540,000      16,403         .23
Miscellaneous - 4.25%
Other stocks in initial period of acquisition                                         309,202        4.25
                                                                                    ---------  ---------
TOTAL STOCKS (cost:$4,972,455,000)                                                  6,439,754       88.61
                                                                                    ---------  ---------
                                                                        Principal
                                                                           Amount Market ValuePercent of
Convertible Debentures                                                      (000)       (000) Net Assets

Business & Public Services - 0.15%
Cendant Corp. (formerly CUC International Inc.) 3.00% 2002(3)             $12,000      10,965         .15
                                                                                    ---------  ---------
TOTAL CONVERTIBLE DEBENTURES (cost: $11,982,000)                                       10,965         .15
                                                                                    ---------  ---------
TOTAL EQUITY SECURITIES (cost: $4,984,437,000)                                      6,450,719       88.76
                                                                                    ---------  ---------

Short-Term Securities

Corporate Short-Term Notes - 8.91%
International Lease Finance Corp. 5.10%-5.18% due 12/8/98-2/12/99          75,900      75,367        1.04
A.I. Credit Corp. 5.10%-5.12% due 12/4-12/9/98                             54,600      54,548         .75
H.J. Heinz Co. 5.05%-5.20% due 1/7-1/25/99                                 43,100      42,791         .59
Procter & Gamble Co. 4.95%-5.00% due 12/11/98-1/22/99                      38,100      37,932         .52
PepsiCo, Inc. 5.03%-5.05% due 1/7-1/12/99                                  38,100      37,885         .52
Coca-Cola Co. 5.00%-5.08% due 1/12/99                                      34,000      33,795         .47
Eastman Kodak Co. 5.11%-5.12% due 12/3-12/4/98                             31,000      30,985         .43
General Motors Acceptance Corp. 5.11%-5.16% due 12/7/1998-1/14/1999        30,400      30,246         .42
Ford Motor Credit Co. 5.18% due 12/1/98                                    30,000      29,996         .41
Associates First Capital Corp. 5.32%-5.34% due 12/2/98-1/6/99              28,500      28,414         .39
CIT Group Holdings, Inc. 5.09% due 12/14/98                                27,500      27,445         .38
American Express Credit Corp. 5.05% due 12/15/98-1/26/99                   27,000      26,855         .37
PACCAR Financial Corp. 4.99%-5.12% 12/7/98-1/26/99                         26,000      25,867         .36
St. Paul Companies, Inc. 5.07%-5.16% due 12/3-12/10/98 (3)                 25,000      24,984         .34
Ameritech Capital Funding Corp. 5.00%-5.04% due 1/12-1/20/99 (3)           25,100      24,928         .34
Lucent Technologies Inc. 5.17% due 12/8/98                                 22,700      22,674         .31
Sara Lee Corp. 5.00% due 12/23/98                                          20,000      19,936         .27
Associates Corp. of North America 5.06%-5.26% due 1/5-1/11/99              20,000      19,881         .27
National Rural Utilities Cooperative
 Finance Corp. 5.00%-5.33% due 1/7-1/11/99                                 19,500      19,387         .27
General Electric Capital Corp. 5.00% due 2/1/99                            18,500      18,329         .25
Kellogg Co. 5.10% due 12/10/98                                             12,000      11,983         .16
Gannett Co., Inc. 5.05% due 1/11/99 (3)                                     3,600       3,579         .05


Federal Agency Discount Notes - 2.28%
Freddie Mac 4.66%-5.30% due 12/3/98-2/24/99                               111,650     110,805        1.52
Federal Home Loan Banks 5.02%-5.10% due 12/4/98-1/13/99                    55,300      55,069         .76
                                                                                    ---------  ---------
TOTAL SHORT-TERM SECURITIES (cost: $813,716,000)                                      813,681       11.19
                                                                                    ---------  ---------
TOTAL INVESTMENT SECURITIES (cost: $5,798,153,000)                                  7,264,400       99.95
Excess of cash and receivables over payables                                            3,317         .05
                                                                                    ---------  ---------
NET ASSETS                                                                         $7,267,717    100.00%
                                                                                  =======================

(1)Non-income-producing securities.

(2)The Fund owns 5.03% of the outstanding voting securities of Valero Energy, which represent investments in affiliates as defined in the Investment
 Company Act of 1940.

(3)Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

ADR = American Depositary Receipts

See Notes to Financial Statements

Stocks appearing in the portfolio
since May 31, 1998

Applied Materials
Boston Properties
Cendant
Cisco Systems
Compaq Computer
Conoco
Equity Residential Properties Trust
Fox Entertainment
Gateway 2000
Genuine Parts
GTE
Gulfstream Aerospace
International Flavors & Fragrances
Loews
MGIC Investment
Micron Technology
Morton International
Northern Telecom
Pall
Perkin-Elmer
Quantum
RJR Nabisco Holdings
SCI Systems
Transamerica
TRW
Washington Mutual Savings Bank


Stocks eliminated from the portfolio
since May 31, 1998

Abbott Laboratories
Alumax
Beneficial
Cardinal Health
Chrysler
Citicorp
Columbia/HCA Healthcare
Crompton & Knowles
DePuy
Elf Aquitaine
Ford Motor
General Motors
Goodyear Tire & Rubber
Harley Davidson
McCormick
Norsk Hydro
Norwest
Rayonier
Regions Financial
Scottish Power
Telefonaktiebolaget LM Ericsson
Unilever
Union Pacific
UNOVA
Wal-Mart Stores
Western Atlas


Asset Allocation Fund                                                             Percent
Investment Portfolio November 30, 1998                                             of Net
                                                                                   Assets
----------------------------------------------------                           ----------
Equity Securities                                                                    61.16%
Corporate Bonds                                                                      15.33
U.S. Government Bonds                                                                14.02
Non-U.S. Government Bonds                                                             0.20
Cash & Equivalents                                                                    9.29




LARGEST INDIVIDUAL EQUITY SECURITIES
BankAmerica                                                                           2.18%
Rentokil Initial                                                                      1.92
Century Telephone Enterprises                                                         1.83
Household International                                                               1.76
Zeneca Group                                                                          1.66
Carnival                                                                              1.65
International Business Machines                                                       1.43
Warner-Lambert                                                                        1.35
Citigroup                                                                             1.35
Pfizer                                                                                1.34

                                                                                                 Market        Percent
                                                                                Number of         Value         of Net
Stocks (common and preferred)                                                      Shares         (000)         Assets
----------------------------------------------------                           ----------    ----------     ----------
Chemicals- 5.12%
Praxair, Inc.                                                                      550,000       $21,003         1.26%
Monsanto Co.                                                                       365,600        16,566            .99
Air Products and Chemicals, Inc.                                                   420,000        16,012            .96
Morton International, Inc.                                                         500,000        14,719            .88
Millennium Chemicals Inc.                                                          600,000        14,325            .86
PPG Industries, Inc.                                                               200,000        12,237            .73
E.I. du Pont de Nemours and Co.                                                    200,000        11,750            .70
Energy Sources- 6.26%
Atlantic Richfield Co.                                                             320,000        21,280           1.27
Royal Dutch Petroleum Co. (New York Registered
 Shares) (Netherlands)                                                             360,000        16,920           1.01
Chevron Corp.                                                                      150,000        12,544            .75
Ultramar Diamond Shamrock Corp.                                                    350,000         9,013            .54
Amoco Corp.                                                                        150,000         8,841            .53
Phillips Petroleum Co.                                                             200,000         8,400            .50
Kerr-McGee Corp.                                                                   200,000         7,900            .47
Murphy Oil Corp.                                                                   175,300         6,990            .42
Oryx Energy Co. (1)                                                                500,000         6,906            .42
Pioneer Natural Resources Co.                                                      442,100         5,858            .35
Banking- 6.18%
BankAmerica Corp.                                                                  558,620        36,415           2.18
Citigroup Inc. (formerly Citicorp)                                                 450,000        22,584           1.35
Washington Mutual Savings Bank                                                     400,000        15,500            .93
First Union Corp.                                                                  202,500        12,302            .74
KeyCorp                                                                            250,000         7,672            .46
Tokai Preferred Capital Co. LLC 9.98% noncumulative
 preferred, Series A (2)                                                             5,000         4,400            .26
BNP U.S. Funding Co. LLC 7.738% noncumulative preferred,                             2,500         2,414            .14
Series A (2)
IBJ Preferred Capital Co. LLC 8.79% noncumulative preferred,
 Series A (2)                                                                        1,500         1,305            .08
Fuji JGB investment LLC 9.87% noncumulative preferred,                               1,000           711            .04
Series A (Japan) (2)
Health & Personal Care- 6.04%
Zeneca Group PLC (American Depositary Receipts)
 (United Kingdom)                                                                  660,000        27,761           1.66
Warner-Lambert Co.                                                                 300,000        22,650           1.35
Pfizer Inc                                                                         200,000        22,325           1.34
SmithKline Beecham PLC (American Depositary
 Receipts) (United Kingdom)                                                        300,000        18,281           1.09
Gillette Co.                                                                       216,960         9,967            .60
Business & Public Services- 3.44%
Rentokil Initial PLC (American Depositary Receipts)
 (United Kingdom)                                                                  500,000        32,062           1.92
Reuters Group PLC (American Depositary Receipts)
 (United Kingdom)                                                                  216,740        12,463            .75
Avery Dennison Corp.                                                               250,000        11,984            .72
Alexander & Baldwin, Inc.                                                           37,500           862            .05
Insurance- 3.22%
St. Paul Companies, Inc.                                                           575,000        20,269           1.21
American General Corp.                                                             176,700        12,446            .75
CIGNA Corp.                                                                        150,000        11,672            .70
General Re Corp.                                                                    40,000         9,340            .56
Telecommunications- 3.09%
Century Telephone Enterprises, Inc.                                                536,250        30,566           1.83
Telefonica SA (American Depositary
 Receipts) (Spain)                                                                 125,000        17,422           1.04
NEXTEL Communications, Inc. 13.00% exchangeable
 preferred, Series D (1) (3)                                                         1,461         1,505            .10
NEXTEL Communications, Inc., Class A (1)                                             4,647           100
Omnipoint Corp. 7.00% convertible preferred (2)                                     40,000           830            .05
COLT Telecom Group PLC, warrants, expire 2006 (1) (2)                                3,750           750            .04
Iridium LLC, warrants, expire 2005 (1) (2)                                           1,500           218            .01
Conecel Holdings Ltd., Class B, warrants,
 expire 2000 (Ecuador) (2) (1)                                                      77,700           117            .01
Esat Telecom Group PLC, warrants, expire 2007
 (Ireland) (1) (2)                                                                   3,500           108            .01
Loral Space & Communication Ltd.,warrants, expire 2007                               1,250            15            .00
(formerly Orion Network Systems, Inc.)  (1)
McCaw International, Ltd., warrants, expire 2007 (1) (2)                             2,000             6            .00
Aerospace & Military Technology- 2.73%
United Technologies Corp.                                                          190,100        20,376           1.22
Raytheon Co., Class A                                                              161,037         8,807           1.02
Raytheon Co., Class B                                                              150,000         8,306
Boeing Co.                                                                         200,000         8,125            .49
Merchandising- 2.39%
J.C. Penney Co., Inc.                                                              290,000        15,950            .96
Limited Inc.                                                                       550,000        15,916            .95
Walgreen Co.                                                                       150,000         8,053            .48
Electrical & Electronics- 2.35%
Nokia Corp., Class A (American Depositary
 Receipts) (Finland)                                                               200,000        19,600           1.17
York International Corp.                                                           400,000        16,800           1.01
Hubbell Inc., Class B                                                               72,300         2,915            .17
Forest Products & Paper- 2.34%
Weyerhaeuser Co.                                                                   300,000        15,037            .90
Sonoco Products Co.                                                                400,000        11,975            .71
Union Camp Corp.                                                                   100,000         6,469            .39
Georgia-Pacific Corp.                                                              100,000         5,675            .34
Beverages & Tobacco- 2.04%
PepsiCo, Inc.                                                                      520,000        20,118           1.21
UST Corp.                                                                          400,000        13,900            .83
Financial Services- 1.76%
Household International, Inc.                                                           39        29,344           1.76
Leisure & Tourism- 1.65%
Carnival Corp., Class A                                                            800,000        27,600           1.65
Discovery Zone, Inc. (1) (4)                                                         2,940            15            .00
Discovery Zone, Inc., warrants, expire 2007 (1) (4)                                    326             0
Data Processing & Reproduction- 1.43%
International Business Machines Corp.                                              145,000        23,925           1.43
Automobiles- 1.26%
General Motors Corp.                                                                    75        21,000           1.26
Food & Household Products- 0.90%
General Mills, Inc.                                                                200,000        15,100            .90
Electronic Components- 0.88%
AMP Inc.                                                                           305,287        14,768            .88
Industrial Components- 0.86%
Dana Corp.                                                                         200,000         7,800            .47
Genuine Parts Co.                                                                  200,000         6,587            .39
Multi-Industry- 0.66%
Textron Inc.                                                                       120,000         9,322            .56
Swire Pacific Capital Ltd. 8.84% cumulative
 guaranteed perpetual capital securities (Hong Kong) (2)                           100,000         1,650            .10
Machinery & Engineering- 0.62%
Deere & Co.                                                                        300,000        10,481            .63
Metals: Steel- 0.37%
Allegheny Teledyne Inc.                                                            300,000         6,169            .37
Broadcasting & Publishing- 0.14%
Adelphia Communications Corp. 13.00% exchangeable
 preferred, Series B (1)                                                            20,000         2,360            .14
Real Estate- 0.07%
CarrAmerica Realty Corp. 8.57% redeemable preferred,
 Series B                                                                           50,000         1,116            .07
Recreation-Other Consumer Products- 0.00%
V2 Music Holdings, warrants, expire 2008                                             1,250             0            .00
(United Kingdom) (2) (1)
Miscellaneous- 3.41%
Other stocks in initial period of  acquisition                                                    56,890           3.41

                                                                                              ----------    ----------
TOTAL STOCKS (cost: $735,121,000)                                                              1,010,435          59.22
                                                                                             -----------   -----------

                                                                                 Principal
                                                                                    Amount
Convertible Debentures                                                               (000)
----------------------------------------------------                           ----------     ----------
Industrials & Services- 0.68%                                                                               ----------
Bell Atlantic Financial Services, Inc., senior                                      $4,000         4,115            .46
 exchangeable notes, 4.25% 2005 (2)
Bell Atlantic Financial Services, Inc. 5.75% 2003 (2)                                3,500         3,592
Sunglass Hut International, Inc. 5.25% 2003                                          3,375         2,160            .13
Advanced Micro Devices, Inc. 6.00% convertible                                       1,500         1,462            .09
 subordinated notes 2005
                                                                                              ----------    ----------
TOTAL CONVERTIBLE DEBENTURES (cost: $11,331,000)                                                  11,329            .68
                                                                                              ----------    ----------
TOTAL EQUITY SECURITIES (cost: $746,452,000)                                                   1,021,764          59.90
                                                                                              ----------    ----------


Bonds & Notes
-----------------------------------------------
Diversified Media, Cable Television &
Telecommunications- 3.05%
Time Warner Inc.:
 9.125% 2013                                                                         4,000         4,989            .40
 7.25% 2017                                                                          1,500         1,633
Cable & Wireless Communications PLC:
 6.625% 2005                                                                         3,300         3,326            .32
 6.75% 2008                                                                          2,000         2,009
Comcast Cable Communications, Inc. 8.875% 2017                                       2,500         3,138            .19
Qwest Communications International Inc. 0%/9.47% 2007 (5)                            4,000         3,100            .19
CBS Radio Inc. 11.375% 2009                                                          2,632         3,066            .18
Fox/Liberty Networks, LLC 0%/9.75% 2007 (5)                                          4,000         2,860            .17
TCI Communications, Inc. 8.75% 2015                                                  2,000         2,505            .15
Tele-Communications, Inc. 9.25% 2023                                                 2,000         2,389            .14
Telemundo Holdings, Inc. 0%/11.50% 2008 (5)                                          4,000         2,360            .14
Hearst-Argyle Television 7.50% 2027                                                  2,000         2,095            .13
Sprint Capital Corp. 6.875% 2028                                                     2,000         2,093            .13
CBS Corp. 7.15% 2005                                                                 2,000         2,077            .12
Falcon Holding Group, LP 0%/9.285% 2010 (5)                                          3,000         2,077            .12
Conecel Holdings Ltd.:
 Series A, 14.00% 2000 (2)                                                           3,000         1,395            .12
 14.0% 2002                                                                          1,000           560
CEI Citicorp Holdings SA 11.25% 2007 (2)                                             2,500         1,700            .10
Telesystem International Wireless Inc. 0%/13.25% 2007 (5)                            3,700         1,665            .10
Cox Communications, Inc. 6.40% 2008                                                  1,500         1,562            .09
Cablevision Systems Corp. 8.125% 2009 (2)                                            1,250         1,337            .08
Iridium LLC, Series A, 13.00% 2005                                                   1,500         1,320            .08
WorldCom, Inc. 6.40% 2005                                                            1,000         1,040            .06
V2 Music (Holdings) PLC, units, 0%/14.00% 2008 (2) (5)                               1,250           663            .04
Financial Services- 1.66%
Capital One Bank:
 7.35% 2000                                                                          5,000         5,053            .45
 6.375% 2003                                                                         2,500         2,457
GS Escrow Corp. 7.125% 2005 (2)                                                      3,000         2,946            .18
Ocwen Financial Corporation 11.875% 2003                                             2,850         2,508            .15
MBNA America Bank, NA 6.75% 2008                                                     2,500         2,495            .15
Household Finance Corp. 6.40% 2008                                                   2,250         2,304            .14
Pan Pacific Industrial Investments PLC 0% 2007 (2)                                   6,000         2,100            .12
AT&T Capital Corp. 6.60% 2005                                                        2,000         1,947            .12
PDVSA Finance Ltd. 7.40% 2016 (2)                                                    2,250         1,943            .12
Capital One Financial Corp.  7.125% 2008                                             1,500         1,433            .08
Wharf International Finance Ltd., Series A, 7.625% 2007                              1,750         1,415            .08
Capital One Capital I 6.769% 2027                                                    1,250         1,097            .07
Transportation- 1.62%
Continental Airlines, Inc.:
 Series 1996-A, 6.94% 2015                                                           3,816         3,933            .57
 Series 1996-2C 10.22% 2014                                                          2,135         2,519
 Series 1998-3C 7.25% 2005                                                           1,500         1,504
 Series 1997-4A, 6.90% 2018                                                          1,500         1,496
United Air Lines, Inc.:
 1996-A2, 7.87% 2019 (7)                                                             2,500         2,544            .28
 1995-A1, 9.02% 2012                                                                 1,356         1,516
 9.00% 2003                                                                            500           549
Delta Air Lines, Inc. Pass Through Trust:
 1993-A2, 10.50% 2016 (7)                                                            2,000         2,568            .23
 1992-A2, 9.20% 2014 (7)                                                             1,000         1,221
Airplanes Pass Through Trust, Class 1-C, 8.15% 2019 (7)                              2,948         3,037            .18
Jet Equipment Trust, Series 1995-B, 7.83% 2015 (2)                                   2,311         2,424            .14
USAir, Inc., 1996-B, 7.50% 2009                                                      2,322         2,386            .14
Canadian National Railway Company 6.45% 2036                                         1,250         1,293            .08
Banking & Thrifts- 1.61%
National Westminster Bank PLC:
 7.75% 2049                                                                          3,200         3,361            .27
 9.450%  2001                                                                        1,000         1,091
Imperial Capital Trust I, Series B, 9.98% 2026                                       2,950         3,155            .19
MBNA Corp.:
 MBNA Capital A, Series A, 8.278% 2026                                               2,010         2,071            .18
 MBNA Capital B, Series B, 6.019% 2027 (6)                                           1,000           887
Dime Capital Trust I, Series A, 9.33% 2027                                           2,500         2,718            .16
Chase Capital II, Series B, 5.719% 2027 (6)                                          2,500         2,366            .14
Bankers Trust New York Corp. 6.70% 2007                                              2,080         2,145            .13
Chevy Chase Bank, FSB 9.25% 2005                                                     2,000         1,980            .12
Advanta Capital Trust I 8.99% 2026                                                   3,000         1,770            .10
First Union Corp. 6.82%/7.57% 2026 (5)                                               1,250         1,364            .08
Korea Development Bank 6.50% 2002                                                    1,300         1,159            .07
Chase Capital II 7.67% 2026                                                          1,000         1,068            .06
Abbey National PLC 6.70% 2049                                                        1,000           980            .06
Komercni Banka AS 9.00%/10.75% 2008 (2) (5)                                          1,000           765            .05
Cellular, Paging & Wireless Communications- 0.90%
NEXTEL Communications, Inc.:
0%/9.95% 2008 (5)                                                                    4,500         2,790            .30
0%/9.75% 2007 (5)                                                                    2,000         1,265
0%/10.65% 2007 (5)                                                                   1,500           994
Clearnet Communications Inc.:
 0%/11.75% 2007 (5)                                                                  5,250         2,109            .21
 0%/10.40% 2008 (5)                                                                  4,000         1,411
McCaw International, Ltd. 0%/13.00% 2007 (5)                                         6,000         3,240            .19
Esat Telecom Group PLC, 0%/12.50% 2007 (5)                                           3,500         2,328            .14
Omnipoint Corp. 11.625% 2006                                                         1,500           964            .06
Real Estate- 0.85%
CarrAmerica Realty Corp. 6.875% 2008                                                 3,000         2,832            .17
SocGen Real Estate Co. LLC
 7.64%/8.40% preferred, Series A (5)                                                 3,000         2,799            .17
Security Capital Pacific Trust 7.20% 2013                                            2,000         1,796            .11
Irvine Co., Series A, 7.46% 2006 (2) (4)                                             1,500         1,506            .09
Security Capital Industrial Trust 7.95% 2008                                         1,500         1,505            .09
Irvine Apartment Communities, LP 7.00% 2007                                          1,500         1,454            .09
Shopping Center Associates 6.75% 2004 (2)                                            1,500         1,447            .08
EOP Operating LP 7.25% 2018                                                          1,000           949            .05
Energy & Related Companies- 0.72%
Oryx Energy Co.:
 9.50% 1999                                                                          3,000         3,086            .40
 8.375% 2004                                                                         2,500         2,671
 10.00% 1999                                                                         1,000         1,022
USX Corp. 9.125% 2013                                                                2,500         2,976            .18
OXYMAR 7.50% 2016 (2)                                                                2,500         2,368            .14
Collateralized Mortgage Obligations
(Privately Originated) (7)- 0.58%
DLJ Mortgage Acceptance Corp., Series 1996-CF2:
 Class A1, 7.29% 2021 (2)                                                            3,000         3,187            .19
Morgan Stanley Capital I, Inc., Series 1998-HF2,
 Class A-2, 6.48% 2030 (6) (7)                                                       3,000         3,110            .19
GMAC Commercial Mortgage Securities, Inc.,
 Series 1997-C1, Class A-1, 6.83% 2003                                               1,985         2,037            .12
Asset-Backed Securities Investment Trust,
 Series 1997-D, 6.79% 2003 (2)                                                       1,416         1,418            .08
Broadcasting & Publishing- 0.54%
Chancellor Media Corp:
 Series B, 8.75% 2007                                                                2,250         2,312            .23
 8.125% 2007                                                                         1,500         1,500
News America Holdings Inc.:
 7.43% 2026                                                                          1,250         1,326            .15
 10.125% 2012                                                                        1,000         1,171
Ziff-Davis Inc. 8.50% 2008                                                           1,500         1,417            .08
RBS Participacoes SA 11.00% 2007 (2)                                                 2,000         1,300            .08
Utilities: Electric & Gas- 0.54%
Israel Electric Corp. Ltd.:
 7.25% 2006 (2)                                                                      2,500         2,475            .34
 7.70% 2018 (2)                                                                      1,750         1,725
 7.75% 2027 (2)                                                                      1,500         1,443
Commonwealth Edison Co., Series 75, 9.875% 2020                                      1,500         1,813            .11
Energen Corp., Series B, 7.125% 2028                                                 1,500         1,499            .09
Food & Household Products- 0.48%
Home Products International, Inc. 9.625% 2008                                        3,000         2,910            .17
AKI Inc. 10.50% 2008                                                                 2,500         2,400            .14
Fage Dairy Industry SA 9.00% 2007                                                    2,000         1,700            .10
Gruma, SA de CV 7.625% 2007                                                          1,000           909            .06
Forest Products & Paper- 0.47%
Fort James Corp. 6.625% 2004                                                         2,500         2,540            .15
Container Corp. of America 9.75% 2003                                                2,000         2,040            .12
Scotia Pacific Company LLC, Class A-2, 7.11% 2028                                    2,000         1,995            .12
Norampac Inc. 9.375% 2008 (2)                                                        1,000           676            .04
Pindo Deli Finance Mauritius Ltd. 10.75% 2007                                        1,000           605            .04
Metals: Nonferrous- 0.41%
Inco Ltd.:
 9.60% 2022                                                                          2,000         2,339            .23
 9.875% 2019                                                                         1,500         1,570
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                                       2,750         1,884            .11
Doe Run Resources Corp. 11.696% 2003 (6)                                             1,500         1,110            .07
Health & Personal Care- 0.37%
Allegiance Corp. 7.00% 2026                                                            300         3,190            .19
Integrated Health Services, Inc., Series A:
 9.25% 2008                                                                          1,750         1,706            .18
 9.50% 2007                                                                          1,250         1,234
Asset-Backed Obligations (7) - 0.28%
SCAMT 98-2 5.25% 2008                                                                3,250         3,176            .19
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,
 Class A-6, 6.95% 2015                                                               1,500         1,513            .09
Cable & Telephone in the United Kingdom- 0.26%
COLT Telecom Group PLC 0%/12.00% 2006 (5)                                            3,750         3,216            .19
NTL Inc. 11.5% 2008                                                                  1,000         1,097            .07
Merchandising- 0.21%
Dayton Hudson Corp. 8.50% 2022                                                       2,500         2,728            .16
Woolworth Corp., Series A, 7.00% 2002                                                  750           735            .05
Beverages & Tobacco- 0.18%
Sparkling Spring Water Group Ltd. 11.50% 2007                                        3,000         2,970            .18
Leisure, Tourism & Restaurants- 0.18%
Royal Caribbean Cruises Ltd. 7.00% 2007                                              3,000         2,963            .18
Electrical & Electronics- 0.13%
Philips Electronics NV 7.20% 2026                                                    2,000         2,111            .13
Manufacturing & Materials- 0.11%
Owens-Illinois, Inc. 8.10% 2007                                                      1,750         1,845            .11
Machinery & Engineering- 0.08%
United Defense Industries, Inc. 8.75% 2007                                           1,400         1,414            .08
Business & Public Services- 0.06%
Federal Express Corp., Series A-310, Class A-1,
 7.53% 2006                                                                            945           968            .06
Appliances & Household Durables- 0.05%
Samsung Electronics Co., Ltd. 7.45% 2002 (2)                                         1,000           870            .05
Non-U.S. Governments & Governmental
Authorities- 0.20%
Canadian Government 4.36% 2026 (8)                                                   2,000         1,384            .08
Mendoza (Province of) 10.00% 2007 (2)                                                1,300           985            .06
Poland (Republic of), Past Due Interest Bond 5.00% 2014 (6)                          1,000           940            .06
Federal Agency Obligations-Mortgage
 Pass-Throughs (7)- 2.08%
Fannie Mae:
 6.50% 2013                                                                          9,578         9,716           1.59
 6.00% 2013                                                                          9,669         9,681
 8.50% 2024                                                                          5,229         5,471
 7.00% 2009                                                                          1,222         1,250
 9.00% 2019                                                                            360           382
Government National Mortgage Assn.:
 8.50% 2027                                                                          3,525         3,747            .49
 8.00% 2020-2022                                                                     3,447         3,612
 10.00% 2019                                                                           777           843
Federal Agency Obligations-Other- 0.54%
Fannie Mae:
 6.53% 2006                                                                          5,000         4,992            .54
 7.52% 2004                                                                          4,000         4,022
U.S. Treasury Obligations- 11.40%
 6.50% 2002-2005                                                                    50,000        53,725          11.40
 7.00% 2006                                                                         25,000        28,445
 7.13% 2000                                                                         25,000        25,734
 7.25% 2004                                                                         20,000        22,425
 10.38% 2009-2012                                                                   14,000        19,164
 3.63% 2002                                                                         12,500        12,747
 8.75% 2000-2008                                                                     8,000         9,054
 8.25% 2005                                                                          5,000         5,245
 11.88% 2003                                                                         2,500         3,275
 11.13% 2003                                                                         2,000         2,530
 8.88% 1999                                                                          2,500         2,521
 7.50% 2016                                                                          2,000         2,505
 9.13% 2009                                                                          1,500         1,803
 11.75% 2010                                                                           500           681
 10.75% 2003                                                                           500           619
                                                                                              ----------    ----------
TOTAL BONDS & NOTES (cost: $491,142,000)                                                         493,684          29.55
                                                                                              ----------    ----------

Short-Term Securities
------------------------------------------------
Corporate Short-Term Notes- 7.88%
BellSouth Telecommunications, Inc. 5.06% due 2/2/1999                               20,000        19,820           1.19
National Ruaral Utilities Cooperative Finance Corp.                                 19,500        19,381           1.16
5.12% due 1/12/1999
International Lease Finance Corp. 5.05% due 12/1/1998                               16,900        16,898           1.01
A. I. Credit Corp. 5.17% due 12/14/1998                                             16,800        16,766           1.00
Lucent Technology 5.17% due 12/8/1998                                               14,500        14,483            .87
St. Paul Companies 5.15%-5.25% due 12/18/1998-1/25/1999                             14,000        13,925            .83
Procter & Gamble Co. 5.00% due 12/11/1998                                           13,800        13,779            .82
PepsiCo Inc. 5.05% due 1/7/1999                                                     10,000         9,947            .60
Ameritech Corp. 5.00% due 1/12/1999                                                  6,700         6,660            .40
Federal Agency Discount Notes- 1.02%
Fannie Mae 5.00% due 1/26-2/9/1999                                                  17,200        17,043           1.02
                                                                                              ----------    ----------
TOTAL SHORT-TERM SECURITIES (cost: $148,686,000)                                                 148,702           8.90
                                                                                              ----------    ----------
TOTAL INVESTMENT SECURITIES (cost: $1,386,280,000)                                             1,664,150          98.35

Excess of cash and receivables over payables                                                       6,461            .39
                                                                                               ---------     ---------
NET ASSETS                                                                                     1,670,611          98.74
                                                                                              =========      =========


(1)Non-income-producing securities.
 resale to the public may require registration or sale only to qualified institutional buyers.
(2)Purchased in a private placement transaction;
(3)Payment in kind. The issuer has the option of paying additional securities in lieu of cash.
(4) Valued under procedures established by the Board of Trustees.
(5) Step bond; coupon rate will increase at a later date.
(6) Coupon rate changes periodically.
(7)+A465 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity of these securities is shorter than the stated maturity.
(8) Index-linked bond, which is a floating rate bond whose principal amount moves with a government retail price index.


See Notes to Financial Statements

Equity securities appearing in the portfolio since May 31, 1998

Corning Inc.
General Motors Corp.
Hewlett-Packard Co.
Household International, Inc.
Millipore Corp
Monsanto Co.
Morton International, Inc.
Schlumberger Ltd.
United Technologies Corp.
Washington Mutual Savings Bank


Equity securities eliminated from the portfolio since May 31, 1998

Aluminum Co. of America
American Radio Systems Corp
H.F. Ahmanson
Nationsbank (merger with BankAmerica)
Rogers Communications Inc.
Time Warner
Union Pacific Corp.
Wal-Mart Stores, Inc.

AMERICAN VARIABLE INSURANCE SERIES
BOND FUND
INVESTMENT PORTFOLIO - November 30, 1998

CORPORATE BONDS                                                          55.36%
U.S. GOVERNMENT BONDS                                                     24.47
EQUITY SECURITIES                                                          7.45
NON-U.S. GOVERNMENT BONDS                                                  2.88
CASH & EQUIVALENTS                                                         9.84

                                                                       Percent
                                                                         of Net
Largest Industry Holdings                                                Assets
Diversified Media, Cable Television
 & Telecommunications                                                     5.73%
Transportation                                                             4.21
Financial Services                                                         3.88
Manufacturing & Materials                                                  3.75
Energy & Related Companies                                                 3.30
MFS Communications                                                        1.60%
Ocwen Financial                                                            1.58
First Nationwide Holdings                                                  1.38
Comtel Brasileira                                                          1.34
USAir                                                                      1.27
Airplanes Pass                                                             1.08
Time Warner                                                                1.07
Kaiser Aluminum & Chemical                                                 1.00
McDermott                                                                  0.95
Jet Equipment                                                              0.87

Banking & Thrifts                                                          2.37
                                                                     Principal    Market Percent
                                                                         Amount    Value  Of Net
Bonds & Notes                                                             (000)    (000)  Assets
Diversified Media, Cable Television &

Telecommunications - 7.66%
CBS Corp. 7.15% 2005                                                      3,000  $         1.35%
Fox/Liberty Networks, LLC:
 0%/9.75% 2007 (1)                                                        2,250     1,609
 8.875% 2007                                                                500      515      .92
Time Warner Inc.:
 7.75% 2005                                                                 500      550
 7.25% 2017                                                                 500      544
 7.95% 2000                                                                 500      511      .69
WorldCom, Inc.:
 8.875% 2006                                                              1,000     1,098
 6.40% 2005                                                                 250      260      .59
Cablevision Systems Corp. 8.125% 2009                                       1250    1,337     .58
Comcast Corp.:
 Class B, 9.50% 2007                                                        500      540
 8.875% 2017                                                                250      314
 8.375% 2007                                                                250      292      .50
Qwest Communications International Inc.:
 0%/9.47% 2007 (1)                                                          750      581
 0%/8.29% 2008 (1)                                                          750      564      .49
PanAmSat Corp. 6.125% 2005                                                1,000      980      .42
News America Holdings Inc.:
 6.625% 2008                                                                500      511
 7.43% 2026                                                                 250      265      .33
Sprint Capital Corp. 6.875% 2028                                            625      654      .28
Tele-Communications, Inc. 9.25% 2023                                        500      597      .26
Consorcio Ecuatoriano de Telecomunicaciones SA CONECEL:
 14.00% 2002                                                                500      280
 14.00% 2000 (2)                                                            600      279      .24
V2 Music Holdings, units 0%/14.00% 2008 (1) (2)                          GBP575      503      .22
TVN Entertainment Corp. 14.00% 2008                                        $550      484      .21
Ziff-Davis Inc. 8.50% 2008                                                  500      472      .20
SpectraSite Holdings, Inc. 0%/12.00% 2008 (1) (2)                           500      267      .12
Northern Telecom Ltd. 6.875% 2002                                           250      259      .11
Iridium LLC, Series A, 13.00% 2005                                          250      220      .10
Viatel, Inc. 11.25% 2008                                                    125      125      .05
Cellular, Paging & Wireless Communications -  7.65%
Nextel Communications, Inc.:
 0%/9.95% 2008 (1)                                                        2,625     1,627
 0%/9.75% 2004 (1)                                                        1,000      980
 0%/9.75% 2007 (1)                                                        1,500      949
 12.00% 2008 (2)                                                            500      553
 0%/10.65% 2007 (1)                                                         750      497
 0%/12.125% 2008 (1)                                                      1,000      460     2.18
Cable & Wireless Communications PLC:
 6.625% 2005                                                              3,660     3,689
 6.75% 2008                                                                 500      502     1.81
Clearnet Communications Inc.:
 0%/11.75% 2007 (1)                                                     C$2,658     1,068
 0%/10.40% 2008 (1)                                                       3,000     1,058     .92
Esat Telecom Group PLC 0%/12.50% 2007 (1)                                $2,000     1,330     .57
McCaw International, Ltd. 0%/13.00% 2007 (1)                              2,125     1,147     .50
Omnipoint Corp. 11.625% 2006                                              1,500      964      .42
PageMart Wireless, Inc.:
 0%/15.00% 2005 (1)                                                         500      447
 0%/11.25% 2008 (1)                                                         750      352      .35
Crown Castle International Corp. 0%/10.625% 2007 (1)                      1,000      685      .30
Cellular Communications of Puerto Rico, Inc. 10.00% 2007                    500      508      .22
NEXTLINK Communications, Inc. 9.625% 2007                                   500      495      .21
Globalstar LP 11.375% 2004                                                  500      382      .17
Financial Services - 7.12%
Capital One Bank:
 7.15% 2006                                                                 810      818
 6.375% 2003                                                                500      491
 7.125% 2008                                                                500      478
 6.769% 2027 (2), (3)                                                       250      219      .87
J.P. Morgan & Co. Inc. 5.861% 2012 (3), (4)                               2,000     1,789     .77
Lindsey Morden Group Inc. 7.00% 2008 (2)                                C$2,750     1,742     .75
MBNA Capital:
 Series A, 8.278% 2026                                                   $1,000     1,031
 6.75% 2008                                                                 500      499      .66
Toyota Motor Credit Corp. 6.00% 2003                                      1,000     1,020     .44
Ocwen Financial Corp. 11.875% 2003                                                  1,012     .44
AT&T Capital Corp. 6.60% 2005                                             1,000      974      .42
Abbey National PLC 6.70% 2049                                               970      951      .41
PDVSA Finance Ltd. 7.40% 2016 (2)                                         1,000      864      .37
Sintab AB 7.50% 2049 (2)                                                    750      755      .33
National Westminster Bank PLC 7.75% 2049                                    500      525      .23
Household Finance Corp. 6.40% 2008                                          500      512      .22
GS Escrow Corp. 7.125% 2005 (2)                                             500      491      .21
Wharf International Finance Ltd. 7.625% 2007                                515      416      .18
BT Capital Trust, Series A, 7.90% 2027                                      340      362      .16
Pan Pacific Industrial Investments PLC 0% 2007 (1)                          785      275      .12
Hutchison Whampoa Finance Ltd., Series D, 6.988% 2037 (2)                   300      272      .12
Chase Capital I, Capital Securities, Series A, 7.67% 2026                   250      267      .12
Bankers Trust New York Corp. 6.70% 2007                                     250      258      .11
Bankunited Capital Trust, Bankunited Financial Corp., 10.25% 2026           250      255      .11
Komercni Banka AS 9.00%/10.75% 2008 (1), (2)                                250      191      .08
Collateralized Mortgage Obligations (Privately Originated) (5) - 5.73%
Morgan Stanley Capital I, Inc.:
 Series 1998-HF2, Class A2, 6.48% 2030                                    2,500     2,592
 Series 98-1, Class A5, 6.75% 2013                                          705      713     1.42
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030     1,912     1,947     .84
Chase Commercial Mortgage Securities Corp., Series 1998-2,                1,500     1,548     .67
 Class A2, 6.39% 2008
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A3, 7.062% 2025                                    1,000     1,038
 Series 1995-C2, Class A, 7.009% 2021                                       213      216      .54
CS First Boston Mortgage Securities Corp., Series 1998-C1,                1,216     1,241     .54
Class A-1A, 6.26% 2040
Norwest Asset Securities Corp., Series 1998-31, Class A1, 6.25% 2013      1,000      998      .43
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1:
 Class A-3, 6.869% 2007                                                     500      530
 Class A-1, 6.83% 2003                                                      397      407      .41
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.577% 2       844      902      .39
DLJ Mortgage Acceptance Corp., Series 1995-CF2, Class A1, 6.85% 2027        600      621      .27
Commercial Mortgage Acceptance Corp., Series 1998-C1, Class A1, 6.23%       491      500      .22
Broadcasting & Publishing - 3.90%
CBS Radio, Inc. 11.375% 2009 (6)                                          1,842     2,146     .93
Chancellor Media Corp.:
 8.125% 2007                                                              1,000     1,000
 Class B, 8.75% 2007                                                        750      771      .76
Hearst-Argyle Television, Inc. 7.00% 2018                                   1500    1,528     .66
Time Warner Telecom Inc. 9.75% 2008                                          975    1,034     .45
Clear Channel Communications, Inc. 7.25% 2027                               750      751      .32
Telemundo Holdings, Inc. 0%/11.50% 2008 (1), (2)                          1,000      590      .25
Cox Communications, Inc. 6.40% 2008                                         500      521      .23
American Radio Systems Corp. 9.00% 2006                                     400      434      .19
RBS Participacoes SA 11.00% 2007 (2)                                        250      163      .07
Globo Comunicacoes E Participacoes Ltda. 10.50% 2006 (2)                    120       91      .04
Health & Personal Care - 3.25%
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                               2,000     1,908
 8.85% 2007                                                                 500      524
 7.15% 2004                                                                 500      488     1.27
Integrated Health Services, Inc., Series A:
 9.25% 2008                                                               2,000     1,950
 9.50% 2007                                                                 750      741     1.16
Paracelsus Healthcare Corp. 10.00% 2006                                   1,500     1,365     .59
Allegiance Corp. 7.00% 2026                                                 500      532      .23
Banking & Thrifts - 2.49%
Advanta Corp.:
 Series B, 7.00% 2001                                                     1,900     1,756
 6.98% 2002                                                               1,000      892
 6.925% 2002                                                                500      445
 Capital Trust I, Series B, 8.99% 2026                                      500      295     1.47
Dime Capital Trust I, Series A, 9.33% 2027                                  725      788      .34
Imperial Capital Trust I, Series B, 9.98% 2026                              550      588      .25
Riggs Capital Trust II 8.875% 2027 (2)                                      500      519      .22
Chevy Chase Bank, FSB 9.25% 2008                                            500      495      .21
Leisure, Tourism & Restaurants - 2.46%
Mirage Resorts, Inc. 6.625% 2005                                          2,000     1,961     .85
Royal Caribbean Cruises Ltd.:
 7.25% 2018                                                               1,000      944
 7.00% 2007                                                                 500      494      .62
William Hill Finance PLC 10.625% 2008                                    GBP750     1,274     .55
Regal Cinemas, Inc. 9.50% 2008 (2)                                         $500      525      .23
Boyd Gaming Corp. 9.50% 2007                                                500      490      .21
Transportation -  2.44%
Continental Airlines, Inc.:
 Series 1998-3, Class C-2, 7.25%  2005                                      500      501
 7.78% 2007 (5)                                                             491      498
 Series 1998-3, Class A-2, 6.32%  2008                                      500      497
 Series 1998-1, Class A, 6.648%  2019 (5)                                   500      496
 Series 1996-C 9.50% 2015 (5)                                               239      268      .97
Atlas Air, Inc., Pass-Through Trust, Series 1998-1, Class A,
 7.38% 2018 (5)                                                           1,500     1,551     .67
Jet Equipment Trust:
 Series 1995-D, 11.44% 2014 (2)                                             300      393
 Series 1994-A, 11.79% 2013 (2)                                             250      339      .32
United Air Lines, Inc. 10.67% 2004                                          500      594      .26
Airplanes Pass Through Trust, Class C, 8.15% 2019 (5)                       491      506      .22
Utilities: Electric & Gas - 1.51%
Israel Electric Corp. Ltd.:
 7.70% 2018 (2)                                                           1,000      986
 7.75% 2027 (2)                                                             620      596      .68
Cia. de Transporte de Energia Electrica en Alta Tension
 TRANSENER SA  9.25% 2008 (2)                                             1,000      940      .41
United Utilities 6.875% 2028                                                500      491      .21
Commonwealth Edison Co., Series 75, 9.875% 2020                             400      484      .21
Forest Products & Paper - 1.50%
Pindo Deli Finance Mauritius Ltd.:
 10.75% 2007                                                              1,450      877
 10.25% 2002                                                                500      303      .51
Container Corp. of America 9.75% 2003                                     1,000     1,020     .44
Fort James Corp.:
 6.625% 2004                                                                500      508
 6.875% 2007                                                                250      257      .33
Norampac Inc. 9.50% 2008                                                    500      515      .22
Multi-Industry - 1.48%
Sony Corp. 6.125% 2003                                                    2,500     2,541    1.10
Graham Packaging Co. 8.75% 2008                                             500      513      .22
Reliance Industries Ltd.:
 10.25% 2097 (2)                                                            250      188
 Series B, 10.25% 2097                                                      250      188      .16
Energy & Related Companies - 1.37%
Pioneer Natural Resources Co. 7.20% 2028                                  1,500     1,303     .56
J. Ray McDermott, SA 9.375% 2006                                            500      528      .23
McDermott Inc. 9.375% 2002                                                  400      427      .18
Petrozuata Finance Inc. 7.63% 2009 (2)                                      750      683      .30
Kelley Oil & Gas Corp. 10.375% 2006                                         300      237      .10
Cable & Telephone in the United Kingdom - 1.14%
COLT Telecom Group PLC:
 7.625% 2008                                                              DM 1,0     592
 8.875% 2007                                                                750      467
 0%/12.00% 2006 (1)                                                        $250      214      .55
NTL Inc.:
 11.50% 2008 (2)                                                            500      549
 Series B, 10.00% 2007                                                      250      260      .35
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (1)                           650      562      .24
Real Estate - 1.13%
SocGen Real Estate Co. LLC, Series A, 7.64% 2049 (2)                      1,000      933      .40
EOP Operating LP 6.625% 2005                                                500      491      .21
Irvine Apartment Communities, LP 7.00% 2007                                 500      485      .21
Security Capital Pacific Trust 7.20% 2013                                   500      449      .20
ProLogis Trust 7.05% 2006                                                   250      246      .11
Business & Public Services - 1.00%
Cendant Corp. 7.75% 2003                                                  2,000     2,010     .87
Allied Waste North America, Inc. 10.25% 2006                                250      293      .13
Asset- Backed Obligations (5) - 0.93%
Sears Credit Account Master Trust II, Series 1998-2, Class A, 5.25% 2     1,425     1,392     .60
FIRSTPLUS Home Loan Owner Trust, Series 1997-1, Class A-6, 6.95% 2015       500      504      .22
EQCC Home Equity Loan Trust, Asset-Backed Certificates, Series 1996-A,
 Class A-2, 6.95% 2012                                                      243      244      .11
Food & Household Products - 0.69%
Gruma, SA de CV 7.625% 2007                                               1,000      910      .39
AKI Inc. 10.50% 2008 (2)                                                    500      480      .21
Fage Dairy Industry SA 9.00% 2007                                           250      213      .09
Manufacturing & Materials -  0.58%
Printpack, Inc. 10.625% 2006                                                500      520      .22
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                              500      343      .15
Kaiser Aluminum & Chemical Corp. 9.875% 2002                                250      253      .11
BREED Technologies, Inc. 9.25% 2008 (2)                                     275      237      .10
Beverages & Tobacco - 0.43%
Sparkling Spring Water Group Ltd. 11.50% 2007                             1,000      990      .43
Insurance - 0.32%
Jefferson-Pilot Corp. 8.14% 2046 (2)                                        700      731      .32
Machinery & Engineering - 0.25%
United Defense Industries, Inc. 8.75% 2007                                  300      303      .13
Deere & Co. 8.95% 2019                                                      250      288      .12
Miscellaneous Services - 0.23%
Petro Stopping Centers, LP 10.50% 2007                                      500      526      .23
Independent Power Producers - 0.10%
California Energy Co., Inc. 9.875% 2003                                     200      221      .10
Non-U.S. Governments & Governmental
Authorities -  2.88%
Canadian Government:
 4.615% 2021 (4)                                                        C$2,000     1,462
 4.362% 2026 (4)                                                          1,000      692      .93
Ontario (Province of) 5.50% 2008                                         $1,500     1,508     .65
Panama (Republic of) 8.875% 2027                                          1,250     1,182     .51
Argentina (Republic of) 11.00% 2005                                         500      526      .23
United Mexican States Government Eurobonds, Global, 11.375% 2016            250      269      .12
Venezuela (Republic of) Eurobond 6.625% 2007 (3)                             452     260      .11
Poland (Republic of) Past Due Interest Bond, Bearer, 5.00% 2014 (3)         250      235      .10
Korea (Republic of) 8.875% 2008                                             200      198      .09
Deutschland Republic 8.00% 2002                                             DM 2     170      .07
Mendoza (Province of) 10.00% 2007 (2)                                      $200      151      .07
Federal Agency Obligations - Mortgage Pass-Throughs (5) -  8.00%
Government National Mortgage Assn.:
 7.00% 2023-2026                                                          4,653     4,763
 8.00% 2023                                                               2,759     2,869
 7.50% 2023-2024                                                          1,319     1,362
 6.50% 2025-2028                                                          1,184     1,196
 5.00% 2026 (3)                                                             786      794
 6.63% 2026 (3)                                                             665      671
 10.00% 2019                                                                518      562
 9.50% 2021                                                                 508      548     5.52
Fannie Mae:
 7.00% 2026                                                               1,500     1,533
 6.50% 2013-2026                                                          1,197     1,212
 6.00% 2013                                                                 947      949
 6.131% 2033 (3)                                                            780      787
 10.00% 2018-2025                                                           697      757
 9.00% 2021                                                                 466      494     2.48
Federal Agency Obligations-Other - 0.22%
Freddie Mac: 6.78% 2005                                                      500     500      .22
U.S. Treasury Obligations - 16.25%
6.25% 2003                                                               16,000     16,94
7.25% 2004                                                                6,330     7,105
7.50% 2005-2016                                                           5,000     5,835
8.875% 2017                                                               3,025     4,294
10.375% 2009-2012                                                         1,000     1,332
5.75% 2002                                                                1,000     1,038
3.711% 2002 (4)                                                           1,000     1,020   16.25
                                                                                -------- --------
TOTAL BONDS & NOTES (cost: $192,896,000)                                         191,298    82.71
                                                                                -------- -------
                                                                         Shares
                                                                      or Principal
                                                                     Amount (000)
Stocks
Common & Preferred Stocks - 4.60%
SB Treasury Co. LLC, Series A, 9.40% noncumulative                       $2,500     2,449    1.06
preferred securities, perpetual (2)
Tokai Preferred Capital Co. LLC, Series A, 9.98%                         $1,500     1,320     .57
noncumulative preferred securities(2)
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (2)       $1,300     1,255     .54
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual
 capital securities (Hong Kong) (2)                                      40,000      660      .47
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed
 perpetual capital securities (Hong Kong) (2)                            25,000      438
Fuji JGB Investment LLC, Series A, 9.87% noncumulative
preferred securities, perpetual (Japan) (2)                              $1,500     1,066     .46
ProLogis Trust(formerly Security Capital Industrial Trust),              40,000      995      .43
Series D, 7.92% preferred
IBJ Preferred Capital Co. LLC, Series A, 8.79%                           $1,000      870      .38
noncumulative preferred securities (2)
Adelphia Communications Corp., Series B, 13.00% exchangeable preferre     5,000      590      .26
CarrAmerica Realty Corp., Series B, 8.57% redeemable preferred           20,000      446      .19
Nextel Communications, Inc.:
 Series D, 13.00% exchangeable preferred, redeemable 2009 (6), (7)          290      299
 Class A (7)                                                                774       17      .14
Esat Telecom Group PLC, warrants, expire 2007 (Ireland) (2), (7)          2,000       62      .03
COLT Telecom Group PLC, warrants, expire 2006 (United Kingdom) (2), (       250       50      .02
Iridium World Communications Ltd. warrants, expire 2005 (2), (7)            250       36      .02
Globalstar Telecommunications Ltd., warrants, expire 2004 (7)               500       30      .01
Conecel Holdings Ltd., Class B, warrants, expire 2000                    15,500       23      .01
(Ecuador) (2), (7), (8)
Cellular Communications International, Inc., warrants, expire 2003 (7       250       18      .01
NTL Inc., warrants, expire 2008 (United Kingdom -                           237        7      .00
Incorporated in USA) (2), (7), (8)
McCaw International, Ltd., warrants, expire 2007 (2), (7)                 2,000        6      .00
Viatel, Inc., Series A, 10.00% convertible preferred 2015 (6) (7)            62        4      .00
Loral Space & Communications Ltd., warrants, expire 2007 (7)                250        3      .00
V2 Music Holdings, warrants, expire 2000 (7)                                575               .00

Miscellaneous - 0.22%
Other stocks in initial period of acquisition                                        517      .22
                                                                                -------- --------
TOTAL STOCKS (cost: $11,556,000)                                                  11,161     4.82
                                                                                -------- --------
                                                                      Principal
Convertible Debentures                                               Amount (000)
Industrials & Services - 2.63%
Bell Atlantic Financial Services, Inc.:
4.25% senior exchangeable note 2005 (2)                                  $2,500     2,572
5.75% senior exchangeable note 2003 (2)                                     750      770     1.45
Micron Technology, Inc. 7.00% convertible subordinated notes 2004         1,000     1,038     .45
Advanced Micro Devices, Inc. 6.00% convertible subordinated notes 200       625      609      .26
Kelley Oil & Gas Corp. 8.50% 2000                                           500      400      .17
Sunglass Hut International, Inc. 5.25% convertible subordinated notes       600      384      .17
MBI Finance Ltd. 0% 2001                                                    500      312      .13
                                                                                -------- --------
TOTAL CONVERTIBLE DEBENTURES (cost: $5,909,000)                                    6,085     2.63
                                                                                -------- --------
TOTAL EQUITY SECURITIES (cost:  $17,465,000)                                      17,246     7.45
                                                                                -------- --------
Short-Term Securities
Corporate Short-Term Notes -  10.56%
PepsiCo, Inc. 5.12% due 12/15/1998                                        3,000     2,994    1.29
CIT Group Holdings, Inc. 5.14% due 12/14/1998                             2,500     2,495    1.08
IBM Credit Corp. 5.30% due 1/5/1999                                       2,500     2,488    1.08
General Mills, Inc. 5.08% due 1/8/1999                                    2,500     2,486    1.08
Eastman Kodak Co. 5.00% due 1/25/1999                                     2,500     2,480    1.07
Vermont American Corp. 5.11% due 12/18/1998 (2)                           2,200     2,194     .95
Nordstrom Credit Inc. 5.12% due 12/18/1998                                2,200     2,194     .95
General Electric Capital Corp. 5.45% due 12/1/1998                          2100    2,100     .91
St. Paul Companies, Inc. 5.16% due 12/16/1998 (2)                           2000    1,995     .86
Procter & Gamble Co. 5.07% due 12/22/1998                                   1500    1,495     .65
A.I. Credit Corp. 5.14% due 1/4/1999                                        1100    1,095     .47
Coca-Cola Co. 5.00% due 1/19/1999                                            400     397      .17
                                                                                -------- -------
TOTAL SHORT-TERM SECURITIES (cost: $24,413,000)                                   24,413    10.56
                                                                                -------- -------

TOTAL INVESTMENT SECURITIES (cost: $234,774,000)                                 232,957   100.72
Excess of payables over cash and receivables                                        1,678     .72
                                                                                ----------------
NET ASSETS                                                                      $231,279 100.00%
                                                                                ------------------
                                                                                ------------------
1 Step bond; coupon rate will increase at a later date.

2 Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.

3 Coupon rate may change periodically.

4 Index-linked bond, whose principal amount moves with a government retail price index.

5 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

6 Payment in kind. The issuer has the option of paying additional securities in lieu of cash.

7 Non-income-producing securities.

8 Valued under procedures established by the Board of Trustees.

See Notes to Financial Statements

AMERICAN VARIABLE INSURANCE SERIES
HIGH-YIELD BOND FUND
INVESTMENT PORTFOLIO - NOVEMBER 30, 1998
CORPORATE BONDS                                                                              82.00%
NON-U.S. GOVERNMENT BONDS                                                                     1.77%
U.S. GOVERNMENT BONDS                                                                         1.43%
EQUITY SECURITIES                                                                             7.76%
CASH & EQUIVALENTS                                                                            7.04%

                                                                                          Percent
                                                                                            of Net
Largest Corporate Holdings                                                                  Assets
Nextel Communications                                                                         4.76%
Integrated Health Services                                                                    2.47
Container Corp. of America                                                                    2.30
COLT Telecom                                                                                  2.04
Viatel                                                                                        1.81
NTL                                                                                           1.66
Paracelsus Healthcare                                                                         1.63
Chancellor Media                                                                              1.57
Fox/Liberty Networks                                                                          1.50
Falcon Holding                                                                                1.45

                                                                                        Principal        Market   Percent
                                                                                            Amount        Value     Of Net
Bonds & Notes                                                                                (000)        (000)     Assets
Cellular, Paging & Wireless Communications - 13.97%
Nextel Communications, Inc.:
 0%/9.95% 2008 (1)                                                                         $11,000       $6,820      2.72%
 0%/10.65% 2007 (1)                                                                          7,500        4,969
 0%/9.75% 2004 (1)                                                                           3,750        3,675
 0%/9.75% 2007 (1)                                                                           3,000        1,897
 12% 2008 (2)                                                                                1,000        1,105
Nextel International, Inc. 0%/12.125% 2008 (1)                                               6,000        2,760
Clearnet Communications Inc.:
 0%/11.75% 2007 (1)                                                                      C$ 20,825        8,364        1.38
 0%/10.40% 2008  (1)                                                                         7,000        2,468
PageMart Wireless, Inc. 0%/11.25% 2008  (1), (2)                                           $21,650       10,176        1.30
Omnipoint Corp.:
 11.625% 2006                                                                               11,200        7,196        1.10
 8.66% 2006                                                                                  1,549        1,379
Centennial Cellular Corp. 8.875% 2001                                                        8,000        8,360        1.07
CCPR Services, Inc. 10.00% 2007                                                              7,250        7,359         .94
American Cellular Corp. 10.50% 2008 (2)                                                      5,250        5,197         .66
CTI Holdings SA 0%/11.50% 2008 (1)                                                          10,500        4,804         .61
Comcast Cellular Corp., Series B, 9.50% 2007                                                 4,000        4,320         .55
Mobile Telecommunication Technologies Corp. 13.50% 2002                                      3,500        3,920         .50
Loral Space & Communications Ltd.                                                            3,900        3,744         .48
(formerly Orion Network Systems, Inc. ) 11.25% 2007
McCaw International, Ltd. 0%/13.00% 2007 (1)                                                 6,500        3,510         .45
Comunicacion Celular SA 0%/13.125% 2003 (1)                                                  5,000        3,500         .45
Occidente Y Caribe Celular SA 0%/14.00% 2004 (1)                                             3,700        2,738         .35
CellNet Data Systems, Inc. 0%/14.00% 2007 (1)                                                9,982        1,897         .24
SpectraSite Holdings, Inc. 0%/12.00% 2008 (1), (2)                                           3,500        1,872         .24
Western Wireless Corp. 10.50% 2006                                                           1,500        1,575         .20
Telesystem International Wireless Inc. 0%/13.25% 2007 (1)                                    3,450        1,552         .20
PTC International Finance BV  0%/10.75% 2007 (1)                                             2,000        1,340         .17
Vanguard Cellular Systems, Inc. 9.375% 2006                                                  1,000        1,130         .14
Price Communications Cellular Holdings, Inc. 11.25% 2008 (3)                                 1,000          975         .12
Globalstar, LP 11.375% 2004                                                                  1,000          765         .10
Diversified Media, Cable Television &
 Telecommunications - 13.95%
Viatel Inc.:
 11.25% 2008                                                                                 6,000        6,000        1.73
 11.15% 2008                                                                               DM7,000        4,064
 0%/12.50% 2008 (1)                                                                         $5,250        3,045
 0%/12.40% 2008 (1)                                                                        DM1,000          360
Fox/Liberty Networks, LLC:
 0%/9.75% 2007 (1)                                                                          $8,765        6,267        1.50
 8.875% 2007                                                                                 5,250        5,407
Falcon Holding Group, LP:
 8.375% 2010                                                                                 6,250        6,438        1.45
 0%/9.285% 2010 (1)                                                                          7,000        4,847
Time Warner Telecom Inc.  9.75% 2008                                                         7,625        8,083        1.03
NEXTLINK Communications LLC:
 NEXTLINK Communications, Inc.:
  9.625% 2007                                                                                3,500        3,465         .95
  9.00% 2008                                                                                 3,000        2,880          .
 NEXTLINK Capital, Inc. 12.50% 2006                                                          1,000        1,100
TVN Entertainment Corp. 14.00% 2008                                                          6,500        5,720         .73
US Xchange  15.0% 2008 (2)                                                                   4,625        4,856         .62
Esat Telecom Group PLC:
 0%/12.50% 2007 (1)                                                                          4,250        2,826         .59
 11.875% 2008 (2)                                                                            1,750        1,811
V2 Music Holdings:
 0%/14.00% 2008 (1), (2)                                                                     6,900        3,657         .58
 0%/14.00% 2008 (1), (2)                                                                Pound1,000          874
Century Communications Corp. 0% 2008                                                        $8,900        4,405         .56
CSC Holdings, Inc. (formerly Cablevision Systems Corp.):
 9.875% 2013                                                                                 3,000        3,330         .56
 8.125% 2009                                                                                 1,000        1,070
KMC Telecom Holdings, Inc. 0%/12.50% 2008  (1)                                               8,500        4,080         .52
Netia Holdings BV:
 0%/11.25% 2007 (1)                                                                          3,500        2,117         .44
 10.25% 2007                                                                                 1,500        1,328
Global TeleSystems Group, Inc. 9.875% 2005                                                   3,600        3,384         .43
GST Equipment Funding, Inc. 13.25% 2007                                                      3,000        3,090         .39
Lenfest Communications, Inc. 8.25% 2008                                                      3,000        3,090         .39
Multicanal Participacoes SA, Series B, 12.625% 2004                                          2,600        2,411         .31
Hermes Euro Railtel BV 11.50% 2007                                                           1,500        1,650         .21
Newsquest Capital PLC:
 11.00% 2006                                                                                   900          999         .20
 Series B, 11.00% 2006                                                                         500          555
IMPSAT Corp. 12.375% 2008                                                                    1,750        1,518         .19
Level 3 Communications, Inc. 9.125% 2008                                                     1,500        1,496         .19
Teligent, Inc. 11.50% 2007                                                                   1,500        1,432         .18
Consorcio Ecuatoriano de Telecomunicaciones SA CONECEL :
 14.00% 2000 (2)                                                                             1,000          465         .11
 14.00% 2002                                                                                   750          420
TEVECAP SA 12.625% 2004                                                                        750          487         .06
Cellco Finance NV 15.00% 2005 (2)                                                              250          215         .03
Manufacturing & Materials - 9.06%
Anchor Glass Container Corp.:
 11.25% 2005                                                                                 5,000        5,350        1.01
 9.875% 2008                                                                                 2,500        2,513
BREED Technologies, Inc. 9.25% 2008 (2)                                                      8,500        7,310         .93
Impress Metal Packaging Holdings BV 9.875% 2007                                           DM10,250        6,661         .85
Tekni-Plex, Inc. 9.25% 2008                                                                 $5,500        5,720         .73
Flextronics International Ltd. 8.75% 2007                                                    5,500        5,637         .72
Boyds Collection Ltd. 9.00% 2008 (2)                                                         5,250        5,408         .69
Lifestyle Furnishings International Ltd. 10.875% 2006                                        4,000        4,380         .56
Printpack, Inc. 10.625% 2006                                                                 3,750        3,900         .50
Consumers International Inc. 10.25% 2005                                                     3,250        3,494         .45
Westinghouse Air Brake Co. 9.375% 2005                                                       3,000        3,105         .40
Key Plastics, Inc., Series B, 10.25% 2007                                                    3,000        2,850         .36
Samsung Electronics Co., Ltd. 7.45% 2002 (2)                                                 3,150        2,740         .35
Fairchild Semiconductor Corp. 10.125% 2007                                                   2,750        2,722         .35
Kaiser Aluminum and Chemical Corp. 12.75% 2003                                               2,350        2,326         .30
Advanced Micro Devices, Inc. 11.00% 2003                                                     2,000        2,135         .27
Ball Corp. 7.75% 2006 (2)                                                                    1,750        1,829         .23
Doe Run Resources Corp. 11.25% 2005                                                          2,000        1,460         .19
DGS International Finance Co. BV 10.00% 2007 (2)                                             2,000        1,360         .17
Broadcasting & Publishing - 8.11%
Chancellor Media Corp., Series B, 8.75% 2007                                                 6,000        6,165        1.57
Chancellor Radio Broadcasting Co.:
 8.125% 2007                                                                                 4,500        4,500
 9.375% 2004                                                                                 1,500        1,590
CBS Radio, Inc. 11.375% 2009 (3)                                                             6,782        7,901        1.01
Acme Intermediate Holdings, LLC, 0%/12.00% 2005 (1)                                          8,911        5,347         .68
American Radio Systems Corp. 9.00% 2006                                                      4,750        5,154         .66
Ziff-Davis Inc. 8.50% 2008                                                                   5,000        4,725         .60
Gray Communications Systems, Inc. 10.625% 2006                                               3,750        4,031         .52
Big City Radio, Inc. 0%/11.25% 2005 (1)                                                      6,000        4,020         .51
FrontierVision 11.00% 2006                                                                   3,000        3,360         .43
Globo Comunicacoes E Participacoes Ltda. 10.50% 2006 (2)                                     3,750        2,850         .36
Antenna TV, SA  9.00% 2007                                                                   2,750        2,489         .32
TransWestern Publishing Company:
 9.625% 2007                                                                                 2,000        2,090         .30
 9.625% 2007 (2)                                                                               250          261
Young Broadcasting Inc. 10.125% 2005                                                         2,000        2,090         .27
Telemundo Holdings, Inc. 0%/11.50% 2008 (1), (2)                                             3,000        1,770         .23
Sun Media Corp. 9.50% 2007                                                                   1,300        1,372         .18
STC Broadcasting, Inc. 11.00% 2007                                                           1,250        1,341         .17
Coaxial Communications of Central Ohio, Inc.  10.00% 2006                                    1,000        1,005         .13
Fox Family Worldwide, Inc. 0%/10.25% 2007 (1)                                                1,000          670         .09
RBS Participacoes SA 11.00% 2007 (2)                                                         1,000          650         .08
Forest Products & Paper - 5.57%
Container Corp. of America:
 9.75% 2003                                                                                 14,600       14,892        2.30
 Series A, 11.25% 2004                                                                       2,000        2,060
 Series B, 10.75% 2002                                                                       1,000        1,025
Graham Packaging Co., GPC Capital Corp. I 8.75% 2008                                         4,250        4,356        1.11
Graham Packaging Holdings Co. 0%/10.75% 2009 (1)                                             6,250        4,344
Paperboard Industries International Inc. 8.375% 2007                                         4,000        3,960         .51
Indah Kiat Finance Mauritius Ltd.:
 11.875% 2002                                                                                2,900        2,139         .48
 10.00% 2007                                                                                 2,550        1,651
Advance Agro PCL 13.00% 2007  (2)                                                            4,500        3,780         .48
Pindo Deli Finance Mauritius Ltd.:
 10.75% 2007                                                                                 2,200        1,331         .29
 10.25% 2002                                                                                 1,500          907
Norampac Inc.:
 9.50% 2008                                                                                  1,500        1,545         .28
 9.375% 2008                                                                              C$ 1,000          676
Copamex Industrias, SA de CV, Series B, 11.375% 2004                                        $1,000          960         .12
Leisure, Tourism & Restaurants - 5.28%
AMF Bowling Worldwide, Inc. (formerly AMF Group):
 10.875% 2006                                                                                8,000        6,800        1.19
 0%/12.25% 2006  (1)                                                                         4,466        2,546
Boyd Gaming Corp.:
 9.25% 2003                                                                                  6,250        6,406         .94
 9.50% 2007                                                                                  1,000          980
Hard Rock Hotel, Inc. 9.25% 2005                                                             6,000        6,030         .77
William Hill Finance PLC 10.625% 2008                                                   Pound3,550        6,030         .77
Friendly Ice Cream Corp. 10.50% 2007                                                        $3,000        3,090         .39
Premier Parks, Inc. 0%/10.00% 2008  (1)                                                      3,750        2,550         .33
Sun International Hotels Ltd., Sun International
 North America, Inc.:
  8.625% 2007                                                                                1,500        1,549         .30
  9.00% 2007                                                                                   750          787
Regal Cinemas, Inc. 9.50% 2008 (2)                                                           2,000        2,100         .27
FelCor Suites LP 7.375% 2004                                                                 1,750        1,617         .21
Rio Hotel & Casino, Inc. 10.625% 2005                                                          750          825         .11
Health & Personal Care - 4.92%
Integrated Health Services, Inc.:
 Series A, 9.25% 2008                                                                        6,750        6,581        2.09
 10.25% 2006                                                                                 5,000        5,100
 Series A, 9.50% 2007                                                                        4,750        4,691
Paracelsus Healthcare Corp. 10.00% 2006                                                     14,000       12,740        1.63
Mariner Health Group, Inc. 9.50% 2006                                                        6,625        6,492         .83
Tenet Healthcare Corp. 8.00% 2005                                                            1,500        1,553         .20
Unison HealthCare Corp. 13.00% 2006 (2), (4), (5)                                            6,600        1,320         .17
Cable & Telephone in the United Kingdom - 4.78%
COLT Telecom Group PLC:
 0%/12.00% 2006 (1)                                                                         11,250        9,647        1.75
 8.875% 2007                                                                               DM6,500        4,049
NTL Inc.:
 0%/10.75% 2008 (1), (2)                                                                Pound7,500        6,184        1.65
 0%/9.75% 2008 (1), (2)                                                                     $5,500        3,520
 11.5% 2008 (2)                                                                              1,500        1,646
 Series B, 10.00% 2007                                                                       1,500        1,560
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (1)                                           10,000        8,650        1.11
TeleWest Communications PLC 9.625% 2006                                                      2,000        2,090         .27
Food & Food Retailing -  3.57%
Fage Dairy Industry SA 9.00% 2007                                                           10,500        8,925        1.14
Home Products International, Inc. 9.625% 2008                                                7,500        7,275         .93
Randall's Food Markets, Inc. 9.375% 2007                                                     5,750        6,095         .78
Favorite Brands International, Inc. 10.75% 2006 (2)                                          4,125        3,383         .43
Carr-Gottstein Foods Co. 12.00% 2005                                                         2,000        2,300         .29
Beverages - 2.77%
Delta Beverage Group, Inc. 9.75% 2003                                                        6,200        6,541         .84
Sparkling Spring Water Group, Ltd. 11.50% 2007                                               5,500        5,445         .70
Canandaigua Wine Co., Inc.:
 Series C, 8.75% 2003                                                                        3,750        3,834         .69
 8.75% 2003                                                                                  1,500        1,534
Standard Commercial Corp. 8.875% 2005                                                        4,250        4,186         .54
Energy & Related Companies - 2.73%
Kelley Oil & Gas Corp. 10.375% 2006                                                          8,000        6,320         .81
Cross Timbers Oil Co.:
 Series B, 9.25% 2007                                                                        3,000        3,000         .54
 8.75% 2009                                                                                  1,250        1,216
Benton Oil and Gas Co.:
 11.625% 2003                                                                                2,000        1,500         .34
 9.375% 2007                                                                                 1,950        1,189
Michael Petroleum Corp. 11.50% 2005                                                          2,450        1,960         .25
Pogo Producing Co. 8.75% 2007                                                                2,000        1,960         .25
Crown Castle International Corp. 0%/10.625% 2007 (1)                                         2,500        1,713         .22
McDermott Inc. 9.375% 2002                                                                   1,000        1,068         .17
J. Ray McDermott, SA 9.375% 2006                                                               250          264
Lomak Petroleum, Inc. 8.75% 2007                                                             1,250        1,188         .15
Miscellaneous Services - 1.90%
Allied Waste North America, Inc. 10.25% 2006                                                 8,300        9,711        1.24
Iron Mountain Inc.:
 10.125% 2006                                                                                1,500        1,635         .25
 8.75% 2009                                                                                    350          357
EarthWatch Inc., units, 12.50% 2001 (2), (4), (5)                                            2,000        1,600         .20
Teletrac, Inc. 14.00% 2007                                                                   4,100        1,435         .18
Reliance Industries Ltd. 10.50% 2046                                                           250          200         .03
Banking & Financial Services - 1.82%
Advanta Corp.:
 6.98% 2002                                                                                  2,000        1,784         .58
 6.925% 2002                                                                                 2,000        1,781
 7.50% 2000                                                                                  1,000          950
Wharf International Finance Ltd. 7.625% 2007                                                 3,000        2,426         .31
Dime Capital Trust I, Dime Bancorp, Inc.,                                                    2,000        2,175         .28
Series A, 9.33% 2027
AT&T Capital Corp. 6.60% 2005                                                                1,500        1,460         .19
Chase Commercial Mortgage Securities Corp. 6.39% 2008                                        1,522        1,295         .17
BT Institutional Capital Trust B 7.75% 12-01-26 (2)                                          1,000        1,030         .13
Komercni Finance BV 9.00%/10.75% 2008 (1), (2)                                                 750          574         .07
Amresco Inc. 9.875% 2005                                                                       600          432         .06
Wilshire Financial Services Group Inc. 13.00% 2004                                           1,500          270         .03
Transportation -  1.04%
Teekay Shipping Corp. 8.32% 2008                                                             3,500        3,482         .45
USAir, Inc. Pass-Through Trust, Series 1993-A3,                                              3,000        3,387         .43
10.375% 2013 (6)
Delta Air Lines, Inc., Series 1991-I, 10.00% 2014 (2)                                        1,000        1,255         .16
Consumer Products - 0.90%
AKI Inc. 10.50% 2008 (2)                                                                     3,250        3,120         .53
AKI Holding Inc. 0%/13.50% 2009 (1), (2)                                                     2,750        1,059
Zilog, Inc. 9.50% 2005                                                                       3,000        2,340         .30
WestPoint Stevens Inc. 7.875% 2005                                                             500          515         .07
Machinery & Engineering - 0.75%
LES, Inc. 9.25% 2008 (2)                                                                     5,625        5,850         .75
Private Issue Collateralized Mortgage/
Asset-Backed Obligations (6)
Kmart Corp., Series K-2, 9.78% 2020                                                          2,000        2,191         .28
Dr Structured Finance Corp., Series 1994 K-2, 9.35% 2019                                     1,500        1,530         .20
Textiles & Apparel - 0.21%
Tultex Corp. 10.625% 2005                                                                    2,500        1,625         .21
Protection Services - 0.19%
Protection One Alarm Monitoring, Inc. 0%/13.625% 2005 (1)                                    1,300        1,482         .19
Non-U.S. Governments & Governmental
 Authorities - 1.77%
Panama (Republic of):
 Interest Reduction Bond 3.75% 2014 (2), (7)                                                $3,000        2,303         .57
 8.875% 2027                                                                                 2,250        2,127
United Mexican States Government:
 11.375% 2016                                                                                2,750        2,963         .41
 11.50% 2026                                                                                   250          269
Argentina (Republic of):
 11.00% 2006                                                                                 1,500        1,534         .32
 9.75% 2027                                                                                    800          720
 11.375% 2017                                                                                  250          254
Philippines (Republic of) 8.875% 2008                                                        1,750        1,732         .22
Korea (Republic of)  8.875% 2008                                                             1,000          989         .13
Poland (Republic of) Past Due Interest Bond 5.00% 2014  (7)                                  1,000          940         .12
U.S. Treasury Obligations - 1.43%
 7.50%  2005                                                                                 8,000        9,164        1.43
 6.875%  2006                                                                                1,770        1,999
TOTAL BONDS & NOTES (cost: $699,597,000)                                                                666,490       82.48
                                                                                           Number
                                                                                                of
Stocks                                                                                      Shares

Common & Preferred Stocks - 6.13%

Nextel Communications, Inc., Series E,  11.125% 2010  (3), (8)                              12,881       11,594        2.04
Nextel Communications, Inc., Series D, 13.00% exchangeable                                   4,078        4,201
preferred (3), (8)
Nextel Communications, Inc. Class A (8)                                                      5,422          117
Nextel Communications, Inc., warrants, expire 1999 (4), (8)                                  9,500            1
Dobson Communications Corp. 12.250% 2008 (3), (8)                                            4,126        3,919         .51
Fuji JGB Investment LLC, Series A, 9.87% noncumulative
preferred securities, perpetual (Japan) (2)                                                 $5,000        3,554         .45
Tokai Preferred Capital Co. LLC, Series A,                                                  $4,000        3,520         .45
9.98% noncumulative preferred (2)
IXC Communications, Inc. 12.50% exchangeable preferred                                       2,911        3,115         .40
2009 (3), (8)
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed
perpetual capital  securities (Hong Kong) (2)                                              160,000        2,640         .34
COLT Telecom Group PLC warrants, expire 2006                                                11,250        2,250         .29
(United Kingdom) (2), (8)
Jacor Communications, Inc. (8)                                                              35,000        2,037         .26
Chevy Chase Preferred Capital Corp. 10.375%                                                 39,000        1,989         .25
exchangeable preferred
Cellular Communications International, Inc. (8)                                             15,300          954         .18
Cellular Communications International, Inc. warrants, expire 2003 (8)                        6,500          468
Omnipoint Corp. 7.00% convertible preferred (2)                                             62,000        1,286         .16
Kelley Oil & Gas Corp., convertible preferred                                               90,000        1,283         .16
Adelphia Communications Corp., preferred,                                                   10,000        1,180         .15
Series B, 13.00% 2009 (8)
IBJ Preferred Capital Co. LLC, Series A, 8.79%
noncumulative
preferred  securities, perpetual (2)                                                        $1,000          870         .11
CellNet Data Systems, Inc.  (5), (8)                                                       112,000          526         .09
CellNet Data Systems, Inc. warrants, expire 2007 (2), (8)                                   20,870          167
Comunicacion Celular SA, Class B, warrants, expire 2003                                      5,000          400         .05
(Colombia) (2), (8)
Acme Televison, LLC  (2),  (8)                                                                 363          362         .05
ACME Intermediate Holdings, LLC  (2), (8)                                                    5,970          358         .05
Viatel, Inc., Series A, 10.00% convertible preferred (3), (8)                                5,114          337         .04
Verio Inc., warrants, expire 2004  (2), (8)                                                  7,350          239         .03
EarthWatch Inc.12.00% convertible preferred,                                               350,000          175         .02
Series C (2), (3), (5), (8)
Loral Space & Communications Ltd. (formerly Orion Network
 Systems, Inc. ), warrants, expire 2007 (8)                                                 11,250          135         .02
Protection One Alarm Monitoring, Inc. warrants,                                              6,400           67         .01
expire 2005 (2), (8)
Globalstar Telesystem, warrants, expire 2004 (8)                                             1,000           60         .01
NTL Inc., warrants, expire 2008 (United Kingdom--                                            1,425           42         .01
Incorporated in USA) (2), (8)
Conecel Holdings Ltd., Class B, warrants, expire                                            25,900           39         .00
2000 (Ecuador) (2), (8)
Esat Telecom Group PLC, warrants, expire 2007                                                1,250           39         .00
(Ireland) (2), (8)
KMC Telecom Holdings Inc., warrants expire 2008 (2), (8)                                     9,500           24         .00
Teletrac Holdings, Inc., warrants, expire 2007 (2), (8)                                      4,100           23         .00
McCaw International, Ltd. warrants, expire 2007 (2), (8)                                     2,500            7         .00
V2 Music Holdings, warrants (United Kingdom):
 expire 2008 (2), (8)                                                                        6,900            0         .00
 expire 2008 (8)                                                                             1,000            0


Miscellaneous - 0.18%
Other stocks in initial period of acquisition                                                             1,386         .18
                                                                                                       --------   --------
TOTAL STOCKS (cost: $55,131,000)                                                                         49,364       6.31
                                                                                                       --------   --------


                                                                                        Principal        Market   Percent
                                                                                            Amount        Value     Of Net
Convertible Debentures                                                                       (000)        (000)     Assets

Industrials & Services -  1.41%
Integrated Health Services, Inc. 5.75%  2001                                               $ 3,500        3,045         .38
Advanced Micro Devices, Inc. 6.00%  2005                                                     2,400        2,340         .30
Jacor Communications, Inc.0% 2018                                                            4,750        2,138         .27
Sunglass Hut International, Inc. 5.25% 2003                                                  2,125        1,360         .17
Pilipino Telephone International Holding Corp. 1.75% 2006                                    1,875          994         .13
MBI Finance Ltd. 0.0% 2001                                                                   1,500          937         .12
Viatel, Inc.10.00% 2011                                                                      DM422          286         .04

Miscellaneous - 0.04%
Other convertible debentures in initial period of acquisition                                               280         .04
                                                                                                       --------   --------
TOTAL CONVERTIBLE DEBENTURES (cost: $11,940,000)                                                         11,380        1.45
                                                                                                       --------   --------

TOTAL EQUITY SECURITIES (cost: $67,071,000)                                                              60,744        7.76
                                                                                                       --------   --------
Short-Term Securities
Corporate Short-Term Notes -  2.91%
General Electric Capital Corp. 5.45% due 12/1/98                                          $ 13,100       13,098        1.68
Ameritech Corp. 5.04% due 1/12/99                                                            9,700        9,641        1.23

Federal Agency Discount Notes -  2.42%
Federal Home Loan Banks 4.81%-5.10% due 12/16/98-1/31/99                                    19,000       18,943        2.42

                                                                                                       --------   --------
TOTAL SHORT-TERM SECURITIES (cost: $41,683,000)                                                          41,682        5.33
                                                                                                       --------    -------

TOTAL INVESTMENT SECURITIES (cost: $808,351,000)                                                        768,916      0.96%
Excess of cash and receivables over payables                                                             13,386        1.71
                                                                                                      ---------    -------
NET ASSETS                                                                                             $782,302       1.71
                                                                                                      =========    =======


(1) Step bond; coupon rate will increase at a later date.

(2) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.
(3) Payment in kind. The issuer has the option of paying additional securities in lieu of cash.
(4) Issue in Default.

(5) Valued under procedures established by the Board of Trustees.

(6) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity of these securities is shorter than the stated maturity.
(7) Coupon rate changes periodically.

(8) Non-income-producing securities.



American Variable Insurance Series
U.S. Government/AAA-Rated Securities Fund
Investment Portfolio, November 30, 1998
------------------------------------------------              --------    -------- --------
U.S. TREASURY OBLIGATIONS                                        29.34%
FEDERAL AGENCY MORTGAGE-RELATED SECURITIES                       29.50
PRIVATE MORTGAGE & ASSET-BACKED SECURITIES                       33.12
CASH & EQUIVALENTS                                                2.11
CORPORATE BONDS                                                   2.91
OTHER FEDERAL OBLIGATIONS                                         3.02
------------------------------------------------              --------    -------- --------
                                                              Principal     Market Percent
                                                                Amount      Value   of Net
Bonds & Notes                                                   (000)       (000)   Assets
------------------------------------------------              --------    -------- --------
U.S. Treasury Obligations - 29.34%
8.875% 2017                                                    $34,800     $49,394
10.375% 2009                                                    27,500      35,243
7.25% 2004                                                      17,840      20,003
12.00% 2013                                                     10,000      15,302
10.75% 2003                                                      9,850      12,192
7.125% 2023                                                      7,200       8,940
7.875% 2021                                                      5,750       7,628
6.125% 2007                                                      4,655       5,078
11.625% 2004                                                     2,820       3,810
3.493% 2007 (1)                                                  2,750       2,772  29.34%
3.65% 2028 (1)                                                   2,000       2,014
7.50% 2005                                                       1,740       1,993
7.00% 2006                                                       1,478       1,682
6.25% 2007                                                         750         824

Collateralized Mortgage Obligations
 (Privately Originated) (2) - 26.20%
Morgan Stanley Capital I, Inc.:
 Series 1998-HF2, Class A-2, 6.48% 2030                         10,000      10,367
 Series 1998-1, Class A-5, 6.75% 2013                            8,147       8,236
 Series 1997-HF1, Class A-1, 6.86% 2006 (3)                      4,572       4,709
 Series 1998-HF2, Class A-1, 6.01% 2030                          3,000       3,035
 Series 1998-WF2, Class A-1, 6.34% 2030                          2,926       2,999
 Series 1998-WF1, Class A-1, 6.25% 2007                          2,529       2,577     5.61
Prudential-Bache CMO Trust III, 9.44% 2018                      14,000      14,066     2.47
Westam Mortgage, Class 4-H, 8.95% 2018                          11,000      11,337     1.99
Ocwen Residential MBS Corp.,
 Series 1998-R1, Class AWC, 2.459% 2027 (3)                      9,671       9,525     1.68
Structured Asset Securities Corp.:
 Series 1998-RF2, Class A, 8.577% 2027 (3)                       3,561       3,805
 Series 1998-RF1, Class A, 8.696% 2027 (3)                       3,393       3,649
 Series 1996-CFL, Class A1-C, 5.944% 2028                        1,465       1,462     1.57
Nomura Asset Securities Corp., Series 1998-D6,
 Class A-A1, 6.28% 2030                                          7,649       7,789     1.37
G E Capital Mortgage Services, Inc., Series 1994-15,
 Class A-10, 6.00% 2009                                          8,000       7,655     1.35
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1,
 Class A-1, 6.22% 2031                                           7,236       7,354     1.29
Mortgage Capital Funding, Inc., Series 1998-MC1,
 Class A-1, 6.42% 2030                                           6,274       6,465     1.14
CS First Boston Mortgage Securities Corp., Series 1998-C1,
 Class A-1A, 6.26% 2040                                          6,131       6,257     1.10
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2008                            3,000       3,096
 Series 1998-1, Class A-1, 6.34% 2030                            2,907       2,976     1.07
Merrill Lynch Mortgage Investors, Inc.:
 Series 1997-C1, Class A-1, 6.95% 2029 (4)                       2,803       2,916
 Series 1995-C3, Class A-3, 7.062% 2025                          1,500       1,558
 Series 1995-C3, Class A-2, 6.822% 2025 (4)                      1,500       1,536     1.06
Commercial Mortgage Acceptance Corp.:
 Series 1998-C1, Class A-1, 6.23% 2007                           2,454       2,501
 Series 1998-C2, Class A-1, 5.80% 2006                           1,486       1,494      .70
AMRESCO Commercial Mortgage Funding I Corp., Series 1997-C1,
 Class A-1, 6.73% 2029                                           3,346       3,424      .60
J.P. Morgan Commercial Mortgage Finance Corp., Series 1995-C1,
 Class A-2, 7.452% 2010 (4)                                      3,000       3,041      .53
Nationsbanc Montgomery Funding Corp., Series 1998-5,
 Class A-1, 6.00% 2013                                           3,000       2,974      .52
Norwest Asset Securities Corp.:
 Series 1998-8, Class A-1,6.50% 2013                             1,415       1,422
 Series 1998-31, Class A-1, 6.25% 2014                           1,300       1,297      .48
Freddie Mac, Series 1998-A, Class A-3, 6.69% 2020 (3)            2,000       2,023      .36
LB Commercial Conduit Mortgage Trust, Series 1998-C1,
 Class A-1, 6.33% 2004                                           1,901       1,940      .34
DLJ Mortgage Acceptance Corp., Series 1996-CF1,
 Class A-1A, 7.28% 2028                                          1,653       1,734      .30
GMAC Commercial Mortgage Securities Inc., Series 1997-C1,
 Class A-3, 6.869% 2007                                          1,500       1,590      .28
DLJ Commercial Mortgage Corp., Series 1998-CF2,
 Class A-1B, 6.24% 2031                                          1,250       1,277      .23
Ryland Acceptance Corp., Series 1988-E(Z), 7.95% 2019              907         934      .16

Federal Agency Obligations - Mortgage
Pass-Throughs (2) - 25.30%
Government National Mortgage Assn.:
7.00% 2023-2026                                                 15,377      15,744
8.50% 2021-2023                                                  6,993       7,467
6.875% 2021-2024 (4)                                             7,198       7,275
6.00% 2013                                                       6,838       6,876
6.50% 2028                                                       6,346       6,403
8.00% 2023-2026                                                  5,837       6,070
9.50% 2019-2021                                                  3,427       3,700    11.63
7.50% 2022-2028                                                  3,516       3,632
7.375% 2024 (4)                                                  2,287       2,312
10.00% 2019                                                      2,073       2,249
7.00% 2018 (4)                                                   1,514       1,535
5.50% 2013                                                       1,096       1,080
9.00% 2009-2016                                                    931         998
6.625% 2018 (4)                                                    666         677
10.50% 2019                                                         87          96
11.00% 2019                                                         27          30
12.00% 2012-2014                                                     5           5
Fannie Mae:
6.00% 2013                                                      10,971      10,985
6.50% 2013-2028                                                  9,166       9,267
8.50% 2023-2027                                                  6,770       7,107
8.00% 2024                                                       5,358       5,571
7.00% 2026-2028                                                  5,311       5,425
13.00% 2015                                                      2,565       3,065
10.00% 2018                                                      2,574       2,789
12.00% 2028                                                      1,901       2,207     9.27
7.50% 2009                                                       2,122       2,183
9.00% 2011-2025                                                  2,023       2,137
5.50% 2013                                                       2,012       1,982
Freddie Mac:
6.00% 2013                                                       8,920       8,937
8.25% 2008-2009                                                  2,982       3,093
8.00% 2012                                                       2,897       2,982
6.50% 2013                                                       2,144       2,175
5.50% 2013                                                       1,980       1,951     4.02
7.00% 2008                                                       1,873       1,917
9.00% 2022                                                       1,240       1,311
8.50% 2018                                                         390         412
9.50% 2016                                                          93          99
12.00% 2016                                                          1           1
Freddie Mac Gold 9.00% 2028                                      2,033       2,142      .38

Asset-Backed Obligations (2) - 6.92%
Green Tree Financial Corp.:
 Series 1995-9, Class A-5, 6.80% 2027                            5,000       5,053
 Series 1996-7, Class A-6, 7.65% 2027                            3,000       3,094
 Series 1996-10, Class A-5, 6.83% 2028                           2,500       2,535
 Series 1997-6, Class A-6, 6.90% 2029                            2,500       2,534
 Series 1995-3, Class A-5, 7.30% 2025                            2,050       2,085     2.69
Sears Credit Account Master Trust, Series 1998-2,
 Class A, 5.25%, 2008                                            5,300       5,179      .91
Chase Credit Card Master Trust, Series 1997-5, Class A, 6.194%   4,000       4,116      .72
ContiMortgage Home Equity Loan Trust 1996-4,
 Class A-4, 6.37% 2011                                           3,742       3,734      .66
First Chicago Master Trust II, Series 1995-M,
 Class A, 5.518% 2003 (4)                                        3,500       3,488      .61
Chevy Chase Master Credit Card Trust, Series 1996-C,
 Class A, 5.418% 2007 (4)                                        3,000       2,962      .52
Standard Credit Card Master Trust 1994-4, Class A,
 8.25% 2003                                                      2,500       2,659      .47
Bombardier Capital Mortgage Securitization Corp., Series 1998-A,
 Class A-3, 6.23% 2028                                           2,000       1,943      .34

Collateralized Mortgage Obligations
 (Federal Agencies) (2) - 4.20%
Freddie Mac:
 Series 1567, Class A, 5.713% 2023 (4)                           8,145       7,873
 Series 1948, Class PJ, 6.65% 2027                               4,000       3,971
 Series 1716, Class A, 6.50% 2009                                2,250       2,254
 Series 1507, Class JZ, 7.00% 2023                                 587         606
 Series 2030, Class F, 5.778% 2028                                 379         382
 Series 83-B, Class B-3, 12.50% 2013                               312         352     2.71
Fannie Mae:
 Series 1997-M6, Class ZA, 6.85% 2026                            5,446       5,458
 Series 1998-M6, Class A-2, 6.32% 2008                           1,000       1,036
 Series 1997-28, Class C, 7.00% 2027                             1,000       1,015
 Series 1994-4, 6.50% 2024                                         964         941     1.49

Federal Agency Obligations - Other - 3.02%
Fannie Mae:
 5.75% 2005                                                      3,000       3,108
 6.00% 2008                                                      2,000       2,101      .92
Freddie Mac 5.75% 2008                                           4,500       4,637      .82
Federal Home Loan Bank:
 5.80% 2008                                                      2,000       2,062
 5.125% 2003                                                     2,500       2,508      .80
Tennesee Valley Authority, Series G, 5.375% 2008                 2,750       2,761      .48

Development Authorities - 2.41%
Inter-American Development Bank  8.875% 2009                    10,000      12,683     2.23
Asian Development Bank  5.75% 2003                               1,000       1,021      .18

Financial - 0.31%
Toyota Motor Credit Corp., 6.00% 2003 (Japan)                    1,750       1,785      .31

Foreign Governmental Authorities - 0.19%
KfW International Finance Inc., 7.625% 2004 (Germany)            1,000       1,100      .19

                                                                       --------------------
TOTAL BONDS & NOTES (cost: $541,273,000)                                   556,818    97.89
                                                                       --------------------

Short-Term Securities
------------------------------------------------
Corporate Short-Term Notes - 5.76%
General Motors Acceptance Corp. 5.19% due 12/14/1998            11,800      11,776     2.07
General Electric Capital Corp. 5.45% due 12/1/1998              11,000      10,998     1.93
Eastman Kodak Co. 5.11% due 12/8/1998                           10,000       9,989     1.76

Federal Agency Discount Notes - 0.61%
Freddie Mac 4.93% due 2/5/1999                                   3,500       3,467      .61
                                                                       --------------------
TOTAL SHORT-TERM SECURITIES (cost: $36,230,000)                             36,230     6.37
                                                                       --------------------
TOTAL INVESTMENT SECURITIES (cost: $577,503,000)                           593,048   104.26

Excess of payables over cash and receivables                                24,219     4.26
                                                                       --------------------
NET ASSETS                                                                $568,829 100.00%
                                                                       ====================

(1) Index-linked bond, which is a floating rate bond whose principal amount moves with a government retail price index.

(2) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity of these securities is shorter than the stated maturity.

(3) Purchased in a private placement transaction;
  resale to the public may require registration or sale only to qualified institutional buyers.

(4) Coupon rate may change periodically.

(5) Step bond; coupon rate will
  increase at a later date.

 See Notes to Financial Statements


American Variable Insurance Series
Cash Management Fund
Investment Portfolio, November 30, 1998
                                                                 Principal      Market
                                                                    Amount       Value   Percent of
Short-Term Securities                                                (000)       (000)   Net Assets


Corporate Short-Term Notes - 74.03%
Shell Oil Co. 5.06% due 12/10/1998                                 $10,000    $  9,986        3.52%
Procter & Gamble Co. 5.02%-5.12% due 12/11/1998-1/6/1999             8,500         8465        2.99
A.I. Credit Corp. 5.14%-5.18% due 1/4-1/12/1999                      8,100         8054        2.84
E.I. du Pont de Nemours and Co. 5.00%-5.17% due 12/7-12/8/1998       7,600       7,592         2.68
Yale University 5.20% due 1/7/1999                                   7,500         7459        2.63
Consolidated Natural Gas Co. 5.12% due 12/10/1998                    7,200         7190        2.54
Eastman Kodak Co. 5.00% due 12/17/1998                               6,700         6684        2.36
Lucent Technologies Inc. 5.05% due 1/8-1/13/1999                     6,700         6660        2.35
Harvard University 5.15% due 12/3/1998                               6,500         6497        2.29
General Electric Capital Corp. 5.23% due 12/4/1998                   6,500       6,496         2.29
American Express Credit Corp. 5.21% due 12/11/1998                     6500        6490        2.29
IBM Credit Corp. 5.30% due 1/5/1999                                  6,300       6,267         2.21
Colgate-Palmolive Co. 5.15% due 12/1/1998 (1)                        6,000       5,999         2.12
General Motors Acceptance Corp. 5.16% due 12/3/1998                  6,000         5998        2.12
Motorola, Inc. 5.17% due 12/3/1998                                   6,000       5,997         2.12
SBC Communications Inc. 4.85% due 12/11/1998 (1)                     6,000       5,991         2.11
Amoco Corp. 4.83% due 12/15/1998                                     6,000       5,988         2.11
Minnesota Mining and Manufacturing Co. 5.06% due 12/15/1998          6,000         5987        2.11
St Paul Companies, Inc. 5.16% due 12/16/1998 (1)                     6,000         5986        2.11
Rockwell International Corp. 4.87% due 12/22/1998                    6,000         5982        2.11
BellSouth Telecommunications, Inc. 4.99%-5.08%
 due 12/8/1998-1/20/1999                                             6,000         5975        2.11
General Mills Inc. 5.25% due 1/11/1999                               6,000         5963        2.10
International Lease Finance Corp. 5.11% due 1/19/1999                6,000         5957        2.10
Household Finance Corp. 5.00%-5.03% due 12/2-12/22/1998              5,900         5892        2.08
Vermont American Corp. 4.82%-5.11% due 12/18-12/31/1998 (1)          5,100         5083        1.79
Hershey Foods Corp. 4.97% due 12/10/1998                             5,000         4993        1.76
Ameritech Corp. 5.00% due 1/12/1999                                  5,000       4,970         1.75
Duke Energy Corp. 5.05% due 1/12/1999                                5,000         4970        1.75
Duke University 5.10% due 1/15/1999                                  5,000         4967        1.75
Gannett Co. 5.05% due 1/11/1999 (1)                                  4,500         4474        1.58
Ford Motor Credit Co. 5.24% due 1/29/1999                            4,200       4,163         1.47
H.J. Heinz Co. 5.15% due 12/1/1998                                   4,000         3999        1.41
Coca-Cola Co. 5.00% due 1/19/1999                                    4,000       3,972         1.40
PepsiCo, Inc. 5.05% due 1/5/1999                                     3,800       3,781         1.33
Walt Disney Co. 5.13% due 12/7/1998                                  3,600       3,596         1.27
Johnson & Johnson 5.00% due 12/14/1998 (1)                           3,600       3,593         1.27
CIT Group Holdings, Inc. 5.24% due 1/14/1999                         3,500       3,477         1.23
Nordstrom Credit Inc. 5.12% due 12/18/1998                           2,000       1,995         0.70
Schering Corp. 5.00% due 12/2/1998                                   1,372       1,372         0.48
Pfizer Inc 5.09% due 12/2/1998 (1)                                     900         900         0.32

Federal Agency Discount Notes - 22.66%
Federal Home Loan Banks 5.00%-5.056% due 12/4/1998-1/29/1999        25,300        25246        8.90
Fannie Mae 5.00%-5.12% due 12/22/1998-1/15/1999                     22,643        22514        7.94
Freddie Mac 5.05%-5.06% due  12/1-12/2/1998                         16,500        16497        5.82


                                                                            ----------   ----------
TOTAL INVESTMENT SECURITIES (cost: $284,117,000)                                 284117      100.21
Excess of payables over cash and receivables                                        601        0.21
                                                                            ----------   ----------
NET ASSETS                                                                    $283,516      100.00%
                                                                            ==========   ==========

(1) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

See Notes to Financial Statements

American Variable Insurance Series
FINANCIAL STATEMENTS
Statement of Assets and Liabilities
at November 30, 1998
(dollars in thousands, except per-share
 data)                                                       Global
                                             Global           Small                          Inter-
                                             Growth  Capitalization           Growth       national
                                               Fund            Fund             Fund           Fund
---------------------------------        ----------      ----------       ----------     ----------
ASSETS:
Investment securities at market            $253,930         $73,712       $5,651,380     $2,726,885
Cash                                             78
Receivables for-
 Sales of investments                                                         18,927          4,275
 Sales of fund's shares                         100             105              911            174
 Open forward currency
  contracts                                      -               -                -
 Dividends and
  interest                                      149              61              964          6,725
                                        ----------      ----------       ----------     ----------
                                            257,490          73,914        5,672,213      2,738,354
LIABILITIES:                            ----------      ----------       ----------     ----------
Payables for-
 Purchases of investments                     2,010           1,618           43,658         15,322
 Repurchases of fund's shares                                                  3,503
 Open forward currency
  contracts                                      -               -                -              -
 Management services                            139              46            1,754          1,254
 Distribution fees - Class 2
 Other expenses                                  14               2              130            407
                                        ----------      ----------       ----------     ----------
                                              2,188           1,672           49,105         19,641
NET ASSETS AT                            ----------      ----------       ----------     ----------
 November 30, 1998 (Total $19,473,619)     $255,302         $72,242       $5,623,108     $2,718,713
                                        ===========     ===========      ===========    ===========
Investment securities at cost              $228,514         $77,420       $4,026,891     $2,112,182
                                        ===========     ===========      ===========    ===========

Class 1 (unlimited shares authorized):
 Net assets                                $131,691         $54,833       $5,312,603     $2,592,639
 Shares of beneficial interest
  outstanding                            10,111,982       6,019,266       96,747,129    156,465,710
 Net asset value per share                   $13.02           $9.11           $54.91         $16.57

Class 2 (unlimited shares authorized):
 Net assets                                $123,611         $17,409         $310,505       $126,074
 Shares of beneficial interest
  outstanding                             9,496,959       1,912,201        5,657,846      7,612,694
 Net asset value per share                   $13.02           $9.10           $54.88         $16.56




                                            Growth-           Asset                      High-Yield
                                             Income      Allocation             Bond           Bond
                                               Fund            Fund             Fund           Fund
---------------------------------        ----------      ----------       ----------     ----------
ASSETS:
Investment securities at market          $7,264,400      $1,664,150         $232,957       $768,916
Cash                                            382              85                4             30
Receivables for-
 Sales of investments                        18,088             823               -             231
 Sales of fund's shares                       1,218             419              334            873
 Open forward currency
  contracts                                      -               -                                -
 Dividends and
  interest                                    9,854           9,064            3,363         13,692
                                        ----------      ----------       ----------     ----------
                                          7,293,942       1,674,541          236,677        783,742
LIABILITIES:                            ----------      ----------       ----------     ----------
Payables for-
 Purchases of investments                    21,270           3,268            5,289          1,065
 Repurchases of fund's shares                                                                    21
 Open forward currency
  contracts                                      -               -                -               9
 Management services                          2,037             586               95            308
 Distribution fees - Class 2
 Other expenses                                 191              40                3             24
                                        ----------      ----------       ----------     ----------
                                             26,225           3,930            5,398          1,440
NET ASSETS AT                            ----------      ----------       ----------     ----------
 November 30, 1998 (Total $19,473,619)   $7,267,717      $1,670,611         $231,279       $782,302
                                        ===========     ===========      ===========    ===========
Investment securities at cost            $5,798,153      $1,386,280         $234,774       $808,351
                                        ===========     ===========      ===========    ===========

Class 1 (unlimited shares authorized):
 Net assets                              $6,703,872      $1,497,375         $186,105       $714,640
 Shares of beneficial interest
  outstanding                           164,600,954      90,363,732       17,950,462     51,917,114
 Net asset value per share                   $40.73          $16.57           $10.37         $13.77

Class 2 (unlimited shares authorized):
 Net assets                                $563,845        $173,236          $45,174        $67,662
 Shares of beneficial interest
  outstanding                            13,852,224      10,460,667        4,359,683      4,918,329
 Net asset value per share                   $40.70          $16.56           $10.36         $13.76


                                               U.S.
                                        Government/
                                          AAA-Rated            Cash
                                         Securities      Management
                                               Fund            Fund
---------------------------------        ----------      ----------
ASSETS:
Investment securities at market            $593,048        $284,117
Cash                                             26              30
Receivables for-
 Sales of investments                         1,771              -
 Sales of fund's shares                         259             695
 Open forward currency
  contracts                                      -               -
 Dividends and
  interest                                    4,624
                                        ----------      ----------
                                            599,728         284,842
LIABILITIES:                            ----------      ----------
Payables for-
 Purchases of investments                    30,162              -
 Repurchases of fund's shares                                                 1,202
 Open forward currency
  contracts                                      -               -
 Management services                            238             108
 Distribution fees - Class 2                                                          7
 Other expenses                                  18               9
                                        ----------      ----------
                                             30,899           1,326
NET ASSETS AT                            ----------      ----------
 November 30, 1998 (Total $19,473,619)     $568,829        $283,516
                                        ===========     ===========
Investment securities at cost              $577,503        $284,117
                                        ===========     ===========

Class 1 (unlimited shares authorized):
 Net assets                                $536,795        $249,403
 Shares of beneficial interest
  outstanding                            46,973,661      22,406,554
 Net asset value per share                   $11.43          $11.13

Class 2 (unlimited shares authorized):
 Net assets                                 $32,034         $34,113
 Shares of beneficial interest
  outstanding                             2,804,954       3,066,851
 Net asset value per share                   $11.42          $11.12


See Notes to Financial Statements

American Variable Insurance Series
FINANCIAL STATEMENTS

Statement of Operations
for the year ended November 30, 1998
(dollars in thousands)


                                                                                          Global
                                                                         Global            Small                    Inter-
                                                                         Growth   Capitalization       Growth     national
                                                                           Fund         Fund (1)         Fund         Fund
                                                                     ----------       ----------   ----------   ----------
INVESTMENT INCOME:
Income:
 Dividends                                                               $2,147             $249      $17,697      $45,118
 Interest                                                                 1,510              425       23,289       10,544
                                                                     ----------       ----------   ----------   ----------
                                                                          3,657              674       40,986       55,662
                                                                     ----------       ----------   ----------   ----------
Expenses:
 Management services fee                                                  1,341              240       20,494       15,732
 Distribution fees - Class 2                                                217               13          479          225
 Reports to shareholders                                                      6                1          155           82
 Registration statement and
  prospectus                                                                 38                2          125           87
 Postage, stationery and
  supplies                                                                    2                1           67           37
 Trustees' fees                                                               2                -           55           30
 Auditing and legal fees                                                      2                -           54           30
 Custodian fee                                                               61                7          112        2,067
 Taxes other than federal
  income tax                                                                  3                -           58           49
 Other expenses                                                               5                1           28           92
                                                                     ----------       ----------   ----------   ----------
                                                                          1,677              265       21,627       18,431
                                                                     ----------       ----------   ----------   ----------
 Net investment income                                                    1,980              409       19,359       37,231
                                                                     ----------       ----------   ----------   ----------
REALIZED GAIN AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain                                                             9,087              925      847,243       47,635
                                                                     ----------       ----------   ----------   ----------
Net change in unrealized appreciation
 (depreciation) on investments                                           26,951           (3,708)     296,599      337,298
Net change in unrealized appreciation
 (depreciation) on open forward currency
 contracts                                                                    -                -            -       (1,826)
                                                                     ----------       ----------   ----------   ----------
Net unrealized appreciation
 (depreciation)                                                          26,951           (3,708)     296,599      335,472
                                                                     ----------       ----------   ----------   ----------
Net realized gain and
 unrealized appreciation (depreciation)
 on investments                                                          36,038           (2,783)   1,143,842      383,107
                                                                     ----------       ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                              $38,018  $                 $1,163,201     $420,338
                                                                      =========        =========    =========  ===========



                                                                                                                     High-
                                                                        Growth-            Asset                     Yield
                                                                         Income       Allocation         Bond         Bond
                                                                           Fund             Fund         Fund         Fund
                                                                      ---------       ----------   ----------   ----------
INVESTMENT INCOME:
Income:
 Dividends                                                             $101,871          $19,125    $     505       $2,097
 Interest                                                                44,403           45,430       13,230       72,491
                                                                     ----------       ----------   ----------   ----------
                                                                        146,274           64,555       13,735       74,588
                                                                     ----------       ----------   ----------   ----------
Expenses:
 Management services fee                                                 24,542            6,916          952        4,018
 Distribution fees - Class 2                                                917              268           70          116
 Reports to shareholders                                                    211               48            6           24
 Registration statement and
  prospectus                                                                250               75           20           38
 Postage, stationery and
  supplies                                                                   92               20            2           11
 Trustees' fees                                                              75               17            2            9
 Auditing and legal fees                                                     75               16            2            9
 Custodian fee                                                              155               44            9           33
 Taxes other than federal
  income tax                                                                 81               14            2            5
 Other expenses                                                              47                9            2            6
                                                                     ----------       ----------   ----------   ----------
                                                                         26,445            7,427        1,067        4,269
                                                                     ----------       ----------   ----------   ----------
 Net investment income                                                  119,829           57,128       12,668       70,319
                                                                     ----------       ----------   ----------   ----------
REALIZED GAIN AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain                                                         1,068,839          115,877        1,054        6,948
                                                                     ----------       ----------   ----------   ----------
Net change in unrealized appreciation
 (depreciation) on investments                                         (236,509)           6,383       (4,900)     (66,641)
Net change in unrealized appreciation
 (depreciation) on open forward currency
 contracts                                                                                                 12         (133)
                                                                     ----------      -----------  -----------   ----------
Net unrealized appreciation
 (depreciation)                                                        (236,509)           6,383       (4,888)     (66,774)
                                                                     ----------      -----------  -----------   ----------
Net realized gain and
 unrealized appreciation (depreciation)
 on investments                                                         832,330          122,260       (3,834)     (59,826)
                                                                     ----------       ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                             $952,159         $179,388       $8,834      $10,493
                                                                      =========        =========    =========    =========

                                                                           U.S.
                                                                    Government/             Cash
                                                                      AAA-Rated          Manage-
                                                                     Securities             ment
                                                                           Fund             Fund
                                                                ---------------       ----------
INVESTMENT INCOME:
Income:
 Dividends                                                     $                              -
 Interest                                                                33,531          $14,295
                                                                     ----------       ----------
                                                                         33,531           14,295
                                                                     ----------       ----------
Expenses:
 Management services fee                                                  2,553            1,164
 Distribution fees - Class 2                                                 42               56
 Reports to shareholders                                                     16                8
 Registration statement and
  prospectus                                                                 -                 2
 Postage, stationery and
  supplies                                                                    6                3
 Trustees' fees                                                               4                3
 Auditing and legal fees                                                      5                3
 Custodian fee                                                               16                7
 Taxes other than federal
  income tax                                                                  2                -
 Other expenses                                                               2                4
                                                                     ----------       ----------
                                                                          2,646            1,250
                                                                     ----------       ----------
 Net investment income                                                   30,885           13,045
                                                                     ----------       ----------
REALIZED GAIN AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain                                                             4,748                1
                                                                     ----------       ----------
Net change in unrealized appreciation
 (depreciation) on investments                                            5,763                -
Net change in unrealized appreciation
 (depreciation) on open forward currency
 contracts                                                                    -                -
                                                                ---------------       ----------
Net unrealized appreciation
 (depreciation)                                                           5,763                -
                                                                ---------------       ----------
Net realized gain and
 unrealized appreciation (depreciation)
 on investments                                                          10,511                                    1
                                                                     ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                              $41,396          $13,046
                                                                ===============        =========
(1)  For the period April 30, 1998, commencement of
 operations, through November 30, 1998.


See Notes to Financial Statements

American Variable Insurance Series
FINANCIAL STATEMENTS
                                                                                                        Global Small
Statement of Changes in Net Assets                                        Global                      Capitalization
(dollars in thousands)                                                Growth Fund                            Fund
                                                                    -------------  -------------       -------------
                                                                       Year ended   Period ended        Period ended
                                                                     November 30,   November 30,        November 30,
                                                                              1998      1997 (1)             1998(2)
----------------------------------                                    -----------    -----------         -----------
OPERATIONS:
Net investment income                                                      $1,980           $549                $409
Net realized gain (loss) on investments                                     9,087            (99)                925
Net unrealized appreciation (depreciation)
 on investments                                                            26,951         (1,529)             (3,708)
                                                                      -----------    -----------         -----------
 Net increase (decrease) in net assets
  resulting from operations                                                38,018         (1,079)             (2,374)
                                                                      -----------    -----------         -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                   (1,226)          (176)               (194)
 Class 2                                                                     (766)           (62)                (36)
                                                                      -----------    -----------         -----------
  Total dividends from net investment income                               (1,992)          (238)               (230)
Distributions from net realized gain on
 investments                                                                 (277)             -                   -
                                                                      -----------    -----------         -----------
Total dividends and distributions                                          (2,269)          (238)               (230)
                                                                      -----------    -----------         -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                45,339         81,956              50,353
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                           1,395            176                 194
  Cost of shares repurchased                                              (15,055)        (6,631)             (2,874)
                                                                      -----------    -----------         -----------
  Net increase (decrease) from Class 1 transactions                        31,679         75,501              47,673
                                                                      -----------    -----------         -----------
 Class 2:
  Proceeds from shares sold                                                61,131         47,516              17,199
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                             874             62                  36
  Cost of shares repurchased                                                 (893)             -                 (62)
                                                                      -----------    -----------         -----------
  Net increase from Class 2 transactions                                   61,112         47,578              17,173
 Net increase (decrease) in net                                       -----------    -----------         -----------
  assets resulting from capital share
  transactions                                                             92,791        123,079              64,846
                                                                      -----------    -----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   128,540        121,762              62,242

NET ASSETS:
Beginning of year                                                         126,762          5,000              10,000
                                                                      -----------    -----------         -----------
End of year                                                              $255,302       $126,762             $72,242
                                                                     ============   ============        ============
Undistributed net investment income                                          $296           $311                $182
                                                                     ============   ============        ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                           3,748,614      7,649,183           5,351,886
  Shares issued on reinvestment of dividends
   and distributions                                                      118,716         15,620              23,072
  Shares repurchased                                                   (1,315,104)      (605,047)           (355,692)
                                                                      -----------    -----------         -----------
   Net increase (decrease) in shares outstanding                        2,552,226      7,059,756           5,019,266
                                                                     ============   ============        ============
 Class 2:
  Shares sold                                                           5,120,157      4,376,072           1,915,704
  Shares issued on reinvestment of dividends
   and distributions                                                       73,850          5,510               4,349
  Shares repurchased                                                      (78,598)           (32)             (7,852)
                                                                      -----------    -----------         -----------
   Net increase in shares outstanding                                   5,115,409      4,381,550           1,912,201
                                                                     ============   ============        ============



                                                                      Growth Fund                 International Fund
                                                                    -------------                      -------------
                                                                       Year ended     Year ended          Year ended    Year ended
                                                                     November 30,   November 30,        November 30,  November 30,
                                                                              1998          1997                 1998         1997
----------------------------------                                    -----------    -----------         -----------   -----------
OPERATIONS:
Net investment income                                                     $19,359        $24,821             $37,231       $41,594
Net realized gain (loss) on investments                                   847,243        561,323              47,635       277,748
Net unrealized appreciation (depreciation)
 on investments                                                           296,599        342,407             335,472       (92,076)
                                                                      -----------    -----------         -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                                             1,163,201        928,551             420,338       227,266
                                                                      -----------    -----------         -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                  (16,761)       (24,809)            (45,333)      (43,541)
 Class 2                                                                     (125)           (50)             (1,201)         (166)
                                                                      -----------    -----------         -----------   -----------
  Total dividends from net investment income                              (16,886)       (24,859)            (46,534)      (43,707)
Distributions from net realized gain on
 investments                                                             (580,855)      (268,039)           (272,318)      (94,763)
                                                                      -----------    -----------         -----------   -----------
Total dividends and distributions                                        (597,741)      (292,898)           (318,852)     (138,470)
                                                                      -----------    -----------         -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                               109,347        238,801              41,886       208,181
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                         586,639        292,848             312,120       138,304
  Cost of shares repurchased                                             (589,670)      (354,956)           (471,251)     (196,240)
                                                                      -----------    -----------         -----------   -----------
  Net increase (decrease) from Class 1 transactions                       106,316        176,693            (117,245)      150,245
                                                                      -----------    -----------         -----------   -----------
 Class 2:
  Proceeds from shares sold                                               195,304         72,649              68,884        51,308
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                          11,102             50               6,732           166
  Cost of shares repurchased                                                 (457)           (11)             (1,263)          (24)
                                                                      -----------    -----------         -----------   -----------
  Net increase from Class 2 transactions                                  205,949         72,688              74,353        51,450
 Net increase (decrease) in net                                       -----------    -----------         -----------   -----------
  assets resulting from capital share
  transactions                                                            312,265        249,381             (42,892)      201,695
                                                                      -----------    -----------         -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   877,725        885,034              58,594       290,491

NET ASSETS:
Beginning of year                                                       4,745,383      3,860,349           2,660,119     2,369,628
                                                                      -----------    -----------         -----------   -----------
End of year                                                            $5,623,108     $4,745,383          $2,718,713    $2,660,119
                                                                     ============   ============        ============  ============
Undistributed net investment income                                        $7,091         $4,612  $                         $9,642
                                                                     ============   ============        ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                           2,196,906      5,361,345           2,567,211    12,876,841
  Shares issued on reinvestment of dividends
   and distributions                                                   13,311,288      7,259,293          21,440,773     8,982,981
  Shares repurchased                                                  (11,951,567)    (8,120,252)        (30,137,030)  (11,853,859)
                                                                      -----------    -----------         -----------   -----------
   Net increase (decrease) in shares outstanding                        3,556,627      4,500,386          (6,129,046)   10,005,963
                                                                     ============   ============        ============  ============
 Class 2:
  Shares sold                                                           3,926,116      1,488,730           4,258,892     2,969,078
  Shares issued on reinvestment of dividends
   and distributions                                                      252,355          1,040             460,573         9,366
  Shares repurchased                                                      (10,179)          (216)            (83,746)       (1,469)
   Net increase in shares outstanding                                 -----------    -----------         -----------   -----------
                                                                        4,168,292      1,489,554           4,635,719     2,976,975
                                                                     ============   ============        ============  ============


                                                                   Growth-Income                               Asset
                                                                             Fund                    Allocation Fund
                                                                    -------------                      -------------
                                                                       Year ended     Year ended          Year ended    Year ended
                                                                     November 30,   November 30,        November 30,  November 30,
                                                                              1998          1997                 1998         1997
----------------------------------                                    -----------    -----------         -----------   -----------
OPERATIONS:
Net investment income                                                    $119,829       $117,807             $57,128       $46,387
Net realized gain (loss) on investments                                 1,068,839        631,933             115,877        78,404
Net unrealized appreciation (depreciation)
 on investments                                                          (236,509)       464,898               6,383        86,689
                                                                      -----------    -----------         -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                                               952,159      1,214,638             179,388       211,480
                                                                      -----------    -----------         -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                 (115,861)      (112,850)            (51,238)      (43,924)
 Class 2                                                                   (5,220)          (568)             (3,336)         (267)
                                                                      -----------    -----------         -----------   -----------
  Total dividends from net investment income                             (121,081)      (113,418)            (54,574)      (44,191)
Distributions from net realized gain on
 investments                                                             (633,062)      (373,625)            (78,277)      (72,976)
                                                                      -----------    -----------         -----------   -----------
Total dividends and distributions                                        (754,143)      (487,043)           (132,851)     (117,167)
                                                                      -----------    -----------         -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                79,575        258,887              55,514        94,533
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                         730,769        486,475             126,847       116,900
  Cost of shares repurchased                                             (713,841)      (287,990)           (120,895)      (52,765)
                                                                      -----------    -----------         -----------   -----------
  Net increase (decrease) from Class 1 transactions                        96,503        457,372              61,466       158,668
                                                                      -----------    -----------         -----------   -----------
 Class 2:
  Proceeds from shares sold                                               363,643        152,837             121,817        40,846
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                          23,374            568               6,004           267
  Cost of shares repurchased                                                 (829)            (2)               (195)         (203)
                                                                      -----------    -----------         -----------   -----------
  Net increase from Class 2 transactions                                  386,188        153,403             127,626        40,910
 Net increase (decrease) in net                                       -----------    -----------         -----------   -----------
  assets resulting from capital share
  transactions                                                            482,691        610,775             189,092       199,578
                                                                      -----------    -----------         -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   680,707      1,338,370             235,629       293,891

NET ASSETS:
Beginning of year                                                       6,587,010      5,248,640           1,434,982     1,141,091
                                                                      -----------    -----------         -----------   -----------
End of year                                                            $7,267,717     $6,587,010          $1,670,611    $1,434,982
                                                                     ============   ============        ============  ============
Undistributed net investment income                                       $28,393        $29,653             $14,723       $12,170
                                                                     ============   ============        ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                           2,066,094      7,261,018           3,472,672     6,313,389
  Shares issued on reinvestment of dividends
   and distributions                                                   20,193,738     14,498,052           8,206,467     8,156,386
  Shares repurchased                                                  (18,531,056)    (7,793,511)         (7,525,015)   (3,428,456)
                                                                      -----------    -----------         -----------   -----------
   Net increase (decrease) in shares outstanding                        3,728,776     13,965,559           4,154,124    11,041,319
                                                                     ============   ============        ============  ============
 Class 2:
  Shares sold                                                           9,296,520      3,921,601           7,514,429     2,569,382
  Shares issued on reinvestment of dividends
   and distributions                                                      643,598         14,358             385,691        16,640
  Shares repurchased                                                      (23,804)           (49)            (12,673)      (12,802)
   Net increase in shares outstanding                                 -----------    -----------         -----------   -----------
                                                                        9,916,314      3,935,910           7,887,447     2,573,220
                                                                     ============   ============        ============  ============

                                                                                                         High-Yield
                                                                        Bond Fund                          Bond Fund
                                                                    -------------                      -------------
                                                                       Year ended     Year ended          Year ended    Year ended
                                                                     November 30,   November 30,        November 30,  November 30,
                                                                              1998          1997                 1998         1997
----------------------------------                                    -----------    -----------         -----------   -----------
OPERATIONS:
Net investment income                                                     $12,668         $7,007             $70,319       $64,918
Net realized gain (loss) on investments                                     1,054          1,649               6,948        14,913
Net unrealized appreciation (depreciation)
 on investments                                                            (4,888)         1,007             (66,774)        5,122
                                                                      -----------    -----------         -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                                                 8,834          9,663              10,493        84,953
                                                                      -----------    -----------         -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                   (9,573)        (5,948)            (65,776)      (61,513)
 Class 2                                                                   (1,605)          (126)             (3,726)         (387)
                                                                      -----------    -----------         -----------   -----------
  Total dividends from net investment income                              (11,178)        (6,074)            (69,502)      (61,900)
Distributions from net realized gain on
 investments                                                               (1,717)             -              (8,320)            -
                                                                      -----------    -----------         -----------   -----------
Total dividends and distributions                                         (12,895)        (6,074)            (77,822)      (61,900)
                                                                      -----------    -----------         -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                64,860         52,881              45,293        74,311
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                          11,132          5,948              73,843        61,513
  Cost of shares repurchased                                              (18,584)        (7,585)           (107,252)      (55,586)
                                                                      -----------    -----------         -----------   -----------
  Net increase (decrease) from Class 1 transactions                        57,408         51,244              11,884        80,238
                                                                      -----------    -----------         -----------   -----------
 Class 2:
  Proceeds from shares sold                                                33,674         11,571              49,128        20,198
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                           1,763            126               3,979           387
  Cost of shares repurchased                                               (1,431)           (29)             (1,418)           (3)
                                                                      -----------    -----------         -----------   -----------
  Net increase from Class 2 transactions                                   34,006         11,668              51,689        20,582
 Net increase (decrease) in net                                       -----------    -----------         -----------   -----------
  assets resulting from capital share
  transactions                                                             91,414         62,912              63,573       100,820
                                                                      -----------    -----------         -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    87,353         66,501              (3,756)      123,873

NET ASSETS:
Beginning of year                                                         143,926         77,425             786,058       662,185
                                                                      -----------    -----------         -----------   -----------
End of year                                                              $231,279       $143,926            $782,302      $786,058
                                                                     ============   ============        ============  ============
Undistributed net investment income                                        $3,506         $2,081             $17,744       $17,389
                                                                     ============   ============        ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                           6,220,296      5,092,091           3,143,506     5,078,465
  Shares issued on reinvestment of dividends
   and distributions                                                    1,070,589        579,221           5,138,832     4,250,842
  Shares repurchased                                                   (1,789,981)      (732,975)         (7,540,786)   (3,792,325)
                                                                      -----------    -----------         -----------   -----------
   Net increase (decrease) in shares outstanding                        5,500,904      4,938,337             741,552     5,536,982
                                                                     ============   ============        ============  ============
 Class 2:
  Shares sold                                                           3,219,589      1,098,637           3,361,669     1,355,310
  Shares issued on reinvestment of dividends
   and distributions                                                      169,961         12,011             280,937        26,144
  Shares repurchased                                                     (137,744)        (2,771)           (105,506)         (225)
   Net increase in shares outstanding                                 -----------    -----------         -----------   -----------
                                                                        3,251,806      1,107,877           3,537,100     1,381,229
                                                                     ============   ============        ============  ============

                                                                 U.S. Government/
                                                                        AAA-Rated                    Cash Management
                                                                  Securities Fund                               Fund
                                                                    -------------                      -------------
                                                                       Year ended     Year ended          Year ended    Year ended
                                                                     November 30,   November 30,        November 30,  November 30,
                                                                              1998          1997                 1998         1997
----------------------------------                                    -----------    -----------         -----------   -----------
OPERATIONS:
Net investment income                                                     $30,885        $32,546             $13,045       $12,382
Net realized gain (loss) on investments                                     4,748         (9,383)                  1             -
Net unrealized appreciation (depreciation)
 on investments                                                             5,763          6,202                   -             -
                                                                      -----------    -----------         -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                                                41,396         29,365              13,046        12,382
                                                                      -----------    -----------         -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                  (29,472)       (34,740)            (11,431)      (11,948)
 Class 2                                                                     (938)          (123)               (984)         (182)
                                                                      -----------    -----------         -----------   -----------
  Total dividends from net investment income                              (30,410)       (34,863)            (12,415)      (12,130)
Distributions from net realized gain on
 investments                                                                    -              -                   -             -
                                                                      -----------    -----------         -----------   -----------
Total dividends and distributions                                         (30,410)       (34,863)            (12,415)      (12,130)
                                                                      -----------    -----------         -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                97,521         23,001             269,818       252,946
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                          29,472         34,740              11,431        11,948
  Cost of shares repurchased                                              (71,432)       (93,774)           (258,426)     (279,424)
                                                                      -----------    -----------         -----------   -----------
  Net increase (decrease) from Class 1 transactions                        55,561        (36,033)             22,823       (14,530)
                                                                      -----------    -----------         -----------   -----------
 Class 2:
  Proceeds from shares sold                                                26,930          8,344              40,995        19,573
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                             938            123                 984           182
  Cost of shares repurchased                                               (3,235)        (1,538)            (21,792)       (5,950)
                                                                      -----------    -----------         -----------   -----------
  Net increase from Class 2 transactions                                   24,633          6,929              20,187        13,805
 Net increase (decrease) in net                                       -----------    -----------         -----------   -----------
  assets resulting from capital share
  transactions                                                             80,194        (29,104)             43,010          (725)
                                                                      -----------    -----------         -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    91,180        (34,602)             43,641          (473)

NET ASSETS:
Beginning of year                                                         477,649        512,251             239,875       240,348
                                                                      -----------    -----------         -----------   -----------
End of year                                                              $568,829       $477,649            $283,516      $239,875
                                                                     ============   ============        ============  ============
Undistributed net investment income                                        $7,936         $7,461              $3,971        $3,341
                                                                     ============   ============        ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                           8,582,116      2,087,594          24,352,691    22,809,829
  Shares issued on reinvestment of dividends
   and distributions                                                    2,630,834      3,195,318           1,037,352     1,083,759
  Shares repurchased                                                   (6,349,283)    (8,543,011)        (23,299,957)  (25,187,883)
                                                                      -----------    -----------         -----------   -----------
   Net increase (decrease) in shares outstanding                        4,863,667     (3,260,099)          2,090,086    (1,294,295)
                                                                     ============   ============        ============  ============
 Class 2:
  Shares sold                                                           2,379,800        756,866           3,700,810     1,763,820
  Shares issued on reinvestment of dividends
   and distributions                                                       83,414         11,218              89,256        16,540
  Shares repurchased                                                     (287,245)      (139,099)         (1,966,921)     (536,654)
   Net increase in shares outstanding                                 -----------    -----------         -----------   -----------
                                                                        2,175,969        628,985           1,823,145     1,243,706
(1) For the period April 30, 1997, commencement                      ============   ============        ============  ============
  of operations, through November 30, 1997.
(2) For the period April 30, 1998, commencement
  of operations, through November 30, 1998.
(3) Represents initial capitalization from the sale
   of 500,000 Class 1 shares of beneficial interest.
(4) Represents initial capitalization from the sale
   of 1,000,000 Class 1 shares of beneficial interest.


See Notes to Financial Statements

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Variable Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 10 different funds. The 10th fund, the Global Small Capitalization Fund, commenced operations on April 30, 1998. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows: Global Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers domiciled around the world; Global Small Capitalization Fund - long-term growth of capital by investing primarily in smaller companies in the U.S. and around the world; Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics; International Fund - long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States; Growth-Income Fund - growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends; Asset Allocation Fund - high total return (including income and capital gains) consistent with long-term preservation of capital; Bond Fund - as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities; High-Yield Bond Fund - high current income and secondarily capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities; U.S. Government/AAA-Rated Securities Fund - a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa; Cash Management Fund - high current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

  Each fund in the series is authorized to offer multiple classes of shares. Currently, each fund offers two classes of shares: Class 1 and Class 2. Class 1 shares are not subject to either an initial or contingent deferred sales charge nor have they adopted a plan of distribution to cover any distribution expenses. Class 2 shares are subject to certain fees pursuant to a Plan of Distribution as described below. Both classes of shares have identical voting, dividend, liquidation and other rights and shall have exclusive rights to vote on matters affecting only individual classes. Income, expenses, and any realized capital gains and losses not specific to a particular class will be allocated to each class on the basis of the net asset value of that class in relation to net assets of the fund. Class-specific expenses will be allocated to that particular class on a specific identification basis.

SIGNIFICANT ACCOUNTING POLICIES -- The following is a summary of the significant accounting policies consistently followed by the series in the preparation of its financial statements:

SECURITY VALUATION -- Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

NON-U.S. CURRENCY TRANSLATION -- Assets or liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the series purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS -- The series may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The series enters into these contracts to reduce its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The series' use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The series records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the series has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments.

COMMON EXPENSES -- Common expenses incurred by the series are allocated among the funds, based upon relative net assets. In all other respects, expenses are charged to each fund as incurred on a specific identification basis.

2. FEDERAL INCOME TAXATION
It is the series' policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

 During the year ended November 30, 1998, the U.S. Government/AAA-Rated Securities Fund utilized a capital loss carryforward of $4,051,000 to offset, for tax purposes, capital gains realized during the period up to such amount. The U.S. Government/AAA-Rated Securities Fund had available at November 30, 1998 capital loss carryforward totaling $15,528,000, which may be used to offset capital gains realized during subsequent years through November 30, 2005, and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. It is the intention of this fund not to make distributions from capital gains while there is a capital loss carryforward.

Additional tax basis disclosures for and as of the year ended November 30, 1998 are as follows:

                                                                                                (dollars in
                                                                                                 thousands)
                                     Global    Global Small                                         Growth-
                                     Growth  Capitalization        Growth            Interna-        Income
                                       Fund            Fund          Fund         tional Fund          Fund


For the year
 ended November 30, 1998

 Tax basis net capital
  gain                                8,723        $1,054 *      $827,001             $47,635    $1,068,847
 Tax basis net currency
  gain (loss)                            (3)            3 *             9                   -            (8)
 Losses during the period
  November 1, 1998 to
  November 30, 1998 deferred to
  fiscal year ending
  November 30,1999 related to
  the following:
   Currency                               -               -             3                   -             -
   Capital gains                          -             132           132                   -             -

As of November 30, 1998 (tax
 basis amounts,
 excluding forward
 currency contracts):

 Unrealized
  appreciation                       42,825           6,330     1,892,039             776,874     1,743,049
 Unrealized
  depreciation                       17,409          10,038       267,550             162,171       276,802
 Net unrealized
  appreciation
  (depreciation)                     25,416          (3,708)    1,624,489             614,703     1,466,247
 Cost of portfolio
  securities                        228,514          77,420     4,026,891           2,112,182     5,798,153

                                                                                                (dollars in
                                                                                                 thousands)
                                      Asset                    High-Yield    U.S. Government/          Cash
                                 Allocation            Bond          Bond           AAA-Rated    Management
                                       Fund            Fund          Fund     Securities Fund          Fund


For the year
 ended November 30, 1998

 Tax basis net capital
  gain                             $115,878          $1,107       $10,784              $4,051            $1
 Tax basis net currency
  gain (loss)                            (1)            (53)         (595)                  -             -
 Losses during the period
  November 1, 1998 to
  November 30, 1998 deferred to
  fiscal year ending
  November 30,1999 related to
  the following:
   Currency                               -               -             -                   -             -
   Capital gains                          -               -         3,903                   -             -

As of November 30, 1998 (tax
 basis amounts,
 excluding forward
 currency contracts):

 Unrealized
  appreciation                      330,738           5,476        24,943              17,543             -
 Unrealized
  depreciation                       52,868           7,274        64,378               1,998             -
 Net unrealized
  appreciation
  (depreciation)                    277,870          (1,798)       39,435              15,545             -
 Cost of portfolio
  securities                      1,386,280         234,774       808,351             577,503       284,117

*  For the period
April 30, 1998,
commencement of operations,
through November 30, 1998.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE -- The fees for management services were incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the series are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on the following annual rates: Global Growth Fund - 0.69% of average net assets; Global Small Capitalization Fund - 0.80% of average net assets; Growth Fund - 0.50% of the first $600 million of average net assets; 0.45% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.42% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; 0.37% of such assets in excess of $2.0 billion but not exceeding $3.2 billion; and 0.35% of such assets in excess of $3.2 billion; International Fund -0.78% of the first $600 million of average net assets; 0.60% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.48% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; and 0.465% of such assets in excess of $2.0 billion; Growth-Income Fund - 0.50% of the first $600 million of average net assets; 0.45% of such assets in excess of $600 million but not exceeding $1.5 billion; 0.40% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.32% of such assets in excess of $2.5 billion but not exceeding $4.0 billion; and 0.285% of such assets in excess of $4.0 billion; Asset Allocation Fund - 0.50% of the first $600 million of average net assets; 0.42% of such assets in excess of $600 million but not exceeding $1.2 billion; and 0.36% of such assets in excess of $1.2 billion; Bond Fund - 0.60% of the first $30 million of average net assets; and 0.50% of such assets in excess of $30 million; High-Yield Bond Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.46% of such assets in excess of $600 million; U.S. Government/AAA-Rated Securities Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.40% of such assets in excess of $600 million; Cash Management Fund - 0.50% of the first $100 million of average net assets; 0.42% of such assets in excess of $100 million but not exceeding $400 million; and 0.38% of such assets in excess of $400 million.

  The Board of Trustees has approved an amended Investment Advisory and Service Agreement, which provides for reduced fees for the Global Growth Fund, Global Small Capitalization Fund, Growth Fund, Growth-Income Fund, and Asset Allocation Fund effective December 1, 1998, at the following annual rates:
Global Growth Fund - 0.69% of the first $600 million of average net assets; 0.59% of such assets in excess of $600 million but not exceeding $1.2 billion; and 0.53% of such assets in excess of $1.2 billion; Global Small Capitalization Fund - 0.80% of the first $600 million of average net assets; and 0.74% of such assets in excess of $600 million; Growth Fund - 0.50% of the first $600 million of average net assets; 0.45% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.42% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; 0.37% of such assets in excess of $2.0 billion but not exceeding $3.2 billion; 0.35% of such assets in excess of $3.2 billion but not exceeding $5.2 billion; 0.33% of such assets in excess of $5.2 billion but not exceeding $8.4 billion; and 0.315% of such assets in excess of $8.4 billion; Growth-Income Fund - 0.50% of the first $600 million of average net assets; 0.45% of such assets in excess of $600 million but not exceeding $1.5 billion; 0.40% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.32% of such assets in excess of $2.5 billion but not exceeding $4.0 billion; 0.285% of such assets in excess of $4.0 billion but not exceeding $6.5 billion; 0.256% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; and 0.242% of such assets in excess of $10.5 billion; Asset Allocation Fund - 0.50% of the first $600 million of average net assets; 0.42% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.36% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; and 0.32% of such assets in excess of $2.0 billion. Beginning July 1, 1998, CRMC has voluntarily agreed to waive its management fees in excess of those provided by the amended agreement. For the Growth Fund and the Growth-Income Fund, the amounts waived were $15,000 and $55,000 respectively.

DISTRIBUTION EXPENSES -- Pursuant to a Plan of Distribution, each fund is authorized to pay an annual rate of 0.25% of the average daily net assets of Class 2 shares in connection with certain distribution services and related activities. During the year ended November 30, 1998, Plan expenses for the series aggregated $2,403,000. As of November 30, 1998, accrued and unpaid distribution expenses were $293,000.

DEFERRED TRUSTEES' FEES -- Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the series. As of November 30,1998, aggregate amounts deferred and earnings thereon were $386,000. Certain trustees and officers of the series are or may be considered to be affiliated with CRMC. No such persons received any remuneration directly from the series.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

 The following table presents additional information for and as of November 30, 1998:

                                                                                    (dollars in
                                                                                    thousands)

                                  Global  Global Small                                 Growth-
                                  Growth Capitalization      Growth        Interna-     Income
                                    Fund          Fund         Fund     tional Fund       Fund
For the year
 ended November 30,1998:
 Purchases of
  investment
  securities (1)                 121,673        70,231 (2)2,396,436         875,181  2,658,486
 Sales of invest-
  ment securities (1)             48,490        10,644 (2)2,632,263       1,133,256  2,734,346
 Book basis net currency
  gain (loss) on dividends,
  interest, withholding
  taxes reclaimable, and
  sale of non-U.S. bonds              (3)            3 (2)        6            (775)        (8)

As of November 30, 1998:
 Accumulated
  undistributed
  net realized
  gain (loss) on
  Investments                     $8,714          $922     $827,391         $50,374 $1,067,309
 Reclassification from (to)
  undistributed net investment
  income to (from)undistributed
  net realized gain                    3            (3)          (6)            828          8
 Paid-in capital                 220,870        74,846    3,164,137       2,053,868  4,705,764

                                                                                    (dollars in
                                                                                    thousands)

                                   Asset                  High-YieldU.S. Government/      Cash
                               Allocation         Bond         Bond       AAA-Rated Management
                                    Fund          Fund         Fund Securities Fund       Fund
For the year
 ended November 30,1998:
 Purchases of
  investment
  securities (1)                 478,986       195,963      542,112         520,241          -
 Sales of invest-
  ment securities (1)            397,678        98,164      497,096         419,153          -
 Book basis net currency
  gain (loss) on dividends,
  interest, withholding
  taxes reclaimable, and
  sale of non-U.S. bonds              (1)         (145)        (112)              -          -

As of November 30, 1998:
 Accumulated
  undistributed
  net realized
  gain (loss) on
  Investments                   $115,451        $1,062       $6,826      $  (15,657)        $1
 Reclassification from (to)
  undistributed net investment
  income to (from)undistributed
  net realized gain                    1            65          462               -          -
 Paid-in capital               1,262,567       228,509      797,143         561,005    254,071

(1)  Excludes short-
term securities

(2)  For the period
April 30, 1998,
commencement of operations,
through November 30, 1998.

 Pursuant to the custodian agreement, each fund within the series receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. Custodian fees for the series aggregated $2,511,000, of which $132,000 was paid by these credits rather than in cash.

 Dividend and interest income for the Global Growth Fund, the Global Small Capitalization Fund and the International Fund is recorded net of non-U.S. taxes paid. For the year ended November 30, 1998, such non-U.S. taxes were $187,000, $29,000 and $5,327,000, respectively.

 At November 30, 1998, the Bond Fund and the High-Yield Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

Non-U.S. Currency Sale Contracts
                                                      Contract             Amount
                                                      ---------            ---------


                                                 Fund             Non-U.S.             U.S.
                                            ---------            ---------        ---------
Deutsche Marks
 expiring 2/3/1999                               Bond       DM     983,000      $   600,000
 expiring 2/3-2/25/1999               High-Yield Bond           21,424,000       12,723,000
Great British Pound
 expiring 12/21/1998-8/10/1999        High-Yield Bond       GBP  6,696,000       10,950,000


                                                      U.S. Valuation       at 11/30/98
                                                      ---------            ---------
                                                                                 Unrealized
                                                                               Appreciation
                                                 Fund               Amount   (Depreciation)
                                            ---------            ---------        ---------
Deutsche Marks
 expiring 2/3/1999                               Bond          $   581,000       $   19,000
 expiring 2/3-2/25/1999               High-Yield Bond           12,675,000           48,000
Great British Pound
 expiring 12/21/1998-8/10/1999        High-Yield Bond           10,984,000          (34,000)

PER-SHARE DATA AND RATIOS

                                                                   Net gains        Total   Dividends
                                         Net asset        Net    or losses on        from   (from net
                                            value,    invest-      securities     invest-     invest-
Year                                     beginning       ment  (both realized        ment        ment
Ended                                      of year     income and unrealized)  operations     income)
---------                                ---------  ---------       ---------   ---------   ---------
Global Growth Fund (1)
 Class 1
1997                                        $10.00       $.06           $ .59       $ .65       $(.03)
1998                                         10.62        .13            2.43        2.56        (.14)
 Class 2 (3)
1997                                         10.00        .03             .60         .63        (.02)
1998                                         10.61        .10            2.44        2.54        (.11)
Global Small Capitalization Fund (4)
 Class 1
1998                                        $10.00       $.06           $(.91)      $(.85)      $(.04)
 Class 2
1998                                         10.00        .04            (.91)       (.87)       (.03)
Growth Fund
 Class 1
1994                                     $               $.24            $.69        $.93       $(.24)
1995                                         31.94        .33           10.63       10.96        (.29)
1996                                         41.81        .24            5.17        5.41        (.29)
1997                                         43.53        .27            9.61        9.88        (.27)
1998                                         50.12        .19           10.91       11.10        (.17)
 Class 2 (3)
1997                                         40.59        .11            9.51        9.62        (.12)
1998                                         50.09        .08           10.90       10.98        (.05)
International Fund
 Class 1
1994                                     $               $.25  $               $                $(.20)
1995                                         13.27        .34            1.02        1.36        (.33)
1996                                         13.89        .28            1.96        2.24        (.31)
1997                                         15.53        .25            1.18        1.43        (.27)
1998                                         16.07        .22            2.21        2.43        (.28)
 Class 2 (3)
1997                                         15.86        .13             .23         .36        (.16)
1998                                         16.06        .20            2.19        2.39        (.24)
Growth Income Fund
 Class 1
1994                                     $               $.68            $.14        $.82       $(.65)
1995                                         25.30        .73            7.20        7.93        (.73)
1996                                         31.47        .71            5.55        6.26        (.74)
1997                                         35.73        .73            6.78        7.51        (.72)
1998                                         39.97        .67            4.60        5.27        (.68)
 Class 2 (3)
1997                                         34.10        .37            5.82        6.19        (.35)
1998                                         39.94        .58            4.60        5.18        (.59)
Asset Allocation Fund
 Class 1
1994                                     $               $.51          $ (.57)     $ (.06)      $(.52)
1995                                         11.25        .50            2.69        3.19        (.50)
1996                                         13.77        .53            1.89        2.42        (.53)
1997                                         15.18        .55            1.94        2.49        (.54)
1998                                         16.16        .58            1.27        1.85        (.57)
 Class 2 (3)
1997                                         14.43        .29            1.69        1.98        (.26)
1998                                         16.15        .53            1.28        1.81        (.53)
Bond Fund (5)
 Class 1
1996                                        $10.00       $.40            $.16        $.56       $(.25)
1997                                         10.31        .63             .30         .93        (.62)
1998                                         10.62        .67            (.15)        .52        (.65)
 Class 2 (3)
1997                                         10.11        .35             .46         .81        (.31)
1998                                         10.61        .65            (.15)        .50        (.63)
High-Yield Bond Fund
 Class 1
1994                                     $          $                 $ (2.07)     $ (.80)    $ (1.23)
1995                                         12.89       1.32            1.10        2.42       (1.32)
1996                                         13.99       1.28             .54        1.82       (1.30)
1997                                         14.51       1.29             .43        1.72       (1.27)
1998                                         14.96       1.26           (1.04)        .22       (1.25)
 Class 2 (3)
1997                                         14.28        .69             .61        1.30        (.63)
1998                                         14.95       1.23           (1.04)        .19       (1.22)
U.S. Government/
AAA-Rated Securities Fund
 Class 1
1994                                     $               $.76          $(1.30)     $ (.54)      $(.74)
1995                                         10.80        .82             .71        1.53        (.81)
1996                                         11.52        .83            (.24)        .59        (.82)
1997                                         11.29        .76            (.07)        .69        (.80)
1998                                         11.18        .68             .26         .94        (.69)
 Class 2 (3)
1997                                         10.83        .38             .33         .71        (.37)
1998                                         11.17        .68             .24         .92        (.67)
Cash Management Fund
 Class 1
1994                                     $               $.37           $ .02        $.39       $(.32)
1995                                         11.09        .63            (.02)        .61        (.59)
1996                                         11.11        .54             .01         .55        (.54)
1997                                         11.12        .57            (.01)        .56        (.55)
1998                                         11.13        .57            (.01)        .56        (.56)
 Class 2 (3)
1997                                         11.07        .28             .03         .31        (.26)
1998                                         11.12        .55            (.02)        .53        (.53)


                                           Distri-
                                           butions                  Net asset             Net assets,
                                             (from      Total         value,                   end of
Year                                       capital    distri-          end of       Total    year (in
Ended                                       gains)    butions            year      return   millions)
---------                                ---------  ---------       ---------   ---------   ---------
Global Growth Fund (1)
 Class 1
1997                                             -      $(.03)         $10.62   6.45% (2)        $ 80
1998                                         $(.02)      (.16)          13.02      24.26          132
 Class 2 (3)
1997                                             -       (.02)          10.61    6.28 (2)          46
1998                                          (.02)      (.13)          13.02      24.06          124
Global Small Capitalization Fund (4)
 Class 1
1998                                                    $(.04) $              (8.31)% (2)         $55
 Class 2
1998                                                     (.03)           9.10  (8.49) (2)          17
Growth Fund
 Class 1
1994                                        $(1.09)    $(1.33) $                    2.92%      $2,027
1995                                          (.80)     (1.09)          41.81      35.35        3,154
1996                                         (3.40)     (3.69)          43.53      14.32        3,860
1997                                         (3.02)     (3.29)          50.12      24.57        4,671
1998                                         (6.14)     (6.31)          54.91      25.27        5,313
 Class 2 (3)
1997                                             -       (.12)          50.09   23.73 (2)          75
1998                                         (6.14)     (6.19)          54.88      24.97          310
International Fund
 Class 1
1994                                        $ (.22)    $ (.42) $                   10.48%      $1,405
1995                                          (.41)      (.74)          13.89      10.78        1,703
1996                                          (.29)      (.60)          15.53      16.66        2,370
1997                                          (.62)      (.89)          16.07       9.52        2,612
1998                                         (1.65)     (1.93)          16.57      16.94        2,593
 Class 2 (3)
1997                                             -       (.16)          16.06    2.20 (2)          48
1998                                         (1.65)     (1.89)          16.56      16.63          126
Growth Income Fund
 Class 1
1994                                        $ (.88)   $ (1.53) $                    3.21%      $2,740
1995                                         (1.03)     (1.76)          31.47      33.14        3,953
1996                                         (1.26)     (2.00)          35.73      21.02        5,249
1997                                         (2.55)     (3.27)          39.97      22.92        6,430
1998                                         (3.83)     (4.51)          40.73      14.77        6,704
 Class 2 (3)
1997                                              -      (.35)          39.94   18.18 (2)         157
1998                                         (3.83)     (4.42)          40.70      14.49          564
Asset Allocation Fund
 Class 1
1994                                         $(.18)    $ (.70) $                    (.54)      $  637
1995                                          (.17)      (.67)          13.77      29.45          870
1996                                          (.48)     (1.01)          15.18      18.65        1,141
1997                                          (.97)     (1.51)          16.16      17.90        1,393
1998                                          (.87)     (1.44)          16.57      12.32        1,497
 Class 2 (3)
1997                                             -       (.26)          16.15   13.80 (2)          42
1998                                          (.87)     (1.40)                     12.05          173
Bond Fund (5)
 Class 1
1996                                             -      $(.25)         $10.31   5.74% (2)        $ 77
1997                                             -       (.62)          10.62       9.36          132
1998                                         $(.12)      (.77)          10.37       5.12          186
 Class 2 (3)
1997                                             -       (.31)          10.61    8.09 (2)          12
1998                                          (.12)      (.75)          10.36       4.85           45
High-Yield Bond Fund
 Class 1
1994                                        $ (.25)    $(1.48) $                  (5.71)%        $390
1995                                             -      (1.32)          13.99      19.81          534
1996                                             -      (1.30)          14.51      13.75          662
1997                                             -      (1.27)          14.96      12.45          765
1998                                          (.16)     (1.41)          13.77       1.44          715
 Class 2 (3)
1997                                             -       (.63)          14.95    9.20 (2)          21
1998                                          (.16)     (1.38)          13.76       1.18           68
U.S. Government/
AAA-Rated Securities Fund
 Class 1
1994                                         $(.07)    $ (.81) $                  (4.58)%        $463
1995                                             -       (.81)          11.52      14.73          542
1996                                             -       (.82)          11.29       5.49          512
1997                                             -       (.80)          11.18       6.49          471
1998                                             -       (.69)          11.43       8.72          537
 Class 2 (3)
1997                                             -       (.37)          11.17    6.65 (2)           7
1998                                             -       (.67)          11.42       8.46           32
Cash Management Fund
 Class 1
1994                                             -      $(.32) $                    3.59%        $221
1995                                             -       (.59)          11.11       5.65          193
1996                                             -       (.54)          11.12       5.09          240
1997                                             -       (.55)          11.13       5.21          226
1998                                             -       (.56)          11.13       5.17          250
 Class 2 (3)
1997                                             -       (.26)                   2.87 (2)          14
1998                                             -       (.53)                      4.92           34



                                                        Ratio
                                          Ratio of     of net
                                          expenses  income to      Portfolio
Year                                    to average    average        turnover
Ended                                   net assets net assets            rate
---------                                ---------  ---------       ---------
Global Growth Fund (1)
 Class 1
1997                                      .44% (2)   .80% (2)      13.22% (2)
1998                                            .75       1.14           25.56
 Class 2 (3)
1997                                       .57 (2)    .56 (2)       13.22 (2)
1998                                           1.00        .87           25.56
Global Small Capitalization Fund (4)
 Class 1
1998                                      .51% (2)   .86% (2)     28.20% (2)
 Class 2
1998                                       .62 (2)    .63 (2)       28.2 (2)
Growth Fund
 Class 1
1994                                          .49%       .78%          29.58%
1995                                            .47        .92           35.47
1996                                            .44        .61           30.88
1997                                            .42        .59           45.14
1998                                            .41        .38           49.91
 Class 2 (3)
1997                                       .37 (2)    .08 (2)            45.14
1998                                            .66        .15           49.91
International Fund
 Class 1
1994                                          .80%      2.03%          19.66%
1995                                            .75       2.64           24.66
1996                                            .69       1.99           32.08
1997                                            .67       1.56           50.12
1998                                            .66       1.36           34.08
 Class 2 (3)
1997                                       .53 (2)    .34 (2)            50.12
1998                                            .91       1.03           34.08
Growth Income Fund
 Class 1
1994                                          .47%      2.72%          29.26%
1995                                            .44       2.70           26.91
1996                                            .41       2.26           31.27
1997                                            .38       2.01           37.55
1998                                            .36       1.74           42.72
 Class 2 (3)
1997                                       .35 (2)    .93 (2)            37.55
1998                                            .61       1.02           42.72
Asset Allocation Fund
 Class 1
1994                                          .53%      4.55%          36.13%
1995                                            .52       4.11           39.89
1996                                            .49       3.88           50.62
1997                                            .47       3.63           34.14
1998                                            .45       3.63           27.97
 Class 2 (3)
1997                                       .40 (2)   1.81 (2)            34.14
1998                                            .70       3.39           27.97
Bond Fund (5)
 Class 1
1996                                      .52% (2)  6.18% (2)      32.83% (2)
1997                                            .55       6.63           52.93
1998                                            .54       6.89           61.54
 Class 2 (3)
1997                                       .44 (2)   3.50 (2)            52.93
1998                                            .78       6.62           61.54
High-Yield Bond Fund
 Class 1
1994                                          .54%      9.37%          38.46%
1995                                            .54      10.12           31.73
1996                                            .53       9.27           44.81
1997                                            .51       8.92           50.22
1998                                            .51       8.66           65.80
 Class 2 (3)
1997                                       .43 (2)   4.92 (2)            50.22
1998                                            .76       8.60           65.80
U.S. Government/
AAA-Rated Securities Fund
 Class 1
1994                                          .54%      6.69%         45.21%
1995                                            .54       7.37           30.11
1996                                            .53       7.33           30.45
1997                                            .52       6.73           53.80
1998                                            .51       6.11           89.25
 Class 2 (3)
1997                                       .44 (2)    3.45 (2            53.80
1998                                            .75       5.68           89.25
Cash Management Fund
 Class 1
1994                                          .49%      3.60%                -
1995                                            .49       5.37               -
1996                                            .47       4.94               -
1997                                            .47       4.99               -
1998                                            .46       5.07               -
 Class 2 (3)
1997                                       .41 (2)   2.80 (2)                -
1998                                            .70       4.75               -

1 Commenced operations
 April 30, 1997.
2  Based on operations
 for the period shown
 and, accordingly, not
 representative of a
 full year.
3  Shares offered for
  sale commencing
 April 30, 1997.
4  Commenced operations
 April 30, 1998.
5  Commenced operations
 January 2, 1996.


See Notes to Financial Statements



REPORT OF INDEPENDENT ACCOUNTANTS
_________________________________________________________________
To the Board of Trustees and Shareholders of American Variable Insurance Series:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investment portfolios, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of the Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the Growth-Income Fund, the Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund, the U.S. Government/AAA-Rated Securities Fund and the Cash Management Fund (constituting the American Variable Insurance Series, hereafter referred to as the "Series") at November 30, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for the years indicated, and the per-share data and ratios for the years indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Los Angeles, California
January 8, 1999

                                        PART C
                                   OTHER INFORMATION
                           AMERICAN VARIABLE INSURANCE SERIES

ITEM 23. EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 26 filed March 30,
1998).

(b) Previously filed (see Post-Effective Amendment No. 26 filed March 30,
1998).

(c) Previously filed (see Post-Effective Amendment No. 26 filed March 30,
1998).

(d) Previously filed (see Post-Effective Amendment No. 26 filed March 30,
1998).

(e) Previously filed (see Post-Effective Amendment No. 26 filed March 30,
1998).

(f) None.

(g) Previously filed (see Post-Effective Amendment No. 26 filed March 30,
1998).

(h) None.

(i) Not applicable to this filing.

(j) Consent of Independent Accountants

(k) None.

(l) Previously filed (see Post-Effective Amendment No. 26 filed March 30,
1998).

(m) Previously filed (see Post-Effective Amendment No. 26 filed March 30,
1998).

(n) EX-27 Financial data schedule (EDGAR).

(o) None.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 25. INDEMNIFICATION.

  Registrant is a joint-insured under investment adviser/mutual fund errors and omissions policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company, which insures its officers and Trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

 Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determinations so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification or any person in contravention of any rule or regulation of the Securities and Exchange Commission.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  None.

ITEM 27. PRINCIPAL UNDERWRITERS.

  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Investment Adviser's accounting department, 135 South State College Blvd., Brea, CA 92621 and 5300 Robin Hood Road, Norfolk, VA 23513.

 Records covering portfolio transactions are also maintained and kept by the custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.

ITEM 31. MANAGEMENT SERVICES.

 None.

ITEM 32. UNDERTAKINGS.

 None.

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 30th day of March, 1999.

   American Variable Insurance Series
   By: /s/ James K. Dunton
   James K. Dunton, President

 Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on March 30, 1999, by the following persons in the capacities indicated.

          SIGNATURE                            TITLE
(1)       Principal Executive Officer:

          /s/ James K. Dunton                  President
          James F. Rothenberg

(2)       Principal Financial Officer and
          Principal Accounting Officer:

          /s/ Robert P. Simmer                 Treasurer
          Robert P. Simmer

(3)       Directors:

          Charles H. Black*                    Trustee
          H. Frederick Christie*               Trustee
          Joe E. Davis*                        Trustee
          Martin Fenton, Jr.*                  Trustee
          Mary Myers Kauppila*                 Trustee
          Kirk P. Pendleton*                   Trustee
          /s/ James F. Rothenberg              Chairman of the Board
          Thomas E. Terry*                     Trustee



*By  /s/ Chad L. Norton
     Chad L. Norton
     (Attorney-in-Fact)

 Counsel reports that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

 /s/ Michele Y. Yang
 Michele Y. Yang